UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Value Factor ETF Fidelity® Value Factor ETF : FVAL Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Value Factor ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Factor ETF	$ 17	0.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 25% and contributed most to the fund's performance for the fiscal year. Health care, which gained 60%, also helped, as did financials, which advanced 22%. The industrials sector rose 30%, while consumer discretionary gained 25% and communication services advanced 22%. Other contributors included the energy (+39%), materials (+28%), real estate (+20%), utilities (+16%) and consumer staples (+4%) sectors.
•Turning to individual stocks, the biggest contributor was Micron Technology (+663%), from the semiconductors & semiconductor equipment category. Within the same category, NVIDIA (+13%) helped. In media & entertainment, Alphabet (+86%) boosted the fund. Apple (+50%), from the technology hardware & equipment group, helped. Lastly, in pharmaceuticals, biotechnology & life sciences, Eli Lilly (+63%) also lifted the fund.
•Conversely, the biggest detractor was Meta Platforms (-27%), from the media & entertainment group. Lastly, Microsoft (-11%), Accenture (-35%), Adobe (-30%) and Salesforce (-28%), within the software & services industry, also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 12, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Value Factor ETF - NAV A	26.48%	12.37%	14.37%
Fidelity U.S. Value Factor Index℠ A	26.60%	12.58%	14.65%
Russell 1000® Index A	18.94%	12.12%	15.04%
A   From September 12, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,330,506,225
Number of Holdings	128
Total Advisory Fee	$1,705,326
Portfolio Turnover	47%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.3
Financials	13.1
Health Care	10.1
Consumer Discretionary	9.5
Industrials	9.3
Communication Services	8.6
Consumer Staples	4.3
Energy	3.3
Real Estate	2.0
Utilities	2.0
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Australia - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Apple Inc	6.8
Microsoft Corp	5.2
Alphabet Inc Class A	5.2
Amazon.com Inc	4.2
Broadcom Inc	3.3
Micron Technology Inc	2.6
Meta Platforms Inc Class A	1.9
Berkshire Hathaway Inc Class B	1.9
Eli Lilly & Co	1.7
40.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913544.102    2858-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® U.S. Multifactor ETF Fidelity® U.S. Multifactor ETF : FLRG Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® U.S. Multifactor ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Multifactor ETF	$ 16	0.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 21% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+67%). Health care stocks also helped (+33%), benefiting from the pharmaceuticals, biotechnology & life sciences industry (+36%). Communication services rose approximately 19%, boosted by the media & entertainment industry (+23%), industrials gained approximately 17%, lifted by the capital goods industry (+45%), and financials advanced roughly 11%. Other contributors included the energy (+41%), materials (+46%), consumer staples (+8%) and real estate (+12%) sectors.
•In contrast, consumer discretionary returned roughly -8% and detracted most. Utilities (-23%) also hurt.
•Turning to individual stocks, the biggest contributor was Alphabet (+86%), from the media & entertainment industry. Apple (+49%), from the technology hardware & equipment category, helped. Lastly, Micron Technology (+92%), Nvidia (+13%) and Broadcom (+34%), within the semiconductors & semiconductor equipment group, also boosted the fund.
•Conversely, the biggest detractor was Meta Platforms (-27%), from the media & entertainment group. Microsoft, within the software & services industry, returned about -12% and hurt the fund. Corcept Therapeutics, within the pharmaceuticals, biotechnology & life sciences group, returned -48% and hindered the fund. H&R Block (-43%), a stock in the consumer services category, hurt the fund's performance. Lastly, in utilities, NRG Energy returned -25% and also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 15, 2020 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® U.S. Multifactor ETF - NAV A	16.39%	11.89%	15.04%
Fidelity U.S. Multifactor Index℠ A	16.56%	12.10%	15.29%
Russell 1000® Index A	18.94%	12.12%	15.58%
A   From September 15, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$290,445,978
Number of Holdings	102
Total Advisory Fee	$412,492
Portfolio Turnover	42%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.6
Financials	12.8
Industrials	10.2
Health Care	9.8
Communication Services	9.2
Consumer Discretionary	9.1
Consumer Staples	4.6
Energy	3.5
Materials	2.2
Real Estate	2.0
Utilities	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.7
Puerto Rico - 1.0
Bermuda - 0.8
Switzerland - 0.3
Thailand - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.2
Apple Inc	6.7
Alphabet Inc Class A	5.5
Microsoft Corp	5.1
Broadcom Inc	3.0
Meta Platforms Inc Class A	1.8
Micron Technology Inc	1.8
Visa Inc Class A	1.7
ExxonMobil Holdings Corp	1.7
Johnson & Johnson	1.6
36.1
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913563.102    6044-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Stocks for Inflation ETF Fidelity® Stocks for Inflation ETF : FCPI Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Stocks for Inflation ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stocks for Inflation ETF	$ 16	0.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 31% and contributed most to the fund's performance for the fiscal year. Health care stocks also helped (+22%), benefiting from strong results in the pharmaceuticals, biotechnology & life sciences industry (+35%). Energy rose about 29%, materials gained 9%, and industrials advanced 23%. Other contributors included the financials (+12%), communication services (+18%), consumer staples (+7%) and real estate (+14%) sectors.
•In contrast, utilities returned -21% and detracted most. Consumer discretionary (-1%) also hurt.
•Turning to individual stocks, the biggest contributor was Apple (+49%), from the technology hardware & equipment group. Newmont (+35%), a stock in the materials sector, contributed. Micron Technology (+588%), from the semiconductors & semiconductor equipment industry, helped. Alphabet (+87%), a stock in the media & entertainment industry, boosted the fund. Lastly, United Therapeutics (+88%), from the pharmaceuticals, biotechnology & life sciences category, also helped.
•Conversely, the biggest detractor was AngloGold Ashanti (-28%), from the materials sector. Doximity, within the health care equipment & services category, returned about -57% and hurt the fund. NRG Energy (-19%), a stock in the utilities sector, hindered the fund. Microsoft (-11%), from the software & services industry, hurt the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Corcept Therapeutics (-48%) also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 5, 2019 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Stocks for Inflation ETF - NAV A	17.85%	14.11%	14.57%
Fidelity Stocks for Inflation Factor Index℠ A	18.04%	14.34%	14.86%
Russell 1000® Index A	18.94%	12.12%	15.57%
A   From November 5, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$270,278,249
Number of Holdings	102
Total Advisory Fee	$381,819
Portfolio Turnover	76%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.2
Health Care	13.9
Consumer Staples	9.6
Energy	9.0
Financials	8.0
Industrials	5.7
Materials	5.3
Consumer Discretionary	5.0
Communication Services	4.7
Real Estate	4.4
Utilities	4.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.5
United Kingdom - 3.2
Australia - 2.6
Bermuda - 0.5
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.0
Apple Inc	5.7
Microsoft Corp	4.3
APA Corp	3.5
TechnipFMC PLC	3.2
Alphabet Inc Class A	2.9
Newmont Corp	2.7
Anglogold Ashanti Plc	2.6
Simon Property Group Inc	2.5
Broadcom Inc	2.4
35.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913562.102    5027-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small-Mid Multifactor ETF Fidelity® Small-Mid Multifactor ETF : FSMD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Small-Mid Multifactor ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small-Mid Multifactor ETF	$ 17	0.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained roughly 23% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+29%). Information technology, which gained about 32%, also helped, benefiting from the technology hardware & equipment industry (+82%), as did financials, which advanced approximately 26%. The health care sector rose approximately 33%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+46%), while energy gained about 55% and real estate advanced approximately 27%. Other contributors included the consumer discretionary (+10%), materials (+12%), consumer staples (+3%), communication services (+6%) and utilities (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Sandisk (+87%), from the technology hardware & equipment industry. From the same category, Ciena (+301%) and Flex (+134%) contributed. Comfort Systems USA (+147%), a stock in the capital goods category, helped. Lastly, Anglogold Ashanti, within the materials sector, gained approximately 79% and also contributed.
•In contrast, the biggest detractor was Reddit (-39%), from the media & entertainment group. In consumer services, Duolingo (-68%) hurt the fund. In software & services, Guidewire Software (-44%) and Kyndryl Holdings (-67%) hurt the fund. Lastly, in health care equipment & services, Doximity (-64%) also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 26, 2019 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Small-Mid Multifactor ETF - NAV A	22.79%	9.91%	11.69%
Fidelity Small-Mid Multifactor Index℠ A	22.88%	10.14%	11.96%
Dow Jones U.S. Completion Total Stock Market Index℠ A	20.49%	5.94%	11.18%
Dow Jones U.S. Total Stock Market Index℠ A	19.67%	11.74%	15.22%
A   From February 26, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,503,802,934
Number of Holdings	591
Total Advisory Fee	$3,118,145
Portfolio Turnover	51%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.9
Financials	16.8
Information Technology	16.7
Health Care	12.7
Consumer Discretionary	9.9
Real Estate	6.1
Energy	4.2
Materials	4.2
Communication Services	3.1
Consumer Staples	3.1
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.1
Puerto Rico - 0.6
Australia - 0.5
United Kingdom - 0.5
Bermuda - 0.4
Thailand - 0.3
Sweden - 0.2
Switzerland - 0.2
China - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Sandisk Corp	2.3
Comfort Systems USA Inc	0.9
Ciena Corp	0.9
Flex Ltd	0.8
Lumentum Holdings Inc	0.7
Coherent Corp	0.6
Revolution Medicines Inc	0.6
Casey's General Stores Inc	0.6
EMCOR Group Inc	0.5
Tapestry Inc	0.5
8.4
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913553.102    3356-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Fundamental Small-Mid Cap ETF Fidelity® Fundamental Small-Mid Cap ETF : FFSM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Fundamental Small-Mid Cap ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Small-Mid Cap ETF	$ 50	0.43%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 2500 Index for the fiscal year, especially within information technology. Picks in consumer discretionary and financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumentum Holdings (+468%). This period we decreased our stake in Lumentum Holdings. The company was one of the fund's largest holdings this period. A non-benchmark stake in Seagate Technology Holdings gained about 402% and was the second-largest relative contributor. This period we decreased our stake in Seagate Technology Holdings. A non-benchmark stake in Western Digital gained approximately 417% and notably helped. This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Also hurting our result were overweights in industrials, primarily within the commercial & professional services industry, and consumer staples, primarily within the consumer staples distribution & retail industry.
•Not owning Sandisk, a benchmark component that gained 2,730%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Tecnoglass Holdings (-44%). Not owning Bloom Energy, a benchmark component that gained 574%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to consumer staples.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 2, 2021 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Fundamental Small-Mid Cap ETF - NAV A	33.14%	10.52%	12.24%
Russell 2500™ Index A	30.64%	8.11%	8.92%
Russell 3000® Index A	19.60%	11.82%	13.37%
A   From February 2, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,511,544,075
Number of Holdings	218
Total Advisory Fee	$4,472,270
Portfolio Turnover	39%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.5
Financials	16.3
Information Technology	12.5
Health Care	12.3
Consumer Discretionary	11.6
Real Estate	5.6
Energy	4.3
Consumer Staples	4.2
Materials	3.9
Utilities	2.5
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 1.4
United Kingdom - 1.2
Thailand - 0.9
Bermuda - 0.7
Israel - 0.4
Puerto Rico - 0.3
Taiwan - 0.3
Switzerland - 0.2
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	1.7
ATI Inc	1.6
TD SYNNEX Corp	1.6
Jones Lang LaSalle Inc	1.4
Performance Food Group Co	1.4
FirstCash Holdings Inc	1.3
Carpenter Technology Corp	1.3
Sterling Infrastructure Inc	1.3
Sanmina Corp	1.3
ITT Inc	1.2
14.1
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913570.102    6342-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate Investment ETF Fidelity® Real Estate Investment ETF : FPRO Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Real Estate Investment ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment ETF	$ 62	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary contributor to the ETF's performance versus the MSCI US IMI Real Estate 25/50 Index for the fiscal year, led by an overweight in the industrial category. Picks in health care also boosted the fund's relative performance, as did an underweight in diversified REITs.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An underweight in CoStar (-70%) also helped, along with an overweight in Equinix (+32%). The latter was among our largest holdings.
•In contrast, the primary detractor from performance versus the real estate index was stock picking among industrial REITs. Also hurting our result were underweights in lodging resorts and health care REITs.
•The biggest individual relative detractor was an overweight in American Tower (-14%), one of the fund's largest holdings. An overweight in Americold Realty Trust (-5%) hurt as well. This period we decreased our position in the stock. Another notable relative detractor was Simon Property (+22%), an investment we established this period and one of our biggest holdings on July 31.
•Notable changes in positioning include higher allocations to the regional malls and free standing industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 2, 2021 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Real Estate Investment ETF - NAV A	16.27%	3.17%	7.18%
MSCI US IMI Real Estate 25/50 Index A	15.37%	2.55%	6.29%
S&P 500® Index A	19.56%	12.86%	14.64%
A   From February 2, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$16,514,641
Number of Holdings	45
Total Advisory Fee	$83,966
Portfolio Turnover	36%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	32.1
Retail REITs	20.8
Industrial REITs	14.3
Residential REITs	12.4
Health Care REITs	12.3
Real Estate Management & Development	7.0
Diversified Telecommunication Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.9
Equinix Inc	9.3
American Tower Corp	8.8
Welltower Inc	7.6
Simon Property Group Inc	5.3
Digital Realty Trust Inc	3.9
CBRE Group Inc Class A	3.7
Kimco Realty Corp	3.7
UDR Inc	3.5
Ventas Inc	3.2
58.9
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913569.102    6341-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Quality Factor ETF Fidelity® Quality Factor ETF : FQAL Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Quality Factor ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Quality Factor ETF	$ 16	0.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 26% and contributed most to the fund's performance for the fiscal year. Health care stocks also helped (+35%), benefiting from the pharmaceuticals, biotechnology & life sciences industry (+42%). Industrials rose 19%, boosted by the capital goods industry (+31%), communication services gained roughly 17%, lifted by the media & entertainment industry (+20%), and energy advanced 34%. Other contributors included the materials (+30%), consumer staples (+13%), real estate (+16%) and financials (+0%) sectors.
•Conversely, utilities returned about -4% and detracted most. Consumer discretionary (-1%) also hurt, hampered by the consumer services industry (-2%).
•Turning to individual stocks, the biggest contributor was Alphabet (+86%), from the media & entertainment group. In technology hardware & equipment, Apple gained approximately 49% and boosted the fund. Lastly, Lam Research (+212%), Applied Materials (+184%) and Broadcom (+33%), from the semiconductors & semiconductor equipment industry, also lifted the fund.
•In contrast, the biggest detractor was Meta Platforms (-28%), from the media & entertainment group. From the same category, Netflix (-38%) hurt the fund. Lastly, Microsoft (-12%), Intuit (-47%) and Palantir Technologies (-31%), within the software & services industry, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 12, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Quality Factor ETF - NAV A	17.32%	11.40%	14.28%
Fidelity U.S. Quality Factor Index℠ A	17.48%	11.63%	14.57%
Russell 1000® Index A	18.94%	12.12%	15.04%
A   From September 12, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,412,600,667
Number of Holdings	128
Total Advisory Fee	$1,825,233
Portfolio Turnover	39%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.2
Financials	12.1
Industrials	9.7
Health Care	9.0
Consumer Discretionary	8.9
Communication Services	8.7
Consumer Staples	4.6
Energy	3.4
Real Estate	2.0
Utilities	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Apple Inc	6.9
Microsoft Corp	5.2
Alphabet Inc Class A	5.2
Broadcom Inc	3.2
JPMorgan Chase & Co	1.9
Meta Platforms Inc Class A	1.8
Eli Lilly & Co	1.7
Applied Materials Inc	1.5
Visa Inc Class A	1.4
36.1
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913543.102    2857-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Fundamental Large Cap Core ETF Fidelity® Fundamental Large Cap Core ETF : FFLC Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Fundamental Large Cap Core ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Core ETF	$ 42	0.38%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark S&P 500 index for the fiscal year, especially within communication services. Stock picking and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result was stock picking in materials.
•The largest individual relative detractor was an underweight in Micron Technology (+655%). This was an investment we established this period. The second-largest relative detractor was an overweight in Meta Platforms (-28%). The company was among the fund's biggest holdings. An underweight in Apple (+49%) also detracted. The stock was among our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials. Security selection and an overweight in energy and picks and an underweight in consumer discretionary, primarily within the automobiles & components industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+563%). A second notable relative contributor was an overweight in Seagate Technology Holdings (+222%). This was an investment we established this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 66% and notably helped. The company was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to financials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 2, 2020 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Fundamental Large Cap Core ETF - NAV A	18.52%	16.53%	20.63%
S&P 500® Index A	19.56%	12.86%	17.20%
A   From June 2, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,202,139,258
Number of Holdings	118
Total Advisory Fee	$3,787,066
Portfolio Turnover	31%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.6
Industrials	12.4
Financials	12.4
Consumer Discretionary	10.6
Communication Services	10.4
Health Care	9.2
Energy	4.6
Consumer Staples	4.4
Materials	2.3
Utilities	1.4
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Taiwan - 2.4
United Kingdom - 1.4
Canada - 1.3
Korea (South) - 1.0
Netherlands - 0.5
Germany - 0.3
Belgium - 0.2
Brazil - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Alphabet Inc Class A	7.2
Amazon.com Inc	5.5
Apple Inc	4.2
Meta Platforms Inc Class A	2.9
Microsoft Corp	2.6
Broadcom Inc	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
ExxonMobil Holdings Corp	2.0
Visa Inc Class A	1.9
39.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913564.102    6079-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Momentum Factor ETF Fidelity® Momentum Factor ETF : FDMO Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Momentum Factor ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Momentum Factor ETF	$ 16	0.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 28% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+61%). Industrials, which gained 31%, also helped, benefiting from the capital goods industry (+43%), as did financials, which advanced roughly 14%. The health care sector rose about 18%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+34%), while communication services gained 12% and energy advanced approximately 30%. Other contributors included the consumer discretionary (+5%), consumer staples (+7%), real estate (+15%) and materials (+5%) sectors.
•Conversely, utilities returned about -6% and detracted most.
•Turning to individual stocks, the biggest contributor was Alphabet (+74%), from the media & entertainment industry. In semiconductors & semiconductor equipment, Micron Technology (+300%) and Advanced Micro Devices (+112%) lifted the fund. Lastly, in technology hardware & equipment, Apple (+31%) and Seagate Technology Holdings (+264%) also contributed.
•In contrast, the biggest detractor was Microsoft (-20%), from the software & services industry. From the same industry, Strategy (-58%) detracted. Meta Platforms, within the media & entertainment group, returned -27% and detracted. In health care equipment & services, Hims & Hers Health returned -66% and hurt the fund. Lastly, in technology hardware & equipment, Coherent (-31%) also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 12, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Momentum Factor ETF - NAV A	19.20%	14.13%	15.08%
Fidelity U.S. Momentum Factor Index℠ A	19.38%	14.39%	15.39%
Russell 1000® Index A	18.94%	12.12%	15.04%
A   From September 12, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$903,666,369
Number of Holdings	138
Total Advisory Fee	$1,033,589
Portfolio Turnover	111%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.3
Financials	12.6
Health Care	10.0
Consumer Discretionary	9.5
Communication Services	9.2
Industrials	9.2
Consumer Staples	4.4
Energy	3.5
Real Estate	2.2
Utilities	2.1
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
United Kingdom - 0.2
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.1
Apple Inc	7.7
Alphabet Inc Class A	5.7
Amazon.com Inc	4.0
Broadcom Inc	3.5
Micron Technology Inc	2.8
Meta Platforms Inc Class A	2.0
Eli Lilly & Co	2.0
JPMorgan Chase & Co	2.0
Berkshire Hathaway Inc Class B	1.8
39.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913542.102    2856-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Magellan℠ ETF Fidelity® Magellan℠ ETF : FMAG Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Magellan℠ ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan℠ ETF	$ 58	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the ETF's performance versus the S&P 500® index for the fiscal year, especially within the financials sector. Also hurting our result were picks in information technology and communication services, especially the media & entertainment industry.
•The biggest individual relative detractor was our stake in Alphabet (+1%), a new position in the fund and one of its largest holdings at period end. Not owning Apple, a benchmark component that gained approximately 49%, also hurt. Avoiding Micron Technology, a benchmark component that gained roughly 655%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Underweights in utilities and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Advanced Micro Devices (+123%), an investment we established this period and among the fund's largest holdings on July 31. An overweight in KLA (+110%), one of the fund's biggest holdings, helped as well. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+69%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to communication services stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 2, 2021 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Magellan℠ ETF - NAV A	2.51%	9.40%	11.43%
S&P 500® Index A	19.56%	12.86%	14.64%
A   From February 2, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$246,106,729
Number of Holdings	51
Total Advisory Fee	$1,479,603
Portfolio Turnover	73%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	41.3
Industrials	17.4
Consumer Discretionary	11.9
Financials	11.5
Communication Services	8.6
Materials	3.5
Consumer Staples	3.0
Health Care	1.4
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.7
Taiwan - 2.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.1
Amazon.com Inc	6.8
Broadcom Inc	5.2
Microsoft Corp	5.1
Alphabet Inc Class A	4.1
Alphabet Inc Class C	3.5
Advanced Micro Devices Inc	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
Visa Inc Class A	2.3
KLA Corp	2.2
44.9
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913568.102    6340-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Low Volatility Factor ETF Fidelity® Low Volatility Factor ETF : FDLO Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Low Volatility Factor ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Volatility Factor ETF	$ 16	0.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 16% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+48%). Health care, which gained about 37%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+43%), as did communication services, which advanced roughly 27%, lifted by the media & entertainment industry (+46%). The financials sector rose 9%, while energy gained approximately 35% and industrials advanced about 8%. Other contributors included the consumer staples (+9%), consumer discretionary (+4%), real estate (+10%), utilities (+8%), materials (+9%) and multi sector (+0%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+86%), from the media & entertainment category. In technology hardware & equipment, Apple (+49%) and Cisco Systems (+74%) contributed. Lastly, in semiconductors & semiconductor equipment, Broadcom (+35%) and Analog Devices (+66%) also boosted the fund.
•In contrast, the biggest detractor was Microsoft (-12%), from the software & services category. From the same industry, Amdocs (-33%), Accenture (-27%) and Roper Technologies (-28%) hurt the fund's performance. Lastly, Meta Platforms (-16%), a stock in the media & entertainment category, also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 12, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Low Volatility Factor ETF - NAV A	15.53%	9.63%	12.84%
Fidelity U.S. Low Volatility Factor Index℠ A	15.63%	9.84%	13.09%
Russell 1000® Index A	18.94%	12.12%	15.04%
A   From September 12, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,422,077,326
Number of Holdings	127
Total Advisory Fee	$2,105,969
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.9
Financials	13.4
Health Care	10.0
Communication Services	9.8
Industrials	9.7
Consumer Discretionary	9.6
Consumer Staples	4.6
Energy	3.3
Utilities	2.2
Real Estate	2.2
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	8.0
Microsoft Corp	6.4
Alphabet Inc Class A	6.2
Amazon.com Inc	4.5
Broadcom Inc	4.1
Cisco Systems Inc	2.2
JPMorgan Chase & Co	1.9
Berkshire Hathaway Inc Class B	1.8
Eli Lilly & Co	1.8
Texas Instruments Inc	1.7
38.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® U.S. Low Volatility Equity Fund merged into Fidelity® Low Volatility Factor ETF on May 8, 2026.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913541.102    2855-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® High Dividend ETF Fidelity® High Dividend ETF : FDVV Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® High Dividend ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Dividend ETF	$ 17	0.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 25% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+72%). Financials, which gained about 26%, also helped, benefiting from the banks industry (+36%), as did energy, which advanced 22%. The utilities sector rose roughly 18%, while consumer staples gained 12% and real estate advanced approximately 17%. Other contributors included the health care (+46%), industrials (+35%), communication services (+23%) and materials (+64%) sectors.
•Conversely, consumer discretionary returned approximately 7% and detracted most. This group was hampered by the consumer durables & apparel industry (-47%).
•Turning to individual stocks, the top contributor was Apple (+49%), from the technology hardware & equipment category. From the same category, Dell Technologies (+211%) lifted the fund. Broadcom (+34%) and NVIDIA (+13%), from the semiconductors & semiconductor equipment category, lifted the fund. Lastly, Alphabet (+86%), from the media & entertainment category, also boosted the fund.
•In contrast, the biggest detractor was Whirlpool (-53%), from the consumer durables & apparel industry. From the same industry, NIKE returned approximately -43% and hurt. Another notable detractor was Microsoft (-12%), a stock in the software & services group. In consumer discretionary distribution & retail, Lowe's returned -5% and hindered the fund. Lastly, Blackstone, within the financial services group, returned about -23% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 12, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® High Dividend ETF - NAV A	20.45%	14.20%	13.52%
Fidelity High Dividend Index℠ A	20.63%	14.47%	13.83%
Russell 1000® Index A	18.94%	12.12%	15.04%
A   From September 12, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$10,155,013,931
Number of Holdings	99
Total Advisory Fee	$12,449,278
Portfolio Turnover	36%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.0
Financials	20.2
Consumer Discretionary	13.2
Consumer Staples	10.9
Real Estate	8.7
Utilities	8.6
Industrials	3.6
Communication Services	3.3
Health Care	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
Italy - 2.9
Denmark - 1.3
Norway - 1.2
Japan - 0.4
Singapore - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Apple Inc	6.2
Microsoft Corp	4.9
Broadcom Inc	3.1
JPMorgan Chase & Co	2.8
Dell Technologies Inc Class C	2.7
Bank of America Corp	2.0
Coca-Cola Co/The	2.0
Alphabet Inc Class A	2.0
Philip Morris International Inc	1.8
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913539.102    2853-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Fundamental Large Cap Growth ETF Fidelity® Fundamental Large Cap Growth ETF : FFLG Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Fundamental Large Cap Growth ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Growth ETF	$ 41	0.38%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, especially within information technology. Stock selection in industrials, primarily within the transportation industry, also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the consumer services industry.
•The top individual relative contributor was an overweight in Sandisk (+871%). This was a position we established this period. A second notable relative contributor was an overweight in Marvell Technology (+142%). An overweight in Micron Technology (+241%) also helped. This period we increased our stake in Micron Technology. The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in health care. Picks in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the technology hardware & equipment industry.
•The biggest individual relative detractor was an underweight in Apple (+49%). The company was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This was a stake we established this period. Another notable relative detractor was an underweight in Lam Research (+211%). This was a position we established this period.
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 2, 2021 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Fundamental Large Cap Growth ETF - NAV A	15.00%	8.61%	8.92%
Russell 1000® Growth Index A	8.03%	11.88%	13.32%
Russell 1000® Index A	18.94%	12.12%	13.78%
A   From February 2, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$590,063,773
Number of Holdings	98
Total Advisory Fee	$2,066,754
Portfolio Turnover	47%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.9
Communication Services	17.7
Consumer Discretionary	7.9
Industrials	7.8
Health Care	7.3
Financials	3.5
Materials	1.1
Real Estate	0.8
Utilities	0.6
Consumer Staples	0.6
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Taiwan - 2.1
Canada - 1.0
Singapore - 0.7
Netherlands - 0.6
Belgium - 0.4
Korea (South) - 0.4
Chile - 0.4
Luxembourg - 0.1
Japan - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.3
Alphabet Inc Class A	12.6
Apple Inc	5.8
Eli Lilly & Co	3.3
Microsoft Corp	3.3
Micron Technology Inc	3.3
Broadcom Inc	3.2
Amazon.com Inc	2.9
Meta Platforms Inc Class A	2.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.1
55.5
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913567.102    6339-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Dividend ETF for Rising Rates Fidelity® Dividend ETF for Rising Rates : FDRR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Dividend ETF for Rising Rates for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend ETF for Rising Rates	$ 17	0.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 26% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+72%). Health care, which gained 47%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+48%), as did financials, which advanced about 29%. The industrials sector rose approximately 35%, boosted by the capital goods industry (+41%), while communication services gained roughly 24% and energy advanced 34%. Other contributors included the consumer discretionary (+7%), consumer staples (+12%), real estate (+19%) and utilities (+17%) sectors.
•In contrast, materials returned about -6% and detracted most.
•Turning to individual stocks, the biggest contributor was Apple (+49%), from the technology hardware & equipment industry. From the same group, Dell Technologies (+210%) boosted the fund. In media & entertainment, Alphabet gained roughly 86% and helped. Lastly, in semiconductors & semiconductor equipment, Broadcom (+34%) and NVIDIA (+13%) also lifted the fund.
•Conversely, the biggest detractor was Microsoft (-12%), from the software & services category. Within the same industry, Accenture (-21%) hurt. In media & entertainment, Meta Platforms (-27%) hindered the fund. Lastly, NIKE (-43%) and Whirlpool (-53%), from the consumer durables & apparel group, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 12, 2016 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Dividend ETF for Rising Rates - NAV A	24.93%	12.62%	13.60%
Fidelity Dividend Index for Rising Rates℠ A	25.11%	12.86%	13.91%
Russell 1000® Index A	18.94%	12.12%	15.04%
A   From September 12, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$736,568,812
Number of Holdings	114
Total Advisory Fee	$990,611
Portfolio Turnover	23%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.7
Financials	13.2
Industrials	10.1
Health Care	9.9
Communication Services	9.3
Consumer Discretionary	7.9
Consumer Staples	4.7
Energy	3.4
Utilities	2.1
Real Estate	2.1
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Italy - 1.7
Japan - 1.1
Denmark - 0.7
Germany - 0.6
Norway - 0.4
Australia - 0.2
Mexico - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.1
Apple Inc	7.6
Microsoft Corp	6.0
Alphabet Inc Class A	5.4
Broadcom Inc	3.8
Dell Technologies Inc Class C	3.2
JPMorgan Chase & Co	2.2
Eli Lilly & Co	2.0
Cisco Systems Inc	2.0
Meta Platforms Inc Class A	1.8
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913540.102    2854-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Blue Chip Value ETF Fidelity® Blue Chip Value ETF : FBCV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Blue Chip Value ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value ETF	$ 66	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the financials sector. Picks in health care and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+82%), the fund's biggest holding this period. An overweight in Ross Stores (+86%) also helped. This period we decreased our investment in the stock. Our stake in Cisco Systems (+73%) also contributed. Although we reduced exposure to the firm, it remained one of the fund's biggest holdings this period.
•In contrast, the largest detractors from performance versus the benchmark were stock selection and an underweight in information technology. Picks and an overweight in consumer staples also hampered the fund's result, as did an overweight in financials, primarily within the insurance industry.
•The largest individual relative detractor this period was avoiding Sandisk, a strong-performing benchmark component. Stakes in Applied Materials (-3%) and Advanced Micro Devices (-19%) also hurt.
•Notable changes in positioning include higher allocations to the information technology and consumer discretionary sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 2, 2020 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Blue Chip Value ETF - NAV A	31.08%	10.42%	15.05%
Russell 1000® Value Index A	31.19%	11.83%	15.86%
Russell 1000® Index A	18.94%	12.12%	16.84%
A   From June 2, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$177,053,548
Number of Holdings	120
Total Advisory Fee	$866,648
Portfolio Turnover	94%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.5
Information Technology	15.1
Health Care	14.8
Consumer Discretionary	12.5
Industrials	10.2
Consumer Staples	8.1
Energy	7.8
Communication Services	4.2
Materials	3.7
Utilities	1.7
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 4.1
Canada - 1.3
Taiwan - 0.5
Switzerland - 0.5
Ireland - 0.4

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.5
Microsoft Corp	5.2
Apple Inc	4.6
ExxonMobil Holdings Corp	3.4
Bank of America Corp	2.6
State Street Institutional Treasury Plus Money Market Fund Trust Class	2.3
Merck & Co Inc	2.3
Travelers Companies Inc/The	2.2
Shell PLC ADR	1.9
Keurig Dr Pepper Inc	1.9
33.9
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913566.102    6190-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Blue Chip Growth ETF Fidelity® Blue Chip Growth ETF : FBCG Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Blue Chip Growth ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth ETF	$ 62	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+130%). This period we decreased our investment in Marvell Technology. The company was among our largest holdings this period. The second-largest relative contributor was our stake in Micron Technology (+408%). This period we increased our position in Micron Technology. The stock was one of our biggest holdings at period end. An underweight in Microsoft (-12%) also contributed. The company was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in consumer discretionary and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor was an underweight in Lam Research (+211%). This was a stake we established this period. The second-largest relative detractor was an underweight in Advanced Micro Devices (+170%). This was a position we established this period. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our stake in Netflix. The stock was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 2, 2020 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Blue Chip Growth ETF - NAV A	18.65%	12.82%	19.48%
Russell 1000® Growth Index A	8.03%	11.88%	17.21%
Russell 1000® Index A	18.94%	12.12%	16.84%
A   From June 2, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$6,919,929,590
Number of Holdings	207
Total Advisory Fee	$31,950,386
Portfolio Turnover	61%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	54.5
Consumer Discretionary	14.2
Communication Services	13.4
Industrials	6.5
Health Care	6.2
Financials	2.6
Consumer Staples	1.2
Real Estate	0.7
Materials	0.4
Energy	0.2
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.6
Canada - 1.5
Taiwan - 1.2
Netherlands - 0.5
Korea (South) - 0.4
Finland - 0.2
United Kingdom - 0.2
Singapore - 0.1
Zambia - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.0
Apple Inc	9.4
Alphabet Inc Class A	9.3
Amazon.com Inc	5.8
Microsoft Corp	5.0
Broadcom Inc	4.5
Eli Lilly & Co	2.7
Meta Platforms Inc Class A	2.3
Micron Technology Inc	2.0
Western Digital Corp	1.6
57.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913565.102    6157-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Fundamental Large Cap Value ETF Fidelity® Fundamental Large Cap Value ETF : FFLV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Fundamental Large Cap Value ETF for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Value ETF	$ 44	0.38%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Index for the fiscal year, especially within financials. Stock picks in communication services, primarily within the media & entertainment industry, and consumer discretionary, primarily within the consumer durables & apparel industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+592%). The second-largest relative contributor was an overweight in Cisco Systems (+73%). This period we decreased our position in Cisco Systems. The stock was one of the fund's largest holdings. Another notable relative contributor was an underweight in Berkshire Hathaway (+8%). This period we decreased our position in Berkshire Hathaway.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Also hurting our result was stock picking in utilities and materials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was our stake in Micron Technology (+179%). A second notable relative detractor was an underweight in Intel (+356%). This was a position we established this period. Another notable relative detractor this period was avoiding Sandisk, a benchmark component that gained 2,730%.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 22, 2024 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Fundamental Large Cap Value ETF - NAV A	31.51%	17.40%
Russell 1000® Value Index A	31.19%	19.68%
Russell 1000® Index A	18.94%	18.35%
A   From February 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$16,443,629
Number of Holdings	112
Total Advisory Fee	$53,220
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.7
Information Technology	17.3
Consumer Discretionary	12.9
Health Care	12.2
Industrials	11.3
Energy	7.3
Consumer Staples	6.1
Materials	4.2
Utilities	3.4
Communication Services	2.8
Real Estate	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
United Kingdom - 2.1
Taiwan - 1.7
Canada - 1.1

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.3
Apple Inc	4.8
Microsoft Corp	4.5
ExxonMobil Holdings Corp	3.9
Wells Fargo & Co	2.6
Bank of America Corp	2.3
Travelers Companies Inc/The	2.3
Merck & Co Inc	2.1
Cisco Systems Inc	2.0
Johnson & Johnson	1.8
33.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916936.102    7573-TSRA-0926

Item 2.

Code of Ethics

As of the end of the period, July 31, 2026, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, and Fidelity Stocks for Inflation ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Fundamental Large Cap Growth ETF	$12,800	$-	$3,300	$300
Fidelity Fundamental Small-Mid Cap ETF	$12,800	$-	$3,300	$300
Fidelity Magellan ETF	$12,800	$-	$3,300	$300
Fidelity Real Estate Investment ETF	$12,800	$-	$3,300	$300
Fidelity Stocks for Inflation ETF	$13,400	$-	$4,200	$300

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Fundamental Large Cap Growth ETF	$13,300	$-	$3,300	$300
Fidelity Fundamental Small-Mid Cap ETF	$13,300	$-	$3,300	$300
Fidelity Magellan ETF	$13,300	$-	$3,300	$300
Fidelity Real Estate Investment ETF	$13,300	$-	$3,300	$300
Fidelity Stocks for Inflation ETF	$13,900	$-	$3,900	$300

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF (the “Funds”):

Services Billed by PwC

July 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Growth ETF	$15,600	$-	$4,800	$500
Fidelity Blue Chip Value ETF	$15,400	$-	$4,800	$500
Fidelity Dividend ETF for Rising Rates	$12,300	$-	$4,800	$400
Fidelity Fundamental Large Cap Core ETF	$15,400	$-	$4,800	$500
Fidelity Fundamental Large Cap Value ETF	$22,000	$-	$4,900	$600
Fidelity High Dividend ETF	$12,500	$-	$4,800	$400
Fidelity Low Volatility Factor ETF	$18,400	$-	$4,600	$400
Fidelity Momentum Factor ETF	$12,100	$-	$4,600	$400
Fidelity Quality Factor ETF	$12,100	$-	$4,600	$400
Fidelity Small-Mid Multifactor ETF	$15,100	$-	$5,100	$500
Fidelity U.S. Multifactor ETF	$15,400	$-	$4,800	$500
Fidelity Value Factor ETF	$12,100	$-	$4,600	$400

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Growth ETF	$16,000	$-	$4,800	$500
Fidelity Blue Chip Value ETF	$15,900	$-	$4,800	$500
Fidelity Dividend ETF for Rising Rates	$12,800	$-	$4,800	$400
Fidelity Fundamental Large Cap Core ETF	$15,900	$-	$4,800	$500
Fidelity Fundamental Large Cap Value ETF	$22,500	$-	$4,900	$600
Fidelity High Dividend ETF	$12,900	$-	$4,800	$400
Fidelity Low Volatility Factor ETF	$12,600	$-	$4,600	$400
Fidelity Momentum Factor ETF	$12,600	$-	$4,600	$400
Fidelity Quality Factor ETF	$12,600	$-	$4,600	$400
Fidelity Small-Mid Multifactor ETF	$15,500	$-	$5,100	$500
Fidelity U.S. Multifactor ETF	$15,900	$-	$4,800	$500
Fidelity Value Factor ETF	$12,600	$-	$4,600	$400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2026A	July 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2026A	July 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2026A	July 31, 2025A
Deloitte Entities	$2,606,100	$3,451,400
PwC	$14,623,800	$14,700,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of August 1, 2026, the members of the Audit Committee were Vijay C. Advani, Thomas Kennedy, Karen B. Peetz and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF

Annual Report
July 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Dividend ETF for Rising Rates
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	17,377	1,378,344
DENMARK - 0.7%
Financials - 0.7%
Banks - 0.7%
Danske Bank A/S	95,510	5,486,487
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Mercedes-Benz Group AG	75,463	4,057,283
ITALY - 1.7%
Financials - 1.7%
Banks - 1.7%
Banca Monte dei Paschi di Siena SpA	478,979	6,375,001
Banco BPM SpA	328,796	5,967,623

TOTAL ITALY		12,342,624
JAPAN - 1.1%
Industrials - 1.1%
Marine Transportation - 1.1%
Mitsui OSK Lines Ltd	111,600	4,131,075
Nippon Yusen KK	109,300	4,194,209

TOTAL JAPAN		8,325,284
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	25,195	839,178
NORWAY - 0.4%
Consumer Staples - 0.4%
Food Products - 0.4%
Orkla ASA	240,488	2,672,596
UNITED STATES - 94.6%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.8%
AT&T Inc	94,124	2,188,383
Comcast Corp Class A	55,493	1,329,612
Verizon Communications Inc	55,680	2,606,382
		6,124,377
Entertainment - 0.5%
Electronic Arts Inc	5,013	1,052,028
Walt Disney Co/The	23,749	2,284,416
		3,336,444
Interactive Media & Services - 7.3%
Alphabet Inc Class A	112,435	40,041,477
Match Group Inc	19,451	766,564
Meta Platforms Inc Class A	23,835	13,269,183
		54,077,224
Media - 0.5%
Fox Corp Class A (b)	11,278	656,718
New York Times Co/The Class A	9,383	702,693
News Corp Class A	26,468	729,458
Nexstar Media Group Inc	2,730	520,147
Omnicom Group Inc	10,882	856,413
		3,465,429
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	7,664	1,323,649
TOTAL COMMUNICATION SERVICES		68,327,123
Consumer Discretionary - 7.3%
Automobiles - 0.9%
Ford Motor Co	434,024	6,371,472
Hotels, Restaurants & Leisure - 3.5%
McDonald's Corp	24,302	6,577,093
Royal Caribbean Cruises Ltd	19,194	6,109,450
Starbucks Corp	67,988	7,155,737
Vail Resorts Inc (b)	40,336	6,025,392
		25,867,672
Household Durables - 0.3%
Whirlpool Corp (b)	62,467	2,342,513
Specialty Retail - 2.1%
Best Buy Co Inc	81,274	7,010,695
Home Depot Inc/The	24,551	8,149,950
		15,160,645
Textiles, Apparel & Luxury Goods - 0.5%
NIKE Inc Class B	97,076	4,049,040
TOTAL CONSUMER DISCRETIONARY		53,791,342
Consumer Staples - 4.3%
Beverages - 1.6%
Coca-Cola Co/The	78,679	6,891,494
PepsiCo Inc	32,020	4,468,711
		11,360,205
Food Products - 0.4%
Kraft Heinz Co/The	128,110	3,311,643
Household Products - 0.8%
Procter & Gamble Co/The	43,325	6,260,029
Tobacco - 1.5%
Altria Group Inc	62,513	4,271,513
Philip Morris International Inc	32,642	6,228,747
		10,500,260
TOTAL CONSUMER STAPLES		31,432,137
Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp	27,343	5,381,923
ConocoPhillips	25,386	3,058,505
EOG Resources Inc	17,288	2,570,553
ExxonMobil Holdings Corp	53,618	8,334,382
Kinder Morgan Inc	64,761	2,084,009
ONEOK Inc	23,137	2,101,071
Viper Energy Inc Class A	32,861	1,465,929
TOTAL ENERGY		24,996,372
Financials - 10.8%
Banks - 6.5%
Bank of America Corp	163,401	10,122,692
Citigroup Inc	62,459	8,272,695
JPMorgan Chase & Co	44,928	15,805,221
Truist Financial Corp	106,266	5,508,829
Wells Fargo & Co	88,098	7,616,072
		47,325,509
Capital Markets - 2.0%
Blackstone Inc	45,799	5,850,822
Goldman Sachs Group Inc/The	8,771	8,932,211
		14,783,033
Insurance - 1.6%
Old Republic International Corp	127,622	5,514,546
Prudential Financial Inc	53,719	6,558,016
		12,072,562
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Annaly Capital Management Inc	228,919	5,201,040
TOTAL FINANCIALS		79,382,144
Health Care - 9.9%
Biotechnology - 1.3%
AbbVie Inc	40,713	10,216,519
Health Care Providers & Services - 2.1%
UnitedHealth Group Inc	26,902	11,148,189
Universal Health Services Inc Class B	23,720	3,995,397
		15,143,586
Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co	104,452	6,821,760
Eli Lilly & Co	12,722	14,615,543
Johnson & Johnson	45,881	11,761,594
Merck & Co Inc	66,645	8,677,179
Pfizer Inc	238,562	5,966,436
		47,842,512
TOTAL HEALTH CARE		73,202,617
Industrials - 9.0%
Aerospace & Defense - 3.0%
GE Aerospace	22,950	8,263,608
Honeywell Aerospace Inc	11,079	2,290,472
Lockheed Martin Corp	8,183	4,768,561
RTX Corp	32,661	7,029,300
		22,351,941
Air Freight & Logistics - 0.6%
United Parcel Service Inc Class B	38,944	4,058,744
Ground Transportation - 0.8%
Union Pacific Corp	20,826	6,083,899
Industrial Conglomerates - 0.4%
Honeywell International Inc	11,079	2,692,751
Machinery - 2.3%
Caterpillar Inc	10,206	8,315,951
Illinois Tool Works Inc	15,374	4,411,569
PACCAR Inc	33,771	4,480,736
		17,208,256
Marine Transportation - 0.5%
AP Moller - Maersk A/S Series B	1,439	3,855,127
Professional Services - 1.4%
Automatic Data Processing Inc	19,763	5,266,049
Paychex Inc	40,319	4,710,872
		9,976,921
TOTAL INDUSTRIALS		66,227,639
Information Technology - 34.7%
Communications Equipment - 2.0%
Cisco Systems Inc	125,005	14,499,330
IT Services - 1.7%
Accenture PLC Class A	34,537	5,730,379
IBM Corporation	33,281	7,443,296
		13,173,675
Semiconductors & Semiconductor Equipment - 12.9%
Broadcom Inc	71,941	28,005,192
NVIDIA Corp	296,086	59,439,265
Skyworks Solutions Inc (b)	116,136	7,232,950
		94,677,407
Software - 6.0%
Microsoft Corp	95,011	44,153,512
Technology Hardware, Storage & Peripherals - 12.1%
Apple Inc	180,895	55,880,275
Dell Technologies Inc Class C	58,576	23,744,953
HP Inc	350,924	9,569,697
		89,194,925
TOTAL INFORMATION TECHNOLOGY		255,698,849
Materials - 1.7%
Chemicals - 1.2%
Air Products and Chemicals Inc	6,892	2,032,382
Dow Inc	47,649	1,443,288
Linde PLC	7,690	3,678,742
LyondellBasell Industries NV Class A1	25,494	1,582,668
		8,737,080
Containers & Packaging - 0.2%
Smurfit Westrock PLC	34,815	1,600,445
Metals & Mining - 0.3%
Newmont Corp	22,680	2,125,343
TOTAL MATERIALS		12,462,868
Real Estate - 2.1%
Health Care REITs - 0.4%
Healthpeak Properties Inc	64,297	1,403,604
Omega Healthcare Investors Inc	25,369	1,284,432
		2,688,036
Industrial REITs - 0.2%
Prologis Inc	16,920	2,446,801
Retail REITs - 0.5%
Realty Income Corp	25,036	1,599,049
Simon Property Group Inc	8,341	1,913,175
		3,512,224
Specialized REITs - 1.0%
American Tower Corp	10,368	1,797,397
Gaming and Leisure Properties Inc	24,018	1,075,766
Lamar Advertising Co Class A	8,366	1,338,225
Public Storage	4,984	1,615,664
VICI Properties Inc	44,434	1,170,836
		6,997,888
TOTAL REAL ESTATE		15,644,949
Utilities - 2.1%
Electric Utilities - 2.0%
American Electric Power Co Inc	15,437	1,973,620
Duke Energy Corp	17,825	2,235,790
Edison International	22,545	1,654,127
Eversource Energy	21,150	1,514,129
Exelon Corp	37,687	1,726,818
NextEra Energy Inc	35,079	3,049,067
Southern Co/The	24,641	2,329,560
		14,483,111
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	81,963	1,203,216
TOTAL UTILITIES		15,686,327
TOTAL UNITED STATES		696,852,367
TOTAL COMMON STOCKS (Cost $504,164,227)		731,954,163

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (d) (Cost $182,780)	3.64	183,000	182,817

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	3,141,135	3,141,763
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	10,620,593	10,621,655
TOTAL MONEY MARKET FUNDS (Cost $13,763,372)			13,763,418

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $518,110,379)	745,900,398
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(9,331,586)
NET ASSETS - 100.0%	736,568,812

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	121	9/2026	4,549,146	1,261

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $182,817.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	739,880	48,143,488	45,741,523	112,044	(128)	46	3,141,763	3,141,135
Fidelity Securities Lending Cash Central Fund	8,773,550	137,091,516	135,243,491	129,986	80	-	10,621,655	10,620,593
	9,513,430	185,235,004	180,985,014	242,030	(48)	46	13,763,418

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	68,327,123	68,327,123	-	-
Consumer Discretionary	57,848,625	57,848,625	-	-
Consumer Staples	34,104,733	34,104,733	-	-
Energy	24,996,372	24,996,372	-	-
Financials	97,211,255	97,211,255	-	-
Health Care	73,202,617	73,202,617	-	-
Industrials	74,552,923	74,552,923	-	-
Information Technology	255,698,849	255,698,849	-	-
Materials	14,680,390	14,680,390	-	-
Real Estate	15,644,949	15,644,949	-	-
Utilities	15,686,327	15,686,327	-	-

U.S. Treasury Obligations	182,817	-	182,817	-

Money Market Funds	13,763,418	13,763,418	-	-
Total Investments in Securities:	745,900,398	745,717,581	182,817	-
Derivative Instruments:

Assets
Futures Contracts	1,261	1,261	-	-
Total Assets	1,261	1,261	-	-
Total Derivative Instruments:	1,261	1,261	-	-
Fidelity® Dividend ETF for Rising Rates
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$732,136,980
Investments in securities, at value - affiliated issuers	13,763,418
Segregated cash with brokers for derivative instruments	123,352
Cash	391,798
Foreign currency held at value	465,052
Dividends receivable	753,273
Distributions receivable from affiliated funds	12,527
Receivable for variation margin on futures contracts	28,284
Total assets	747,674,684
Liabilities
Payable for investments purchased	393,294
Accrued management fee	90,926
Other payables and accrued expenses	77
Collateral on securities loaned	10,621,575
Total liabilities	11,105,872
Net Assets	$736,568,812
Net assets consist of:
Paid in capital	582,535,406
Total accumulated earnings (loss)	154,033,406
Net Assets	$736,568,812

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($736,568,812/10,900,000 shares)	$67.58

Other Information
Unaffiliated issuers, cost	504,347,007
Affiliated issuers, cost	13,763,372
Foreign currency holdings, cost	461,171
Securities loaned, market value	15,899,475
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$15,612,803
Dividends - affiliated issuers	242,030
Security lending income - unaffiliated issuers	52,665
Interest	9,877
Total investment income	15,917,375
Expenses
Management fee	990,611
Independent trustees' fees and expenses	2,205
Interest	545
Total expenses	993,361
Expense reimbursements and reductions	(287)
Total expenses after reductions	993,074
Net investment income (loss)	14,924,301
Net realized gain (loss)
Investments - unaffiliated issuers	434,897
Investments - affiliated issuers	(48)
Redemptions in-kind	35,728,504
Foreign currency transactions	20,802
Futures contracts	287,904
Net realized gain (loss)	36,472,059
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	95,332,054
Investments - affiliated issuers	46
Assets and liabilities in foreign currencies	(4,221)
Futures contracts	(47,448)
Total change in net unrealized appreciation (depreciation)	95,280,431
Net gain (loss)	131,752,490
Net increase (decrease) in net assets resulting from operations	$146,676,791
Other Information
Income from securities lending - Affiliated Issuers	129,986

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,924,301	$13,340,339
Net realized gain (loss)	36,472,059	33,430,986
Change in net unrealized appreciation (depreciation)	95,280,431	29,640,069
Net increase (decrease) in net assets resulting from operations	146,676,791	76,411,394
Distributions to shareholders
Distributions to shareholders	(15,174,600)	(15,464,750)
Total distributions	(15,174,600)	(15,464,750)
Net increase (decrease) in net assets resulting from share transactions	21,038,228	(21,541,854)
Total increase (decrease) in net assets	152,540,419	39,404,790
Net Assets
Beginning of period	584,028,393	544,623,603
End of period	$736,568,812	$584,028,393
Financial Highlights
Fidelity® Dividend ETF for Rising Rates

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$55.36	$49.51	$43.10	$41.08	$42.62
Income from Investment Operations
Net investment income (loss) A, B	1.39	1.24	1.16	1.22	1.08
Net realized and unrealized gain (loss)	12.24	6.06	6.40	2.02	(1.54)
Total from investment operations	13.63	7.30	7.56	3.24	(.46)
Distributions
Distributions from net investment income	(1.41)	(1.45)	(1.15)	(1.22)	(1.08)
Total distributions	(1.41)	(1.45)	(1.15)	(1.22)	(1.08)
Net asset value, end of period	$67.58	$55.36	$49.51	$43.10	$41.08
Total Return C, D	24.93%	14.99%	17.85%	8.17%	(1.06)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.15%	.15%	.19%	.29%	.29%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.19%	.29%	.29%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.19%	.29%	.29%
Ratio of net investment income (loss) to average net assets	2.26%	2.41%	2.63%	3.04%	2.54%
Net assets, end of period	$736,568,812	$584,028,393	$544,623,603	$549,535,701	$612,142,793
Portfolio turnover rate H	23% G	27% G	32% G	29% G	28% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® High Dividend ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
DENMARK - 1.3%
Financials - 1.3%
Banks - 1.3%
Danske Bank A/S	2,289,371	131,510,872
ITALY - 2.9%
Financials - 2.9%
Banks - 2.9%
Banca Monte dei Paschi di Siena SpA	11,457,161	152,489,799
Banco BPM SpA	7,861,726	142,689,747

TOTAL ITALY		295,179,546
JAPAN - 0.4%
Industrials - 0.4%
Marine Transportation - 0.4%
Mitsui OSK Lines Ltd	551,500	20,414,765
Nippon Yusen KK	540,200	20,729,295

TOTAL JAPAN		41,144,060
NORWAY - 1.2%
Consumer Staples - 1.2%
Food Products - 1.2%
Orkla ASA	10,796,409	119,982,867
SINGAPORE - 0.2%
Industrials - 0.2%
Passenger Airlines - 0.2%
Singapore Airlines Ltd	3,457,800	20,739,258
UNITED STATES - 93.8%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc	464,991	10,811,041
Comcast Corp Class A	273,943	6,563,674
Verizon Communications Inc	275,018	12,873,593
		30,248,308
Entertainment - 0.2%
Electronic Arts Inc	24,775	5,199,282
Walt Disney Co/The	117,181	11,271,640
		16,470,922
Interactive Media & Services - 2.6%
Alphabet Inc Class A	555,419	197,801,369
Match Group Inc	96,141	3,788,917
Meta Platforms Inc Class A	117,747	65,550,932
		267,141,218
Media - 0.2%
Fox Corp Class A (b)	55,695	3,243,120
New York Times Co/The Class A	46,314	3,468,455
News Corp Class A	130,743	3,603,277
Nexstar Media Group Inc	13,590	2,589,303
Omnicom Group Inc	53,732	4,228,708
		17,132,863
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	37,814	6,530,856
TOTAL COMMUNICATION SERVICES		337,524,167
Consumer Discretionary - 13.2%
Automobiles - 1.5%
Ford Motor Co	10,055,061	147,608,295
Hotels, Restaurants & Leisure - 4.4%
McDonald's Corp	511,407	138,407,190
Starbucks Corp	1,520,237	160,004,944
Vail Resorts Inc (b)	968,715	144,706,647
		443,118,781
Household Durables - 0.5%
Whirlpool Corp (b)	1,500,184	56,256,900
Specialty Retail - 6.0%
Best Buy Co Inc	1,939,063	167,263,575
Home Depot Inc/The	487,855	161,948,346
Lowe's Cos Inc	558,708	116,105,109
TJX Cos Inc/The	1,017,452	160,085,898
		605,402,928
Textiles, Apparel & Luxury Goods - 0.8%
NIKE Inc Class B	2,216,039	92,430,987
TOTAL CONSUMER DISCRETIONARY		1,344,817,891
Consumer Staples - 9.7%
Beverages - 3.3%
Coca-Cola Co/The	2,275,706	199,329,089
PepsiCo Inc	993,748	138,687,471
		338,016,560
Food Products - 1.4%
Kraft Heinz Co/The	5,475,277	141,535,910
Household Products - 1.7%
Procter & Gamble Co/The	1,186,672	171,462,237
Tobacco - 3.3%
Altria Group Inc	2,261,778	154,547,291
Philip Morris International Inc	960,276	183,239,866
		337,787,157
TOTAL CONSUMER STAPLES		988,801,864
Financials - 16.0%
Banks - 8.9%
Bank of America Corp	3,219,104	199,423,493
JPMorgan Chase & Co	795,756	279,939,004
Truist Financial Corp	2,409,953	124,931,964
US Bancorp	2,290,318	144,312,937
Wells Fargo & Co	1,785,212	154,331,577
		902,938,975
Capital Markets - 3.1%
Blackstone Inc	1,019,917	130,294,397
Goldman Sachs Group Inc/The	179,068	182,359,270
		312,653,667
Insurance - 2.8%
Old Republic International Corp	3,029,287	130,895,491
Prudential Financial Inc	1,249,127	152,493,424
		283,388,915
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Annaly Capital Management Inc	5,406,345	122,832,158
TOTAL FINANCIALS		1,621,813,715
Health Care - 3.3%
Biotechnology - 0.5%
AbbVie Inc	183,861	46,138,079
Health Care Providers & Services - 0.7%
UnitedHealth Group Inc	121,474	50,338,826
Universal Health Services Inc Class B	107,089	18,038,071
		68,376,897
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co	471,606	30,800,588
Eli Lilly & Co	57,451	66,002,007
Johnson & Johnson	207,130	53,097,776
Merck & Co Inc	300,901	39,177,310
Pfizer Inc	1,077,066	26,937,420
		216,015,101
TOTAL HEALTH CARE		330,530,077
Industrials - 3.0%
Aerospace & Defense - 1.1%
GE Aerospace	112,509	40,511,116
Honeywell Aerospace Inc	54,470	11,261,128
Lockheed Martin Corp	40,258	23,459,947
RTX Corp	160,242	34,487,283
		109,719,474
Air Freight & Logistics - 0.2%
United Parcel Service Inc Class B	191,659	19,974,701
Ground Transportation - 0.3%
Union Pacific Corp	102,370	29,905,348
Industrial Conglomerates - 0.1%
Honeywell International Inc	54,466	13,237,960
Machinery - 0.6%
Caterpillar Inc	50,039	40,772,278
PACCAR Inc	166,350	22,071,318
		62,843,596
Marine Transportation - 0.2%
AP Moller - Maersk A/S Series B	7,102	19,026,484
Professional Services - 0.5%
Automatic Data Processing Inc	97,257	25,915,101
Paychex Inc	198,867	23,235,620
		49,150,721
TOTAL INDUSTRIALS		303,858,284
Information Technology - 28.0%
IT Services - 1.5%
Accenture PLC Class A	392,580	65,136,873
IBM Corporation	377,550	84,439,058
		149,575,931
Semiconductors & Semiconductor Equipment - 11.7%
Broadcom Inc	810,267	315,420,738
NVIDIA Corp	3,324,209	667,334,957
Skyworks Solutions Inc (b)	1,324,308	82,477,902
Texas Instruments Inc	453,577	125,069,322
		1,190,302,919
Software - 4.9%
Microsoft Corp	1,067,510	496,093,247
Technology Hardware, Storage & Peripherals - 9.9%
Apple Inc	2,031,105	627,428,646
Dell Technologies Inc Class C	667,461	270,568,666
HP Inc	4,000,628	109,097,125
		1,007,094,437
TOTAL INFORMATION TECHNOLOGY		2,843,066,534
Real Estate - 8.7%
Health Care REITs - 1.9%
Healthpeak Properties Inc	4,620,753	100,871,038
Omega Healthcare Investors Inc	1,808,489	91,563,798
		192,434,836
Industrial REITs - 1.0%
Prologis Inc	701,990	101,514,774
Retail REITs - 1.8%
Realty Income Corp	1,351,798	86,339,338
Simon Property Group Inc	436,595	100,141,795
		186,481,133
Specialized REITs - 4.0%
American Tower Corp	499,784	86,642,554
Crown Castle Inc	945,648	72,152,942
Gaming and Leisure Properties Inc	1,709,826	76,583,107
Public Storage	286,471	92,865,305
VICI Properties Inc	2,787,386	73,447,621
		401,691,529
TOTAL REAL ESTATE		882,122,272
Utilities - 8.6%
Electric Utilities - 7.7%
American Electric Power Co Inc	871,698	111,446,589
Duke Energy Corp	893,699	112,096,666
Edison International	1,553,434	113,975,453
Eversource Energy	1,447,291	103,611,562
Exelon Corp	2,337,507	107,104,571
NextEra Energy Inc	1,368,734	118,970,359
Southern Co/The	1,217,022	115,057,260
		782,262,460
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The	6,132,844	90,030,150
TOTAL UTILITIES		872,292,610
TOTAL UNITED STATES		9,524,827,414
TOTAL COMMON STOCKS (Cost $8,735,993,311)		10,133,384,017

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (d) (Cost $1,303,429)	3.64	1,305,000	1,303,693

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	11,488,617	11,490,915
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	170,576,269	170,593,326
TOTAL MONEY MARKET FUNDS (Cost $182,084,218)			182,084,241

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $8,919,380,958)	10,316,771,951
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(161,758,020)
NET ASSETS - 100.0%	10,155,013,931

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	58	9/2026	21,805,825	150,376

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,303,693.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	9,901,260	1,336,699,948	1,335,116,991	387,635	6,675	23	11,490,915	11,488,617
Fidelity Securities Lending Cash Central Fund	33,967,044	1,769,029,029	1,632,395,202	1,569,963	(7,545)	-	170,593,326	170,576,269
	43,868,304	3,105,728,977	2,967,512,193	1,957,598	(870)	23	182,084,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	337,524,167	337,524,167	-	-
Consumer Discretionary	1,344,817,891	1,344,817,891	-	-
Consumer Staples	1,108,784,731	1,108,784,731	-	-
Financials	2,048,504,133	2,048,504,133	-	-
Health Care	330,530,077	330,530,077	-	-
Industrials	365,741,602	365,741,602	-	-
Information Technology	2,843,066,534	2,843,066,534	-	-
Real Estate	882,122,272	882,122,272	-	-
Utilities	872,292,610	872,292,610	-	-

U.S. Treasury Obligations	1,303,693	-	1,303,693	-

Money Market Funds	182,084,241	182,084,241	-	-
Total Investments in Securities:	10,316,771,951	10,315,468,258	1,303,693	-
Derivative Instruments:

Assets
Futures Contracts	150,376	150,376	-	-
Total Assets	150,376	150,376	-	-
Total Derivative Instruments:	150,376	150,376	-	-
Fidelity® High Dividend ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$10,134,687,710
Investments in securities, at value - affiliated issuers	182,084,241
Segregated cash with brokers for derivative instruments	17,508
Cash	7,759,659
Foreign currency held at value	57,095
Dividends receivable	9,798,344
Interest receivable	35
Distributions receivable from affiliated funds	102,543
Receivable for variation margin on futures contracts	121,813
Total assets	10,334,628,948
Liabilities
Payable for investments purchased	7,760,508
Accrued management fee	1,253,638
Collateral on securities loaned	170,600,871
Total liabilities	179,615,017
Net Assets	$10,155,013,931
Net assets consist of:
Paid in capital	8,884,094,993
Total accumulated earnings (loss)	1,270,918,938
Net Assets	$10,155,013,931

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($10,155,013,931/162,450,000 shares)	$62.51

Other Information
Unaffiliated issuers, cost	8,737,296,740
Affiliated issuers, cost	182,084,218
Foreign currency holdings, cost	58,831
Securities loaned, market value	210,796,431
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$258,797,494
Dividends - affiliated issuers	1,957,598
Security lending income - unaffiliated issuers	201,340
Interest	125,293
Total investment income	261,081,725
Expenses
Management fee	12,449,278
Independent trustees' fees and expenses	26,016
Interest	63,442
Total expenses	12,538,736
Expense reimbursements and reductions	(439)
Total expenses after reductions	12,538,297
Net investment income (loss)	248,543,428
Net realized gain (loss)
Investments - unaffiliated issuers	64,130,289
Investments - affiliated issuers	(870)
Redemptions in-kind	500,872,692
Foreign currency transactions	(200,358)
Futures contracts	3,455,052
Net realized gain (loss)	568,256,805
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	746,748,219
Investments - affiliated issuers	23
Assets and liabilities in foreign currencies	38,899
Futures contracts	(406,312)
Total change in net unrealized appreciation (depreciation)	746,380,829
Net gain (loss)	1,314,637,634
Net increase (decrease) in net assets resulting from operations	$1,563,181,062
Other Information
Income from securities lending - Affiliated Issuers	1,569,963

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$248,543,428	$140,117,732
Net realized gain (loss)	568,256,805	265,640,106
Change in net unrealized appreciation (depreciation)	746,380,829	188,588,755
Net increase (decrease) in net assets resulting from operations	1,563,181,062	594,346,593
Distributions to shareholders
Distributions to shareholders	(251,528,050)	(149,474,650)
Total distributions	(251,528,050)	(149,474,650)
Net increase (decrease) in net assets resulting from share transactions	2,629,675,084	2,601,966,025
Total increase (decrease) in net assets	3,941,328,096	3,046,837,968
Net Assets
Beginning of period	6,213,685,835	3,166,847,867
End of period	$10,155,013,931	$6,213,685,835
Financial Highlights
Fidelity® High Dividend ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$53.50	$48.61	$41.51	$38.44	$38.05
Income from Investment Operations
Net investment income (loss) A, B	1.73	1.57	1.35	1.39	1.21
Net realized and unrealized gain (loss)	9.01	4.97	7.17	3.11	.44 C
Total from investment operations	10.74	6.54	8.52	4.50	1.65
Distributions
Distributions from net investment income	(1.73)	(1.65)	(1.42)	(1.43)	(1.26)
Total distributions	(1.73)	(1.65)	(1.42)	(1.43)	(1.26)
Net asset value, end of period	$62.51	$53.50	$48.61	$41.51	$38.44
Total Return D, E	20.45%	13.72%	21.01%	12.22%	4.43%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.15%	.15%	.19%	.29%	.29%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.19%	.29%	.29%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.19%	.29%	.29%
Ratio of net investment income (loss) to average net assets	2.99%	3.11%	3.11%	3.66%	3.11%
Net assets, end of period	$10,155,013,931	$6,213,685,835	$3,166,847,867	$1,695,767,248	$1,278,054,195
Portfolio turnover rate I	36% H	39% H	14% H	52% H	38% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Low Volatility Factor ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 9.8%
Diversified Telecommunication Services - 2.3%
AT&T Inc	466,287	10,841,173
Comcast Corp Class A	359,124	8,604,611
Verizon Communications Inc	272,352	12,748,797
		32,194,581
Interactive Media & Services - 6.2%
Alphabet Inc Class A	247,595	88,176,007
Media - 0.7%
Omnicom Group Inc	131,226	10,327,486
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	52,832	9,124,615
TOTAL COMMUNICATION SERVICES		139,822,689
Consumer Discretionary - 9.6%
Broadline Retail - 4.5%
Amazon.com Inc (c)	234,623	63,718,914
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants Inc	33,893	6,899,937
McDonald's Corp	35,685	9,657,788
Yum! Brands Inc	47,675	7,307,624
		23,865,349
Specialty Retail - 3.4%
AutoZone Inc (c)	2,147	6,475,889
Home Depot Inc/The	38,303	12,715,064
Lowe's Cos Inc	36,055	7,492,590
O'Reilly Automotive Inc (c)	86,817	7,757,099
TJX Cos Inc/The	66,895	10,525,259
Tractor Supply Co	131,843	4,056,809
		49,022,710
TOTAL CONSUMER DISCRETIONARY		136,606,973
Consumer Staples - 4.6%
Beverages - 1.2%
Coca-Cola Co/The	116,282	10,185,141
PepsiCo Inc	44,922	6,269,314
		16,454,455
Consumer Staples Distribution & Retail - 0.9%
Walmart Inc	113,586	12,630,763
Food Products - 0.7%
General Mills Inc	66,003	2,359,607
Hershey Co/The	16,033	2,806,577
Mondelez International Inc	71,993	4,485,884
		9,652,068
Household Products - 1.2%
Colgate-Palmolive Co	45,182	4,125,117
Kimberly-Clark Corp (b)	32,734	3,578,153
Procter & Gamble Co/The	66,398	9,593,847
		17,297,117
Tobacco - 0.6%
Philip Morris International Inc	47,671	9,096,580
TOTAL CONSUMER STAPLES		65,130,983
Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Cheniere Energy Inc	14,244	3,754,291
Chevron Corp	51,507	10,138,123
ConocoPhillips	45,417	5,471,840
EOG Resources Inc	29,551	4,393,938
ExxonMobil Holdings Corp	103,332	16,061,926
Kinder Morgan Inc	110,351	3,551,095
Williams Cos Inc/The	57,022	4,079,354
TOTAL ENERGY		47,450,567
Financials - 13.4%
Banks - 3.7%
Bank of America Corp	246,020	15,240,939
JPMorgan Chase & Co	75,755	26,649,852
Wells Fargo & Co	128,163	11,079,691
		52,970,482
Capital Markets - 1.0%
Cboe Global Markets Inc	23,404	7,260,622
CME Group Inc Class A	27,141	7,268,088
		14,528,710
Financial Services - 4.3%
Berkshire Hathaway Inc Class B (c)	50,235	25,697,213
Mastercard Inc Class A	27,744	15,900,086
Visa Inc Class A	53,148	19,459,077
		61,056,376
Insurance - 4.4%
AFLAC Inc	60,561	7,720,316
Arthur J Gallagher & Co	28,467	7,100,239
Chubb Ltd	25,192	8,834,331
Hartford Insurance Group Inc/The	46,692	6,626,062
Marsh & McLennan Cos Inc	40,658	7,712,416
Progressive Corp/The	40,375	8,536,083
Travelers Companies Inc/The	24,186	9,054,271
W R Berkley Corp	88,221	6,399,551
		61,983,269
TOTAL FINANCIALS		190,538,837
Health Care - 10.0%
Biotechnology - 2.5%
AbbVie Inc	65,557	16,450,874
Amgen Inc	28,085	10,817,219
Gilead Sciences Inc	68,042	8,859,748
		36,127,841
Health Care Equipment & Supplies - 0.9%
Becton Dickinson & Co	35,456	5,872,223
Medtronic PLC	87,137	7,440,628
		13,312,851
Health Care Providers & Services - 2.4%
Cigna Group/The	28,136	7,851,351
Elevance Health Inc	22,637	8,507,890
UnitedHealth Group Inc	41,317	17,121,765
		33,481,006
Pharmaceuticals - 4.2%
Eli Lilly & Co	22,333	25,657,044
Johnson & Johnson	77,069	19,756,638
Merck & Co Inc	104,179	13,564,106
		58,977,788
TOTAL HEALTH CARE		141,899,486
Industrials - 9.7%
Aerospace & Defense - 3.8%
General Dynamics Corp	20,586	7,893,084
Honeywell Aerospace Inc	18,145	3,751,297
Huntington Ingalls Industries Inc	13,848	4,520,680
L3Harris Technologies Inc	19,817	5,490,498
Lockheed Martin Corp	13,231	7,710,233
Northrop Grumman Corp	10,637	5,770,360
RTX Corp	55,720	11,992,059
TransDigm Group Inc	5,444	6,828,845
		53,957,056
Commercial Services & Supplies - 1.4%
Cintas Corp	35,150	7,192,745
Republic Services Inc	28,904	6,085,736
Waste Management Inc	31,594	7,157,621
		20,436,102
Electrical Equipment - 0.5%
AMETEK Inc	28,475	6,882,692
Ground Transportation - 0.7%
Union Pacific Corp	34,087	9,957,835
Industrial Conglomerates - 0.3%
Honeywell International Inc	18,146	4,410,385
Machinery - 1.1%
Deere & Co	14,802	8,772,701
Illinois Tool Works Inc	24,207	6,946,199
		15,718,900
Professional Services - 1.4%
Automatic Data Processing Inc	31,477	8,387,361
FTI Consulting Inc (b)(c)	31,507	5,021,586
Paychex Inc (b)	61,451	7,179,935
		20,588,882
Trading Companies & Distributors - 0.5%
Fastenal Co	135,673	6,472,959
TOTAL INDUSTRIALS		138,424,811
Information Technology - 32.9%
Communications Equipment - 3.4%
Cisco Systems Inc	269,592	31,269,976
Motorola Solutions Inc	39,818	17,350,694
		48,620,670
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	142,132	22,840,612
IT Services - 5.0%
Accenture PLC Class A	75,652	12,552,180
Amdocs Ltd (b)	209,113	11,651,776
Cognizant Technology Solutions Corp Class A (b)	207,164	11,466,527
IBM Corporation	72,060	16,116,219
VeriSign Inc	64,460	18,694,690
		70,481,392
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices Inc	57,565	21,149,957
Broadcom Inc	149,041	58,018,680
Texas Instruments Inc	87,014	23,993,240
		103,161,877
Software - 7.6%
Microsoft Corp	193,860	90,090,619
Roper Technologies Inc (b)	44,282	17,357,216
		107,447,835
Technology Hardware, Storage & Peripherals - 8.0%
Apple Inc	367,538	113,536,164
TOTAL INFORMATION TECHNOLOGY		466,088,550
Materials - 2.1%
Chemicals - 1.2%
Air Products and Chemicals Inc	12,007	3,540,744
Corteva Inc	42,140	3,316,839
Ecolab Inc	12,653	3,512,852
Linde PLC	14,305	6,843,227
		17,213,662
Containers & Packaging - 0.5%
Amcor PLC (b)	52,827	2,370,876
AptarGroup Inc	17,567	2,353,275
Packaging Corp of America	10,886	2,676,214
		7,400,365
Metals & Mining - 0.4%
Newmont Corp	40,998	3,841,923
Royal Gold Inc	9,578	1,899,796
		5,741,719
TOTAL MATERIALS		30,355,746
Real Estate - 2.2%
Health Care REITs - 0.6%
Omega Healthcare Investors Inc	45,945	2,326,195
Welltower Inc	23,726	5,562,324
		7,888,519
Residential REITs - 0.5%
AvalonBay Communities Inc	12,585	2,335,902
Equity LifeStyle Properties Inc	30,112	1,959,388
Equity Residential	34,361	2,283,288
		6,578,578
Retail REITs - 0.3%
Agree Realty Corp (b)	25,502	1,984,055
Realty Income Corp	46,772	2,987,328
		4,971,383
Specialized REITs - 0.8%
American Tower Corp	19,571	3,392,829
Equinix Inc	4,205	4,286,072
Gaming and Leisure Properties Inc	43,505	1,948,589
VICI Properties Inc	81,726	2,153,480
		11,780,970
TOTAL REAL ESTATE		31,219,450
Utilities - 2.2%
Electric Utilities - 1.4%
American Electric Power Co Inc	30,098	3,848,029
Duke Energy Corp	34,885	4,375,626
Exelon Corp	73,225	3,355,170
Southern Co/The	48,248	4,561,366
Xcel Energy Inc (b)	42,065	3,289,482
		19,429,673
Multi-Utilities - 0.8%
Ameren Corp	27,218	2,983,365
Consolidated Edison Inc	28,414	3,092,864
DTE Energy Co	20,986	2,977,284
WEC Energy Group Inc (b)	26,750	2,926,985
		11,980,498
TOTAL UTILITIES		31,410,171
TOTAL UNITED STATES		1,418,948,263
TOTAL COMMON STOCKS (Cost $1,176,033,689)		1,418,948,263

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $153,815)	3.64	154,000	153,846

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	1,475,441	1,475,736
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	19,221,803	19,223,725
TOTAL MONEY MARKET FUNDS (Cost $20,699,413)			20,699,461

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,196,886,917)	1,439,801,570
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(17,724,244)
NET ASSETS - 100.0%	1,422,077,326

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	83	9/2026	3,120,489	22,760

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $153,846.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,187,594	47,020,000	47,816,626	98,852	265	48	1,475,736	1,475,441
Fidelity Securities Lending Cash Central Fund	3,475,949	459,409,103	443,660,504	8,775	(823)	-	19,223,725	19,221,803
	5,663,543	506,429,103	491,477,130	107,627	(558)	48	20,699,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	139,822,689	139,822,689	-	-
Consumer Discretionary	136,606,973	136,606,973	-	-
Consumer Staples	65,130,983	65,130,983	-	-
Energy	47,450,567	47,450,567	-	-
Financials	190,538,837	190,538,837	-	-
Health Care	141,899,486	141,899,486	-	-
Industrials	138,424,811	138,424,811	-	-
Information Technology	466,088,550	466,088,550	-	-
Materials	30,355,746	30,355,746	-	-
Real Estate	31,219,450	31,219,450	-	-
Utilities	31,410,171	31,410,171	-	-

U.S. Treasury Obligations	153,846	-	153,846	-

Money Market Funds	20,699,461	20,699,461	-	-
Total Investments in Securities:	1,439,801,570	1,439,647,724	153,846	-
Derivative Instruments:

Assets
Futures Contracts	22,760	22,760	-	-
Total Assets	22,760	22,760	-	-
Total Derivative Instruments:	22,760	22,760	-	-
Fidelity® Low Volatility Factor ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,419,102,109
Investments in securities, at value - affiliated issuers	20,699,461
Segregated cash with brokers for derivative instruments	124,154
Cash	302,953
Foreign currency held at value	218,712
Dividends receivable	1,259,793
Distributions receivable from affiliated funds	5,625
Receivable for variation margin on futures contracts	17,559
Receivable from investment adviser for expense reductions	70,000
Total assets	1,441,800,366
Liabilities
Payable for investments purchased	303,049
Accrued management fee	175,328
Other payables and accrued expenses	20,938
Collateral on securities loaned	19,223,725
Total liabilities	19,723,040
Net Assets	$1,422,077,326
Net assets consist of:
Paid in capital	1,308,231,005
Total accumulated earnings (loss)	113,846,321
Net Assets	$1,422,077,326

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,422,077,326/19,811,945 shares)	$71.78

Other Information
Unaffiliated issuers, cost	1,176,187,504
Affiliated issuers, cost	20,699,413
Foreign currency holdings, cost	219,458
Securities loaned, market value	21,964,744
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$22,865,418
Dividends - affiliated issuers	107,627
Security lending income - unaffiliated issuers	2,739
Interest	9,530
Total investment income	22,985,314
Expenses
Management fee	2,105,969
Independent trustees' fees and expenses	4,796
Miscellaneous	695
Total expenses	2,111,460
Expense reimbursements and reductions	(523)
Total expenses after reductions	2,110,937
Net investment income (loss)	20,874,377
Net realized gain (loss)
Investments - unaffiliated issuers	(47,422,687)
Investments - affiliated issuers	(558)
Redemptions in-kind	114,289,276
Foreign currency transactions	(1,545)
Futures contracts	228,696
Net realized gain (loss)	67,093,182
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	110,174,467
Investments - affiliated issuers	48
Assets and liabilities in foreign currencies	(2,742)
Futures contracts	(71,235)
Total change in net unrealized appreciation (depreciation)	110,100,538
Net gain (loss)	177,193,720
Net increase (decrease) in net assets resulting from operations	$198,068,097
Other Information
Income from securities lending - Affiliated Issuers	8,775

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,874,377	$18,997,510
Net realized gain (loss)	67,093,182	57,307,084
Change in net unrealized appreciation (depreciation)	110,100,538	23,866,419
Net increase (decrease) in net assets resulting from operations	198,068,097	100,171,013
Distributions to shareholders
Distributions to shareholders	(20,684,253)	(18,770,250)
Total distributions	(20,684,253)	(18,770,250)
Net increase (decrease) in net assets resulting from share transactions	8,812,360	10,903,750
Total increase (decrease) in net assets	186,196,204	92,304,513
Net Assets
Beginning of period	1,235,881,122	1,143,576,609
End of period	$1,422,077,326	$1,235,881,122
Financial Highlights
Fidelity® Low Volatility Factor ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$63.06	$58.49	$51.02	$47.58	$48.75
Income from Investment Operations
Net investment income (loss) A, B	1.00	.91	.84	.74	.62
Net realized and unrealized gain (loss)	8.70	4.56	7.40	3.44	(1.17)
Total from investment operations	9.70	5.47	8.24	4.18	(.55)
Distributions
Distributions from net investment income	(.98)	(.90)	(.77)	(.74)	(.62)
Total distributions	(.98)	(.90)	(.77)	(.74)	(.62)
Net asset value, end of period	$71.78	$63.06	$58.49	$51.02	$47.58
Total Return C, D	15.53%	9.39%	16.29%	8.96%	(1.12)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.18%	.29%	.29%
Ratio of net investment income (loss) to average net assets	1.48%	1.50%	1.56%	1.57%	1.27%
Net assets, end of period	$1,422,077,326	$1,235,881,122	$1,143,576,609	$553,604,733	$444,862,760
Portfolio turnover rate H	32% G, I	19% G	32% G	46% G	28% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Momentum Factor ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	16,788	1,331,624
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	27,340	1,959,184
UNITED STATES - 99.6%
Communication Services - 9.2%
Diversified Telecommunication Services - 0.9%
AST SpaceMobile Inc Class A (b)(c)	41,970	2,475,390
Verizon Communications Inc	114,550	5,362,086
		7,837,476
Entertainment - 0.4%
Warner Bros Discovery Inc (b)	138,094	3,631,872
Interactive Media & Services - 7.7%
Alphabet Inc Class A	143,845	51,227,520
Meta Platforms Inc Class A	33,191	18,477,761
		69,705,281
Media - 0.2%
EchoStar Corp Class A (b)	24,997	2,101,998
TOTAL COMMUNICATION SERVICES		83,276,627
Consumer Discretionary - 9.5%
Automobile Components - 0.2%
BorgWarner Inc	25,207	1,606,694
Automobiles - 1.9%
Ford Motor Co	157,219	2,307,975
General Motors Co	28,460	2,528,956
Tesla Inc (b)	40,025	12,456,180
		17,293,111
Broadline Retail - 4.2%
Amazon.com Inc (b)	132,184	35,898,531
eBay Inc	18,287	2,084,901
		37,983,432
Hotels, Restaurants & Leisure - 1.3%
Expedia Group Inc Class A	6,687	1,970,926
Hilton Worldwide Holdings Inc	6,946	2,226,124
Marriott International Inc/MD Class A1	6,415	2,391,704
McDonald's Corp	13,655	3,695,589
Viking Holdings Ltd (b)	18,045	1,882,996
		12,167,339
Household Durables - 0.1%
Installed Building Products Inc (c)	4,738	1,056,290
Specialty Retail - 1.6%
Burlington Stores Inc (b)	4,816	1,774,600
Carvana Co Class A (b)	25,418	1,585,066
Five Below Inc (b)	6,159	1,337,304
Ross Stores Inc	9,844	2,471,533
TJX Cos Inc/The	22,660	3,565,324
Ulta Beauty Inc (b)	2,963	1,519,515
Wayfair Inc Class A (b)	21,452	1,821,275
		14,074,617
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc	11,478	1,748,903
TOTAL CONSUMER DISCRETIONARY		85,930,386
Consumer Staples - 4.4%
Beverages - 1.6%
Coca-Cola Co/The	77,138	6,756,517
Monster Beverage Corp (b)	36,550	3,522,689
PepsiCo Inc	31,064	4,335,292
		14,614,498
Consumer Staples Distribution & Retail - 2.3%
Casey's General Stores Inc	3,042	2,649,582
Costco Wholesale Corp	7,857	7,479,000
Dollar General Corp	20,994	2,667,288
Walmart Inc	73,067	8,125,050
		20,920,920
Food Products - 0.5%
Archer-Daniels-Midland Co	34,442	2,730,218
Bunge Global SA	18,292	1,943,159
		4,673,377
TOTAL CONSUMER STAPLES		40,208,795
Energy - 3.3%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	36,817	2,227,060
Halliburton Co	50,337	1,623,368
Valaris Ltd (b)	17,184	1,360,801
		5,211,229
Oil, Gas & Consumable Fuels - 2.7%
APA Corp	45,559	1,700,262
Chevron Corp	33,066	6,508,381
ExxonMobil Holdings Corp	65,285	10,147,900
Phillips 66	14,564	3,082,908
Valero Energy Corp	10,577	3,309,543
		24,748,994
TOTAL ENERGY		29,960,223
Financials - 12.6%
Banks - 5.9%
Bank of America Corp	161,895	10,029,395
Citigroup Inc	54,274	7,188,591
Citizens Financial Group Inc	67,501	4,836,447
JPMorgan Chase & Co	48,011	16,889,791
US Bancorp	91,400	5,759,114
Wells Fargo & Co	89,327	7,722,319
		52,425,657
Capital Markets - 4.9%
Bank of New York Mellon Corp/The	38,963	6,091,086
Charles Schwab Corp/The	65,758	6,920,372
Goldman Sachs Group Inc/The	8,273	8,425,058
Interactive Brokers Group Inc Class A	56,503	4,971,699
Morgan Stanley	36,829	7,749,558
Northern Trust Corp	26,661	4,857,367
State Street Corp	30,005	5,525,721
		44,540,861
Financial Services - 1.8%
Berkshire Hathaway Inc Class B (b)	32,412	16,580,034
TOTAL FINANCIALS		113,546,552
Health Care - 10.0%
Biotechnology - 4.2%
Amgen Inc	20,721	7,980,900
Arrowhead Pharmaceuticals Inc (b)	66,366	5,617,882
Cogent Biosciences Inc (b)	134,513	5,236,591
Revolution Medicines Inc (b)	35,464	6,650,564
Roivant Sciences Ltd (b)	172,114	5,836,386
Spyre Therapeutics Inc (b)(c)	64,674	6,359,394
		37,681,717
Health Care Providers & Services - 0.6%
BrightSpring Health Services Inc (b)(c)	100,591	6,006,289
Pharmaceuticals - 5.2%
Elanco Animal Health Inc (b)(c)	218,491	5,761,608
Eli Lilly & Co	15,409	17,702,476
Johnson & Johnson	52,047	13,342,248
Merck & Co Inc	75,792	9,868,118
		46,674,450
TOTAL HEALTH CARE		90,362,456
Industrials - 9.2%
Aerospace & Defense - 2.7%
GE Aerospace	24,617	8,863,843
Howmet Aerospace Inc	18,283	5,160,560
Rocket Lab Corp (b)	44,571	2,894,886
RTX Corp	35,516	7,643,754
		24,563,043
Building Products - 0.5%
Johnson Controls International plc	29,705	4,356,535
Construction & Engineering - 1.5%
Argan Inc	4,917	2,804,804
Comfort Systems USA Inc	2,179	3,768,995
Everus Construction Group Inc (b)	22,182	2,782,288
Quanta Services Inc	6,304	4,207,038
		13,563,125
Electrical Equipment - 2.4%
Bloom Energy Corp Class A (b)	14,561	2,996,799
GE Vernova Inc	6,437	6,374,497
Nextpower Inc Class A (b)	28,561	2,566,777
nVent Electric PLC	24,296	3,737,454
Vertiv Holdings Co Class A	14,644	3,537,551
Vicor Corp (b)	12,077	2,504,407
		21,717,485
Machinery - 1.9%
Caterpillar Inc	9,626	7,843,362
Cummins Inc	6,525	4,138,155
Parker-Hannifin Corp	5,133	5,012,528
		16,994,045
Professional Services - 0.2%
Planet Labs PBC Class A (b)	89,443	1,831,792
TOTAL INDUSTRIALS		83,026,025
Information Technology - 35.3%
Communications Equipment - 1.5%
Ciena Corp (b)	17,751	6,693,015
Lumentum Holdings Inc (b)	10,232	7,305,034
		13,998,049
Electronic Equipment, Instruments & Components - 1.8%
Coherent Corp (b)	28,704	7,545,994
Corning Inc	61,295	8,474,034
		16,020,028
Semiconductors & Semiconductor Equipment - 20.2%
Applied Materials Inc	31,634	16,059,633
Broadcom Inc	81,918	31,889,039
KLA Corp	65,057	11,893,721
Lam Research Corp	48,839	14,310,804
Micron Technology Inc	30,906	25,436,565
NVIDIA Corp	358,857	72,040,543
Teradyne Inc	26,485	9,738,270
		181,368,575
Technology Hardware, Storage & Peripherals - 11.8%
Apple Inc	222,328	68,679,343
Sandisk Corp (b)	9,576	11,633,212
Seagate Technology Holdings PLC	15,303	13,101,357
Western Digital Corp	23,738	12,933,412
		106,347,324
TOTAL INFORMATION TECHNOLOGY		317,733,976
Materials - 1.8%
Chemicals - 0.5%
Albemarle Corp	6,903	812,069
Linde PLC	8,197	3,921,281
		4,733,350
Construction Materials - 0.2%
CRH PLC	17,650	1,676,926
Metals & Mining - 1.1%
Alcoa Corp	19,925	901,806
Coeur Mining Inc	72,220	1,076,800
Freeport-McMoRan Inc	37,005	2,317,623
Hecla Mining Co	67,303	950,318
Newmont Corp	23,724	2,223,176
Nucor Corp	7,668	1,972,900
		9,442,623
TOTAL MATERIALS		15,852,899
Real Estate - 2.2%
Health Care REITs - 0.8%
American Healthcare REIT Inc	18,976	1,055,065
Omega Healthcare Investors Inc	21,869	1,107,227
Ventas Inc	15,821	1,479,422
Welltower Inc	12,990	3,045,376
		6,687,090
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	48,371	1,215,563
Industrial REITs - 0.4%
First Industrial Realty Trust Inc	15,375	1,012,290
Prologis Inc	18,080	2,614,549
		3,626,839
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (b)	3,278	1,163,788
Retail REITs - 0.4%
Realty Income Corp	25,166	1,607,352
Simon Property Group Inc	8,396	1,925,791
		3,533,143
Specialized REITs - 0.4%
Digital Realty Trust Inc	8,420	1,587,338
Equinix Inc	2,058	2,097,679
		3,685,017
TOTAL REAL ESTATE		19,911,440
Utilities - 2.1%
Electric Utilities - 1.1%
American Electric Power Co Inc	18,118	2,316,386
Edison International	26,856	1,970,425
Entergy Corp	18,762	2,019,166
NextEra Energy Inc	42,654	3,707,486
		10,013,463
Gas Utilities - 0.2%
Atmos Energy Corp	10,148	1,753,371
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	114,303	1,677,968
Ormat Technologies Inc (c)	14,001	1,366,218
		3,044,186
Multi-Utilities - 0.5%
Dominion Energy Inc	34,660	2,397,433
Sempra	24,466	2,166,464
		4,563,897
TOTAL UTILITIES		19,374,917
TOTAL UNITED STATES		899,184,296
TOTAL COMMON STOCKS (Cost $769,406,798)		902,475,104

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $39,951)	3.64	40,000	39,960

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	896,338	896,517
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	5,716,463	5,717,035
TOTAL MONEY MARKET FUNDS (Cost $6,613,552)			6,613,552

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $776,060,301)	909,128,616
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(5,462,247)
NET ASSETS - 100.0%	903,666,369

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	29	9/2026	1,090,291	4,798

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,960.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	435,697	57,378,123	56,917,321	97,327	18	-	896,517	896,338
Fidelity Securities Lending Cash Central Fund	7,911,625	158,446,573	160,640,837	12,274	(326)	-	5,717,035	5,716,463
	8,347,322	215,824,696	217,558,158	109,601	(308)	-	6,613,552

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	83,276,627	83,276,627	-	-
Consumer Discretionary	85,930,386	85,930,386	-	-
Consumer Staples	40,208,795	40,208,795	-	-
Energy	31,919,407	31,919,407	-	-
Financials	113,546,552	113,546,552	-	-
Health Care	90,362,456	90,362,456	-	-
Industrials	83,026,025	83,026,025	-	-
Information Technology	317,733,976	317,733,976	-	-
Materials	17,184,523	17,184,523	-	-
Real Estate	19,911,440	19,911,440	-	-
Utilities	19,374,917	19,374,917	-	-

U.S. Treasury Obligations	39,960	-	39,960	-

Money Market Funds	6,613,552	6,613,552	-	-
Total Investments in Securities:	909,128,616	909,088,656	39,960	-
Derivative Instruments:

Assets
Futures Contracts	4,798	4,798	-	-
Total Assets	4,798	4,798	-	-
Total Derivative Instruments:	4,798	4,798	-	-
Fidelity® Momentum Factor ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$902,515,064
Investments in securities, at value - affiliated issuers	6,613,552
Segregated cash with brokers for derivative instruments	86,658
Cash	125,414
Dividends receivable	274,416
Distributions receivable from affiliated funds	3,198
Receivable for variation margin on futures contracts	6,779
Total assets	909,625,081
Liabilities
Payable for investments purchased	125,414
Accrued management fee	115,937
Collateral on securities loaned	5,717,361
Total liabilities	5,958,712
Net Assets	$903,666,369
Net assets consist of:
Paid in capital	874,141,176
Total accumulated earnings (loss)	29,525,193
Net Assets	$903,666,369

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($903,666,369/9,800,000 shares)	$92.21

Other Information
Unaffiliated issuers, cost	769,446,749
Affiliated issuers, cost	6,613,552
Securities loaned, market value	10,543,224
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$5,417,003
Dividends - affiliated issuers	109,601
Security lending income - unaffiliated issuers	2,733
Interest	7,586
Total investment income	5,536,923
Expenses
Management fee	1,033,589
Independent trustees' fees and expenses	2,132
Interest	1,317
Total expenses	1,037,038
Expense reimbursements and reductions	(658)
Total expenses after reductions	1,036,380
Net investment income (loss)	4,500,543
Net realized gain (loss)
Investments - unaffiliated issuers	(49,456,718)
Investments - affiliated issuers	(308)
Redemptions in-kind	97,190,692
Futures contracts	711,734
Net realized gain (loss)	48,445,400
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	68,247,912
Futures contracts	(18,046)
Total change in net unrealized appreciation (depreciation)	68,229,866
Net gain (loss)	116,675,266
Net increase (decrease) in net assets resulting from operations	$121,175,809
Other Information
Income from securities lending - Affiliated Issuers	12,274

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,500,543	$3,370,580
Net realized gain (loss)	48,445,400	43,626,136
Change in net unrealized appreciation (depreciation)	68,229,866	24,376,907
Net increase (decrease) in net assets resulting from operations	121,175,809	71,373,623
Distributions to shareholders
Distributions to shareholders	(4,502,300)	(3,728,100)
Total distributions	(4,502,300)	(3,728,100)
Net increase (decrease) in net assets resulting from share transactions	280,842,625	217,583,480
Total increase (decrease) in net assets	397,516,134	285,229,003
Net Assets
Beginning of period	506,150,235	220,921,232
End of period	$903,666,369	$506,150,235
Financial Highlights
Fidelity® Momentum Factor ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$77.87	$63.12	$49.30	$45.78	$49.77
Income from Investment Operations
Net investment income (loss) A, B	.57	.58	.41	.53	.43
Net realized and unrealized gain (loss)	14.34	14.82	13.80	3.53	(4.01)
Total from investment operations	14.91	15.40	14.21	4.06	(3.58)
Distributions
Distributions from net investment income	(.57)	(.65)	(.39)	(.54)	(.41)
Total distributions	(.57)	(.65)	(.39)	(.54)	(.41)
Net asset value, end of period	$92.21	$77.87	$63.12	$49.30	$45.78
Total Return C, D	19.20%	24.53%	28.94%	9.02%	(7.20)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.18%	.29%	.29%
Ratio of net investment income (loss) to average net assets	.65%	.83%	.75%	1.19%	.88%
Net assets, end of period	$903,666,369	$506,150,235	$220,921,232	$152,830,815	$116,748,369
Portfolio turnover rate H	111% G	121% G	119% G	137% G	123% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Quality Factor ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 95.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	25,311	2,007,669
UNITED STATES - 95.4%
Communication Services - 8.7%
Diversified Telecommunication Services - 1.1%
AT&T Inc	227,381	5,286,608
Comcast Corp Class A	146,613	3,512,847
Verizon Communications Inc	135,292	6,333,019
		15,132,474
Entertainment - 0.6%
Netflix Inc (b)	114,011	8,175,729
Interactive Media & Services - 7.0%
Alphabet Inc Class A	205,250	73,095,683
Meta Platforms Inc Class A	46,382	25,821,323
		98,917,006
TOTAL COMMUNICATION SERVICES		122,225,209
Consumer Discretionary - 8.9%
Hotels, Restaurants & Leisure - 5.4%
Airbnb Inc Class A (b)	95,537	14,475,766
Booking Holdings Inc	75,481	14,560,285
Domino's Pizza Inc	28,436	9,879,804
Hilton Worldwide Holdings Inc	39,952	12,804,216
McDonald's Corp	48,770	13,199,113
Yum! Brands Inc	75,817	11,621,230
		76,540,414
Specialty Retail - 3.5%
AutoZone Inc (b)	3,228	9,736,455
Home Depot Inc/The	46,935	15,580,543
O'Reilly Automotive Inc (b)	129,985	11,614,160
Williams-Sonoma Inc	52,396	11,980,869
		48,912,027
TOTAL CONSUMER DISCRETIONARY		125,452,441
Consumer Staples - 4.6%
Beverages - 1.2%
Coca-Cola Co/The	127,508	11,168,426
Monster Beverage Corp (b)	60,332	5,814,798
		16,983,224
Consumer Staples Distribution & Retail - 0.3%
Maplebear Inc (b)	107,440	4,791,824
Food Products - 0.2%
Hershey Co/The	21,535	3,769,701
Household Products - 1.7%
Clorox Co/The (c)	34,198	3,266,935
Colgate-Palmolive Co	61,066	5,575,326
Kimberly-Clark Corp (c)	42,461	4,641,412
Procter & Gamble Co/The	70,021	10,117,334
		23,601,007
Tobacco - 1.2%
Altria Group Inc	93,598	6,395,551
Philip Morris International Inc	51,647	9,855,281
		16,250,832
TOTAL CONSUMER STAPLES		65,396,588
Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream Corp	136,029	2,988,556
APA Corp	85,134	3,177,201
Cheniere Energy Inc	14,751	3,887,921
Chevron Corp	49,767	9,795,639
ConocoPhillips	43,864	5,284,735
EOG Resources Inc	30,225	4,494,155
ExxonMobil Holdings Corp	97,270	15,119,649
Texas Pacific Land Corp	7,670	3,087,789
TOTAL ENERGY		47,835,645
Financials - 12.1%
Banks - 4.9%
Axos Financial Inc (b)	73,245	7,427,775
Commerce Bancshares Inc/MO	141,487	8,385,934
Cullen/Frost Bankers Inc (c)	52,956	8,808,701
East West Bancorp Inc	62,981	8,250,511
JPMorgan Chase & Co	75,764	26,653,019
PNC Financial Services Group Inc/The	36,814	9,198,714
		68,724,654
Capital Markets - 3.0%
Ameriprise Financial Inc	14,782	8,068,607
CME Group Inc Class A	31,521	8,441,009
Moody's Corp	18,790	8,988,760
MSCI Inc (c)	14,376	8,226,522
S&P Global Inc	21,411	8,819,833
		42,544,731
Consumer Finance - 0.7%
American Express Co	29,396	9,884,404
Financial Services - 2.6%
Mastercard Inc Class A	29,385	16,840,544
Visa Inc Class A	54,517	19,960,309
		36,800,853
Insurance - 0.9%
Erie Indemnity Co Class A (c)	26,049	6,304,900
Kinsale Capital Group Inc	17,985	6,410,214
		12,715,114
TOTAL FINANCIALS		170,669,756
Health Care - 9.0%
Biotechnology - 2.5%
AbbVie Inc	62,654	15,722,395
Amgen Inc	27,195	10,474,426
Gilead Sciences Inc	65,487	8,527,062
		34,723,883
Health Care Equipment & Supplies - 0.4%
IDEXX Laboratories Inc (b)	10,544	5,894,834
Life Sciences Tools & Services - 1.2%
Mettler-Toledo International Inc (b)	4,744	6,718,927
Thermo Fisher Scientific Inc	17,627	10,123,186
		16,842,113
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co	143,035	9,341,616
Eli Lilly & Co	20,893	24,002,714
Johnson & Johnson	73,189	18,762,000
Merck & Co Inc	98,894	12,875,999
Zoetis Inc Class A	55,071	4,256,438
		69,238,767
TOTAL HEALTH CARE		126,699,597
Industrials - 9.7%
Aerospace & Defense - 1.8%
GE Aerospace	35,743	12,869,982
Lockheed Martin Corp	12,025	7,007,449
TransDigm Group Inc	4,855	6,090,015
		25,967,446
Air Freight & Logistics - 0.3%
Expeditors International of Washington Inc	32,643	5,480,433
Building Products - 0.5%
Trane Technologies PLC	15,441	7,024,883
Commercial Services & Supplies - 0.8%
Cintas Corp	33,312	6,816,635
Copart Inc (b)	139,464	4,061,191
		10,877,826
Construction & Engineering - 0.6%
Comfort Systems USA Inc	4,602	7,960,033
Ground Transportation - 1.1%
Old Dominion Freight Line Inc	26,050	5,526,247
Union Pacific Corp	31,862	9,307,846
		14,834,093
Machinery - 2.2%
Caterpillar Inc	15,595	12,706,963
Illinois Tool Works Inc	23,570	6,763,412
Otis Worldwide Corp	62,555	4,500,832
Parker-Hannifin Corp	7,261	7,090,584
		31,061,791
Professional Services - 1.5%
Automatic Data Processing Inc	29,634	7,896,276
Mobility Global Inc	18,990	387,016
Paychex Inc	57,166	6,679,275
Verisk Analytics Inc	29,360	5,720,796
		20,683,363
Trading Companies & Distributors - 0.9%
Fastenal Co	125,870	6,005,258
WW Grainger Inc	5,102	7,052,086
		13,057,344
TOTAL INDUSTRIALS		136,947,212
Information Technology - 33.2%
Communications Equipment - 1.4%
Cisco Systems Inc	171,239	19,862,012
Semiconductors & Semiconductor Equipment - 15.1%
Applied Materials Inc	40,993	20,810,916
Broadcom Inc	117,007	45,548,485
KLA Corp	84,127	15,380,098
Lam Research Corp	59,761	17,511,168
NVIDIA Corp	512,616	102,907,662
QUALCOMM Inc	72,542	10,707,925
		212,866,254
Software - 8.5%
Adobe Inc (b)	36,460	9,129,949
Fair Isaac Corp (b)	6,172	6,930,971
Fortinet Inc (b)	109,737	17,771,907
Microsoft Corp	159,532	74,137,711
Palantir Technologies Inc Class A (b)	99,905	12,294,309
		120,264,847
Technology Hardware, Storage & Peripherals - 8.2%
Apple Inc	313,441	96,825,059
Seagate Technology Holdings PLC	22,820	19,536,887
		116,361,946
TOTAL INFORMATION TECHNOLOGY		469,355,059
Materials - 1.8%
Chemicals - 1.2%
CF Industries Holdings Inc (c)	21,018	2,631,243
Ecolab Inc	10,849	3,012,008
Linde PLC	12,962	6,200,762
NewMarket Corp	2,591	2,202,765
Sherwin-Williams Co/The	8,984	3,062,196
		17,108,974
Construction Materials - 0.1%
Vulcan Materials Co	7,338	1,970,767
Metals & Mining - 0.5%
Freeport-McMoRan Inc	53,965	3,379,828
Newmont Corp	35,319	3,309,743
		6,689,571
TOTAL MATERIALS		25,769,312
Real Estate - 2.0%
Health Care REITs - 0.3%
Welltower Inc	19,611	4,597,603
Industrial REITs - 0.3%
Prologis Inc	26,227	3,792,686
Residential REITs - 0.2%
AvalonBay Communities Inc	9,605	1,782,784
Equity Residential	25,807	1,714,875
		3,497,659
Retail REITs - 0.4%
Realty Income Corp	40,650	2,596,315
Simon Property Group Inc	13,937	3,196,730
		5,793,045
Specialized REITs - 0.8%
American Tower Corp	16,618	2,880,897
Crown Castle Inc	21,640	1,651,132
Public Storage	7,323	2,373,897
SBA Communications Corp Class A	8,745	1,582,670
VICI Properties Inc	59,406	1,565,348
		10,053,944
TOTAL REAL ESTATE		27,734,937
Utilities - 2.0%
Electric Utilities - 1.1%
Constellation Energy Corp	13,622	3,579,181
NextEra Energy Inc	62,600	5,441,192
NRG Energy Inc	16,700	2,242,642
Southern Co/The	50,111	4,737,494
		16,000,509
Gas Utilities - 0.3%
National Fuel Gas Co	26,829	2,208,295
UGI Corp	52,963	1,913,024
		4,121,319
Independent Power and Renewable Electricity Producers - 0.4%
Talen Energy Corp (b)	6,715	2,243,482
Vistra Corp	19,555	2,897,855
		5,141,337
Multi-Utilities - 0.2%
WEC Energy Group Inc (c)	21,559	2,358,986
TOTAL UTILITIES		27,622,151
TOTAL UNITED STATES		1,345,707,907
TOTAL COMMON STOCKS (Cost $1,024,405,691)		1,347,715,576

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $364,561)	3.64	365,000	364,634

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	3,196,467	3,197,106
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	7,057,678	7,058,384
TOTAL MONEY MARKET FUNDS (Cost $10,255,490)			10,255,490

TOTAL INVESTMENT IN SECURITIES - 96.2% (Cost $1,035,025,742)	1,358,335,700
NET OTHER ASSETS (LIABILITIES) - 3.8%	54,264,967
NET ASSETS - 100.0%	1,412,600,667

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	1,730	9/2026	65,041,513	128,836

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $289,709.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,522,286	186,885,229	185,202,168	989,518	(8,241)	-	3,197,106	3,196,467
Fidelity Securities Lending Cash Central Fund	1,311,050	190,291,292	184,543,992	5,013	34	-	7,058,384	7,057,678
	2,833,336	377,176,521	369,746,160	994,531	(8,207)	-	10,255,490

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	122,225,209	122,225,209	-	-
Consumer Discretionary	125,452,441	125,452,441	-	-
Consumer Staples	65,396,588	65,396,588	-	-
Energy	47,835,645	47,835,645	-	-
Financials	170,669,756	170,669,756	-	-
Health Care	126,699,597	126,699,597	-	-
Industrials	136,947,212	136,947,212	-	-
Information Technology	469,355,059	469,355,059	-	-
Materials	27,776,981	27,776,981	-	-
Real Estate	27,734,937	27,734,937	-	-
Utilities	27,622,151	27,622,151	-	-

U.S. Treasury Obligations	364,634	-	364,634	-

Money Market Funds	10,255,490	10,255,490	-	-
Total Investments in Securities:	1,358,335,700	1,357,971,066	364,634	-
Derivative Instruments:

Assets
Futures Contracts	128,836	128,836	-	-
Total Assets	128,836	128,836	-	-
Total Derivative Instruments:	128,836	128,836	-	-
Fidelity® Quality Factor ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,348,080,210
Investments in securities, at value - affiliated issuers	10,255,490
Cash	219,401
Receivable for investments sold	61,572,683
Dividends receivable	893,715
Distributions receivable from affiliated funds	9,992
Receivable for variation margin on futures contracts	129,503
Total assets	1,421,160,994
Liabilities
Payable for investments purchased	1,325,541
Accrued management fee	176,429
Other payables and accrued expenses	7
Collateral on securities loaned	7,058,350
Total liabilities	8,560,327
Net Assets	$1,412,600,667
Net assets consist of:
Paid in capital	1,155,117,093
Total accumulated earnings (loss)	257,483,574
Net Assets	$1,412,600,667

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,412,600,667/17,200,000 shares)	$82.13

Other Information
Unaffiliated issuers, cost	1,024,770,252
Affiliated issuers, cost	10,255,490
Securities loaned, market value	13,571,290
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$15,102,298
Dividends - affiliated issuers	994,531
Security lending income - unaffiliated issuers	1,827
Interest	67,398
Total investment income	16,166,054
Expenses
Management fee	1,825,233
Independent trustees' fees and expenses	4,033
Total expenses	1,829,266
Expense reimbursements and reductions	(566)
Total expenses after reductions	1,828,700
Net investment income (loss)	14,337,354
Net realized gain (loss)
Investments - unaffiliated issuers	(26,090,381)
Investments - affiliated issuers	(8,207)
Redemptions in-kind	70,586,434
Futures contracts	4,566,949
Net realized gain (loss)	49,054,795
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	142,406,871
Futures contracts	51,582
Total change in net unrealized appreciation (depreciation)	142,458,453
Net gain (loss)	191,513,248
Net increase (decrease) in net assets resulting from operations	$205,850,602
Other Information
Income from securities lending - Affiliated Issuers	5,013

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,337,354	$13,566,963
Net realized gain (loss)	49,054,795	91,184,569
Change in net unrealized appreciation (depreciation)	142,458,453	42,302,777
Net increase (decrease) in net assets resulting from operations	205,850,602	147,054,309
Distributions to shareholders
Distributions to shareholders	(15,028,450)	(13,620,100)
Total distributions	(15,028,450)	(13,620,100)
Net increase (decrease) in net assets resulting from share transactions	169,059,556	(109,266,201)
Total increase (decrease) in net assets	359,881,708	24,168,008
Net Assets
Beginning of period	1,052,718,959	1,028,550,951
End of period	$1,412,600,667	$1,052,718,959
Financial Highlights
Fidelity® Quality Factor ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$70.89	$62.15	$52.29	$48.06	$51.19
Income from Investment Operations
Net investment income (loss) A, B	.90	.85	.73	.72	.67
Net realized and unrealized gain (loss)	11.29	8.75	9.83	4.20	(3.10)
Total from investment operations	12.19	9.60	10.56	4.92	(2.43)
Distributions
Distributions from net investment income	(.95)	(.86)	(.70)	(.69)	(.70)
Total distributions	(.95)	(.86)	(.70)	(.69)	(.70)
Net asset value, end of period	$82.13	$70.89	$62.15	$52.29	$48.06
Total Return C, D	17.32%	15.56%	20.34%	10.46%	(4.79)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.18%	.29%	.29%
Ratio of net investment income (loss) to average net assets	1.18%	1.28%	1.30%	1.54%	1.33%
Net assets, end of period	$1,412,600,667	$1,052,718,959	$1,028,550,951	$326,842,539	$266,713,809
Portfolio turnover rate H	39% G	33% G	34% G	43% G	38% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Small-Mid Multifactor ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc	153,299	12,159,677
BERMUDA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd (c)	207,266	2,414,649
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	21,790	6,972,364
TOTAL BERMUDA		9,387,013
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	38,063	3,021,060
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Inc Class A (b)	42,298	3,319,124
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	42,393	3,300,719
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.6%
First BanCorp/Puerto Rico	143,084	4,139,420
Ofg Bancorp	65,329	3,453,291
Popular Inc	36,270	6,354,867

TOTAL PUERTO RICO		13,947,578
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	38,186	4,703,370
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	146,327	4,558,086
THAILAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (b)	15,058	6,556,404
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	166,991	11,966,575
UNITED STATES - 97.0%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.4%
IDT Corp Class B	57,073	3,758,828
Iridium Communications Inc	158,426	7,499,887
		11,258,715
Entertainment - 0.8%
Madison Square Garden Entertainment Corp Class A (b)	53,453	4,129,779
Madison Square Garden Sports Corp Class A (b)	14,271	5,618,207
TKO Group Holdings Inc Class A	33,446	6,080,818
Warner Music Group Corp Class A	134,140	3,482,274
		19,311,078
Interactive Media & Services - 0.8%
Cargurus Inc Class A (b)	110,539	4,005,933
Match Group Inc	155,916	6,144,650
MediaAlpha Inc Class A (b)	282,039	3,491,643
Shutterstock Inc	139,365	752,570
Yelp Inc Class A (b)	118,644	3,135,761
ZoomInfo Technologies Inc (b)	439,056	1,448,885
		18,979,442
Media - 1.1%
AMC Global Media Inc Class A (b)(c)	313,722	3,513,686
Liberty Broadband Corp Class C (b)	89,641	3,051,380
New York Times Co/The Class A	88,653	6,639,223
News Corp Class A	266,407	7,342,177
Nexstar Media Group Inc	20,758	3,955,022
Scholastic Corp	78,036	3,172,163
		27,673,651
TOTAL COMMUNICATION SERVICES		77,222,886
Consumer Discretionary - 9.5%
Automobile Components - 0.9%
BorgWarner Inc	107,444	6,848,481
Dorman Products Inc (b)	23,775	3,165,879
Gentex Corp	148,340	3,465,222
Lear Corp	31,429	4,105,885
Phinia Inc	39,221	2,886,272
Visteon Corp	27,738	2,899,731
		23,371,470
Automobiles - 0.1%
Harley-Davidson Inc (c)	131,302	3,222,151
Thor Industries Inc	33,243	2,492,228
		5,714,379
Broadline Retail - 0.5%
Dillard's Inc Class A	3,887	2,286,878
Kohl's Corp (c)	142,016	2,718,186
Macy's Inc	175,821	4,363,877
Ollie's Bargain Outlet Holdings Inc (b)	37,216	2,734,260
		12,103,201
Diversified Consumer Services - 1.5%
ADT Inc	415,283	3,172,762
Covista Inc (b)	30,619	3,822,782
Frontdoor Inc (b)	57,191	4,153,782
Graham Holdings Co Class B	2,758	3,319,363
Grand Canyon Education Inc (b)	20,487	2,977,581
H&R Block Inc	96,780	4,261,223
Laureate Education Inc (b)	99,496	3,811,692
Perdoceo Education Corp	80,611	2,564,236
Service Corp International/US	68,251	5,882,555
Stride Inc (b)(c)	36,112	2,899,432
		36,865,408
Hotels, Restaurants & Leisure - 1.9%
Boyd Gaming Corp	41,241	3,507,959
Brinker International Inc (b)	26,256	5,610,907
Churchill Downs Inc	41,251	3,477,459
Monarch Casino & Resort Inc	24,593	3,018,791
Planet Fitness Inc Class A (b)	47,167	2,637,107
Red Rock Resorts Inc Class A	45,498	2,931,891
Texas Roadhouse Inc	31,870	6,547,373
Travel + Leisure Co	47,913	3,642,346
Vail Resorts Inc	25,870	3,864,461
Viking Holdings Ltd (b)	85,492	8,921,091
Wynn Resorts Ltd	44,020	4,371,626
		48,531,011
Household Durables - 1.1%
Cavco Industries Inc (b)	6,335	3,465,435
Cricut Inc Class A (c)	446,226	2,092,799
Installed Building Products Inc	13,403	2,988,065
KB Home	52,680	2,895,820
M/I Homes Inc (b)	22,338	3,264,252
Somnigroup International Inc	88,523	5,783,208
Toll Brothers Inc	44,126	6,437,542
		26,927,121
Leisure Products - 0.5%
Acushnet Holdings Corp (c)	27,722	2,807,407
Hasbro Inc	64,151	6,026,345
Mattel Inc (b)	190,625	2,876,531
		11,710,283
Specialty Retail - 1.8%
Abercrombie & Fitch Co Class A (b)	33,287	3,313,388
Academy Sports & Outdoors Inc	53,632	2,544,838
Asbury Automotive Group Inc (b)	14,275	3,307,518
AutoNation Inc (b)	17,601	3,738,452
Buckle Inc/The	48,126	2,106,475
Five Below Inc (b)	27,811	6,038,602
Group 1 Automotive Inc	9,351	2,681,586
Murphy USA Inc	9,842	5,981,574
Penske Automotive Group Inc	17,572	3,818,571
Sally Beauty Holdings Inc (b)	145,309	2,175,276
Signet Jewelers Ltd	33,701	3,130,823
Urban Outfitters Inc (b)	43,225	3,206,431
Winmark Corp	5,448	1,816,908
		43,860,442
Textiles, Apparel & Luxury Goods - 1.2%
Crocs Inc (b)	38,759	4,961,540
G-III Apparel Group Ltd	73,418	2,673,149
Levi Strauss & Co Class A	126,495	3,101,657
Ralph Lauren Corp Class A	18,023	6,854,868
Tapestry Inc	81,553	12,426,231
		30,017,445
TOTAL CONSUMER DISCRETIONARY		239,100,760
Consumer Staples - 3.1%
Beverages - 0.8%
Brown-Forman Corp Class B	154,406	4,436,084
Celsius Holdings Inc (b)(c)	98,174	2,867,663
Coca-Cola Consolidated Inc	33,626	6,318,326
National Beverage Corp	72,561	2,295,830
Vita Coco Co Inc/The (b)	55,745	3,675,825
		19,593,728
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	259,722	3,007,581
Casey's General Stores Inc	15,661	13,640,731
Ingles Markets Inc Class A	32,006	2,880,860
Maplebear Inc (b)	122,025	5,442,315
PriceSmart Inc	23,681	4,591,983
		29,563,470
Food Products - 0.8%
Cal-Maine Foods Inc	41,527	3,645,240
Campbell's Company/The (c)	144,726	3,181,077
Ingredion Inc	40,078	3,986,158
Marzetti Company/The	21,641	2,312,774
Pilgrim's Pride Corp	65,981	1,805,240
Seaboard Corp	511	2,255,176
Seneca Foods Corp Class A (b)	20,863	3,452,618
		20,638,283
Household Products - 0.1%
Central Garden & Pet Co Class A (b)	91,845	3,481,844
Personal Care Products - 0.1%
Herbalife Ltd (b)	168,267	2,089,876
Tobacco - 0.1%
Turning Point Brands Inc	24,062	1,795,265
TOTAL CONSUMER STAPLES		77,162,466
Energy - 3.5%
Energy Equipment & Services - 0.2%
Weatherford International PLC	43,224	3,794,635
Oil, Gas & Consumable Fuels - 3.3%
Antero Midstream Corp	217,872	4,786,648
APA Corp	187,494	6,997,276
California Resources Corp	62,188	3,272,333
Chord Energy Corp	38,804	5,447,306
CNX Resources Corp (b)	95,465	3,417,647
Core Natural Resources Inc	38,179	3,048,211
Dorian LPG Ltd	76,657	3,635,075
DT Midstream Inc	49,129	6,779,802
HF Sinclair Corp	85,547	7,824,984
International Seaways Inc	46,334	4,456,404
Magnolia Oil & Gas Corp Class A	140,380	3,609,170
Matador Resources Co	80,479	4,015,097
Murphy Oil Corp	106,274	4,223,329
Par Pacific Holdings Inc (b)	63,840	5,492,155
Permian Resources Holdings Inc/DE Class A	349,183	7,441,090
Range Resources Corp	132,357	5,312,810
REX American Resources Corp (b)	66,419	2,858,673
		82,618,010
TOTAL ENERGY		86,412,645
Financials - 15.9%
Banks - 6.6%
1st Source Corp	36,172	3,246,075
Ameris Bancorp	44,683	3,896,804
Axos Financial Inc (b)	39,037	3,958,742
Bancorp Inc/The (b)	48,710	3,266,980
Bank OZK	76,779	3,938,763
BankUnited Inc	65,870	3,072,836
Burke & Herbert Financial Services Corp	34,345	2,515,771
Cathay General Bancorp	61,669	3,896,864
Central Pacific Financial Corp	73,179	2,883,253
CNB Financial Corp/PA (c)	82,847	2,907,930
Columbia Banking System Inc	165,502	5,175,248
Community Trust Bancorp Inc	38,174	2,994,750
Cullen/Frost Bankers Inc	34,977	5,818,074
Customers Bancorp Inc (b)	36,671	2,885,274
East West Bancorp Inc	62,361	8,169,292
Financial Institutions Inc	68,889	2,856,138
First Busey Corp	109,956	3,393,242
First Horizon Corp	240,239	6,159,728
Fulton Financial Corp	154,980	3,770,663
Great Southern Bancorp Inc (c)	35,827	2,877,266
Hancock Whitney Corp	55,364	4,263,028
Hanmi Financial Corp	86,163	2,746,876
International Bancshares Corp	45,562	3,487,315
Metropolitan Bank Holding Corp	24,520	2,267,610
NB Bancorp Inc	105,504	2,427,647
Northeast Community Bancorp Inc	91,388	2,440,060
Northrim BanCorp Inc	89,434	2,370,895
Orrstown Financial Services Inc	60,794	2,597,728
Pathward Financial Inc	30,118	2,657,612
Preferred Bank/Los Angeles CA	27,154	2,835,964
Provident Financial Services Inc	135,352	3,340,487
SOUTHSTATE BANK CORP	52,111	5,476,345
Texas Capital Bancshares Inc	34,177	3,378,396
Tompkins Financial Corp	29,700	2,965,248
TrustCo Bank Corp NY	52,339	2,982,276
Trustmark Corp	67,711	3,212,887
UMB Financial Corp	38,603	5,625,615
Univest Financial Corp	68,824	3,044,774
Valley National Bancorp	311,879	4,456,751
Webster Financial Corp	80,055	6,181,848
Western Alliance Bancorp	56,140	4,518,709
Wintrust Financial Corp	34,432	5,493,281
Zions Bancorp NA	80,574	5,616,008
		162,071,053
Capital Markets - 2.0%
Acadian Asset Management Inc	48,005	4,151,952
Affiliated Managers Group Inc	15,738	5,771,597
Artisan Partners Asset Management Inc Class A	75,240	2,952,418
Evercore Inc Class A	18,458	5,916,896
Federated Hermes Inc Class B	62,907	3,771,904
Houlihan Lokey Inc Class A	30,009	3,765,829
Invesco Ltd	223,172	6,605,891
SEI Investments Co	54,066	5,567,717
Stifel Financial Corp	73,047	6,056,327
StoneX Group Inc (b)	74,008	5,666,793
		50,227,324
Consumer Finance - 1.3%
Ally Financial Inc	140,427	6,084,702
Bread Financial Holdings Inc	42,000	4,538,940
Enova International Inc (b)	21,332	5,421,314
EZCORP Inc Class A (b)	113,130	3,367,880
FirstCash Holdings Inc	24,679	5,034,763
Jefferson Capital Inc	101,902	2,049,249
Nelnet Inc Class A	19,800	2,690,226
OneMain Holdings Inc	72,843	4,558,515
		33,745,589
Financial Services - 1.3%
Enact Holdings Inc	57,062	2,700,174
Essent Group Ltd	64,022	4,222,891
Jackson Financial Inc	40,404	4,940,601
MGIC Investment Corp	151,368	4,547,095
NMI Holdings Inc (b)	76,421	3,385,450
Radian Group Inc	106,240	4,142,298
Voya Financial Inc	59,637	5,929,707
Western Union Co/The (c)	330,002	2,098,812
		31,967,028
Insurance - 4.3%
American Financial Group Inc/OH	39,314	5,571,580
Assurant Inc	24,846	6,936,755
Axis Capital Holdings Ltd	44,033	4,637,556
CNO Financial Group Inc	80,005	4,407,475
Donegal Group Inc Class A	120,030	2,369,391
Genworth Financial Inc Class A (b)	362,443	3,562,815
Globe Life Inc	40,153	7,317,884
Hanover Insurance Group Inc/The	23,388	5,440,750
HCI Group Inc	16,820	2,943,668
Horace Mann Educators Corp	62,379	3,250,570
Lincoln National Corp	107,075	4,883,691
Loews Corp	73,587	8,536,828
Mercury General Corp	31,418	3,365,496
Old Republic International Corp	125,774	5,434,695
Palomar Hldgs Inc (b)	25,340	3,390,239
Primerica Inc	18,121	5,797,995
Reinsurance Group of America Inc	31,722	7,513,356
Selective Insurance Group Inc	43,234	4,098,151
SiriusPoint Ltd (b)(c)	134,596	3,183,195
Slide Insurance Holdings Inc (b)	129,908	2,594,263
United Fire Group Inc	63,935	3,283,702
Universal Insurance Holdings Inc	75,208	3,287,342
Unum Group	77,172	6,645,281
		108,452,678
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Annaly Capital Management Inc	309,813	7,038,951
Starwood Property Trust Inc	232,544	3,716,053
		10,755,004
TOTAL FINANCIALS		397,218,676
Health Care - 12.7%
Biotechnology - 4.1%
Alkermes PLC (b)	108,924	5,336,187
AnaptysBio Inc (b)	44,946	2,398,319
Arrowhead Pharmaceuticals Inc (b)	72,735	6,157,018
Bridgebio Pharma Inc (b)	79,948	6,403,035
Exelixis Inc (b)	131,971	6,998,422
First Tracks Biotherapeutics Inc (c)	45,090	1,985,763
Halozyme Therapeutics Inc (b)	62,464	5,155,779
Ideaya Biosciences Inc (b)	84,714	3,007,347
Incyte Corp (b)	72,339	8,645,957
Ionis Pharmaceuticals Inc (b)	74,249	3,843,871
Ironwood Pharmaceuticals Inc Class A (b)	466,785	1,974,500
Krystal Biotech Inc (b)(c)	15,387	5,248,813
Madrigal Pharmaceuticals Inc (b)	9,965	4,656,844
Mirum Pharmaceuticals Inc (b)	32,141	3,405,339
Neurocrine Biosciences Inc (b)	46,187	7,703,992
PTC Therapeutics Inc (b)	51,459	3,499,727
Revolution Medicines Inc (b)	78,739	14,765,925
Stoke Therapeutics Inc (b)	74,841	2,159,910
United Therapeutics Corp (b)	17,970	9,303,249
		102,649,997
Health Care Equipment & Supplies - 2.0%
Envista Holdings Corp (b)	132,835	3,627,724
Globus Medical Inc Class A (b)	57,770	4,551,698
Haemonetics Corp (b)	43,448	3,716,542
iRadimed Corp	22,669	2,059,705
iRhythm Technologies Inc (b)	22,699	2,659,642
Lantheus Holdings Inc (b)	50,063	4,988,277
LeMaitre Vascular Inc (c)	28,366	2,874,043
LivaNova PLC (b)	46,443	3,721,942
Medline Inc Class A (c)	111,930	4,396,610
Merit Medical Systems Inc (b)	42,566	3,618,536
Penumbra Inc (b)	18,226	5,854,009
Solventum Corp (b)	72,499	6,194,315
Utah Medical Products Inc (c)	31,903	2,249,800
		50,512,843
Health Care Providers & Services - 2.6%
Addus HomeCare Corp (b)	23,808	2,749,348
Brookdale Senior Living Inc (b)	201,926	2,948,120
Chemed Corp	8,871	4,721,590
Concentra Group Holdings Parent Inc (c)	120,797	3,823,225
Encompass Health Corp	52,547	5,836,395
Ensign Group Inc/The	29,479	5,251,979
HealthEquity Inc (b)	51,068	5,137,951
Henry Schein Inc (b)	57,583	4,937,742
National HealthCare Corp	16,490	3,727,235
Option Care Health Inc (b)	107,229	2,469,484
PACS Group Inc (b)	66,444	3,057,088
Pediatrix Medical Group Inc (b)	117,929	3,126,298
Progyny Inc (b)	109,023	3,393,886
Tenet Healthcare Corp (b)	38,552	9,822,279
Universal Health Services Inc Class B	27,092	4,563,376
		65,565,996
Health Care Technology - 0.1%
Doximity Inc Class A (b)	97,882	2,046,713
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories Inc Class A (b)	12,022	3,912,920
Bio-Techne Corp	78,263	5,641,980
Bruker Corp	80,582	5,063,773
Charles River Laboratories International Inc (b)	25,378	5,900,639
Medpace Holdings Inc (b)	10,666	6,155,455
Repligen Corp (b)	30,389	4,285,153
		30,959,920
Pharmaceuticals - 2.7%
Amphastar Pharmaceuticals Inc (b)	77,589	1,547,125
ANI Pharmaceuticals Inc (b)	28,969	2,295,504
Collegium Pharmaceutical Inc (b)(c)	49,360	1,746,850
Corcept Therapeutics Inc (b)	77,466	8,869,082
Elanco Animal Health Inc (b)	240,566	6,343,725
Harmony Biosciences Holdings Inc (b)	63,728	2,245,775
Harrow Inc (b)(c)	50,393	1,953,737
Innoviva Inc (b)	110,972	2,327,083
Jazz Pharmaceuticals PLC (b)	31,225	7,895,554
Ligand Pharmaceuticals Inc (b)	15,869	4,562,972
Liquidia Corp (b)	64,549	5,429,216
Organon & Co	311,124	4,215,730
Pacira BioSciences Inc (b)	104,986	2,772,680
Phibro Animal Health Corp Class A	52,881	1,921,167
Prestige Consumer Healthcare Inc (b)(c)	43,685	2,193,861
SIGA Technologies Inc (c)	299,366	978,926
Supernus Pharmaceuticals Inc (b)	57,493	2,565,913
Tarsus Pharmaceuticals Inc (b)(c)	42,141	2,488,005
Theravance Biopharma Inc (b)	107,077	1,805,318
Xeris Biopharma Holdings Inc (b)	319,842	2,584,323
		66,742,546
TOTAL HEALTH CARE		318,478,015
Industrials - 20.9%
Aerospace & Defense - 3.1%
AAR Corp (b)	24,375	3,413,475
Astronics Corp (b)	32,568	2,263,149
ATI Inc (b)	54,204	10,159,998
BWX Technologies Inc	36,514	6,159,912
Carpenter Technology Corp	20,025	10,406,192
Curtiss-Wright Corp	14,073	10,188,852
Hexcel Corp	41,065	4,227,642
Huntington Ingalls Industries Inc	15,890	5,187,291
Kratos Defense & Security Solutions Inc (b)	68,734	3,203,004
Mercury Systems Inc (b)	33,597	3,262,269
Moog Inc Class A	13,119	5,114,442
V2X Inc (b)	25,826	2,330,538
VSE Corp	14,075	2,736,039
Woodward Inc	22,929	8,271,637
		76,924,440
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	45,052	6,655,532
Building Products - 1.4%
A O Smith Corp	53,293	3,204,508
Advanced Drainage Systems Inc	31,209	4,321,822
Allegion plc	35,114	5,526,944
Armstrong World Industries Inc	20,454	3,572,496
AZZ Inc	19,587	2,834,631
Gibraltar Industries Inc (b)(c)	33,296	1,407,089
Insteel Industries Inc	41,503	1,272,067
Owens Corning	36,518	5,072,350
Simpson Manufacturing Co Inc	19,883	3,732,834
Zurn Elkay Water Solutions Corp	71,929	3,633,134
		34,577,875
Commercial Services & Supplies - 1.2%
Brady Corp Class A	28,047	2,643,991
Brink's Co/The	23,162	2,743,539
Clean Harbors Inc (b)	21,044	6,584,247
Deluxe Corp	59,851	1,548,344
Ennis Inc	73,917	1,611,390
Healthcare Services Group Inc (b)	88,106	2,052,870
HNI Corp	47,654	2,144,907
MSA Safety Inc	18,699	3,557,859
Rollins Inc	115,510	4,385,915
Tetra Tech Inc	115,815	3,840,425
		31,113,487
Construction & Engineering - 4.1%
AECOM	56,494	4,089,601
API Group Corp (b)	150,272	5,962,793
Arcosa Inc	26,466	3,842,863
Argan Inc	8,034	4,582,835
Comfort Systems USA Inc	12,648	21,877,119
Construction Partners Inc Class A (b)	26,427	2,731,230
Dycom Industries Inc (b)	12,877	5,164,578
EMCOR Group Inc	16,470	13,133,672
Fluor Corp (b)	79,905	4,008,834
Granite Construction Inc	24,291	2,938,482
IES Holdings Inc (b)	5,985	4,456,072
MasTec Inc (b)	25,334	6,665,375
MYR Group Inc (b)	10,135	3,377,185
NWPX Infrastructure Inc (b)	21,195	2,608,681
Primoris Services Corp	26,305	2,220,405
Sterling Infrastructure Inc (b)	13,528	8,073,105
Tutor Perini Corp	30,367	2,543,236
Valmont Industries Inc	9,196	4,429,713
		102,705,779
Electrical Equipment - 1.8%
Acuity Inc	13,838	4,544,261
Allient Inc	25,022	2,188,424
Atkore Inc	29,419	2,146,410
EnerSys	18,702	3,479,507
Nextpower Inc Class A (b)	59,202	5,320,484
nVent Electric PLC	63,291	9,736,055
Powell Industries Inc	16,326	3,406,910
Preformed Line Products Co	5,624	2,007,656
Regal Rexnord Corp	28,668	5,883,534
Sensata Technologies Holding PLC	82,611	3,824,063
Shoals Technologies Group Inc (b)	176,756	1,544,846
		44,082,150
Ground Transportation - 0.4%
Landstar System Inc	19,105	3,338,981
Ryder System Inc	19,057	4,886,596
Schneider National Inc Class B	58,512	2,091,219
		10,316,796
Machinery - 5.7%
AGCO Corp	30,842	3,150,819
Alamo Group Inc	9,773	1,554,688
Allison Transmission Holdings Inc	37,949	4,346,678
Atmus Filtration Technologies Inc	47,076	2,430,534
Blue Bird Corp (b)(c)	35,586	2,647,243
CECO Environmental Corp (b)	27,931	1,840,374
CNH Industrial NV Class A	393,344	4,031,776
Crane Co	22,597	4,823,556
Donaldson Co Inc	50,030	4,714,827
Enpro Inc	11,801	3,704,570
Esab Corp	28,571	2,472,249
ESCO Technologies Inc	13,707	4,321,680
Federal Signal Corp	31,103	3,886,320
Flowserve Corp	57,138	4,341,917
Franklin Electric Co Inc	24,971	2,614,963
Gates Industrial Corp Ltd	133,347	3,731,049
Graco Inc	68,361	5,426,496
Helios Technologies Inc	28,652	2,232,277
ITT Inc	34,448	6,751,119
JBT Marel Corp	24,665	3,415,363
Kennametal Inc	57,840	1,964,825
Lincoln Electric Holdings Inc	22,500	5,879,475
Lindsay Corp	13,122	1,454,179
Middleby Corp/The (b)	23,045	3,078,351
Midera Food Processing Inc	22,968	1,101,315
Mueller Industries Inc	94,764	6,293,277
Mueller Water Products Inc Class A1	96,924	2,446,362
Nordson Corp	21,829	6,500,240
Oshkosh Corp	28,247	4,022,655
Pentair PLC	66,166	4,329,903
RBC Bearings Inc (b)	12,618	6,956,430
SPX Technologies Inc (b)	22,054	4,843,499
Standex International Corp	9,126	2,705,859
Tennant CO	21,528	1,808,998
Terex Corp	40,951	2,573,361
Timken Co/The	33,345	4,586,605
Toro Co/The	45,179	4,150,595
Watts Water Technologies Inc Class A	13,004	4,496,653
Worthington Enterprises Inc	32,993	1,854,537
		143,485,617
Marine Transportation - 0.3%
Kirby Corp (b)	27,813	3,647,397
Matson Inc	17,906	3,627,576
		7,274,973
Passenger Airlines - 0.0%
SkyWest Inc (b)	25,062	2,680,882
Professional Services - 1.5%
Amentum Holdings Inc (b)	84,104	1,867,109
CACI International Inc (b)	9,239	4,598,712
Concentrix Corp	47,066	1,157,823
ExlService Holdings Inc (b)	89,685	3,043,012
FTI Consulting Inc (b)	16,795	2,676,787
Genpact Ltd	85,074	2,992,053
Huron Consulting Group Inc (b)	12,670	1,922,926
Korn Ferry	36,252	2,982,452
Maximus Inc	32,121	1,935,290
Parsons Corp (b)	35,522	1,570,428
Paycom Software Inc	25,511	4,182,784
Resolute Holdings Management Inc (b)(c)	7,977	987,233
Science Applications International Corp	27,828	3,259,494
UL Solutions Inc Class A	42,084	3,856,578
Verra Mobility Corp Class A (b)	116,906	618,432
		37,651,113
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies Inc	16,578	5,722,891
Core & Main Inc Class A (b)	83,938	3,690,754
Global Industrial Co	45,318	1,619,665
McGrath RentCorp	18,360	2,114,154
MSC Industrial Direct Co Inc Class A	28,411	3,505,917
Rush Enterprises Inc Class A	37,587	2,999,067
Wesco International Inc	20,037	6,882,510
		26,534,958
TOTAL INDUSTRIALS		524,003,602
Information Technology - 16.3%
Communications Equipment - 2.0%
Ciena Corp (b)	51,739	19,508,190
Digi International Inc (b)	42,122	2,936,746
Lumentum Holdings Inc (b)	26,222	18,720,935
NetScout Systems Inc (b)	71,473	2,906,807
Viasat Inc (b)	79,653	6,127,705
		50,200,383
Electronic Equipment, Instruments & Components - 5.0%
Advanced Energy Industries Inc	17,846	5,166,774
Arrow Electronics Inc (b)	26,981	5,843,275
Avnet Inc	48,744	4,330,417
Badger Meter Inc (c)	19,174	2,576,027
Bel Fuse Inc Class B	10,072	2,739,282
Belden Inc	23,765	2,948,048
Benchmark Electronics Inc	36,889	2,942,636
Cognex Corp	89,371	5,830,564
Coherent Corp (b)	58,084	15,269,703
Crane NXT Co	43,027	2,235,253
CTS Corp	35,691	2,288,507
ePlus Inc	25,017	2,311,821
Flex Ltd (b)	144,884	16,480,555
Insight Enterprises Inc (b)	27,299	3,519,660
Itron Inc (b)	28,639	2,854,163
Kimball Electronics Inc (b)	55,239	1,366,059
Littelfuse Inc	12,482	5,518,667
Mirion Technologies Inc Class A (b)	138,849	2,079,958
Napco Security Technologies Inc (c)	44,282	1,641,977
OSI Systems Inc (b)	10,731	2,375,736
PC Connection Inc	27,397	2,293,677
Plexus Corp (b)	15,933	4,004,600
Sanmina Corp (b)	27,486	5,100,302
ScanSource Inc (b)(c)	38,491	2,179,360
TD SYNNEX Corp	33,320	8,519,924
TTM Technologies Inc (b)	48,379	5,584,872
Vishay Precision Group Inc (b)	30,066	2,767,575
Vontier Corp	81,992	2,634,403
		123,403,795
IT Services - 0.3%
Amdocs Ltd	55,864	3,112,742
DXC Technology Co (b)	155,501	1,747,831
EPAM Systems Inc (b)	25,489	2,690,619
Everforth Inc (b)	40,628	1,155,460
		8,706,652
Semiconductors & Semiconductor Equipment - 2.7%
Amkor Technology Inc	69,449	3,463,422
Axcelis Technologies Inc (b)	27,167	3,542,033
Cirrus Logic Inc (b)	27,111	3,506,808
Diodes Inc (b)	39,029	3,212,867
FormFactor Inc (b)	45,011	4,780,168
Lattice Semiconductor Corp (b)	62,015	7,706,604
MACOM Technology Solutions Holdings Inc (b)	27,513	6,917,869
MKS Inc	28,313	8,421,702
Onto Innovation Inc (b)	23,482	6,071,976
Photronics Inc (b)	61,204	1,853,869
Qorvo Inc (b)	44,755	4,053,460
Rambus Inc (b)	49,241	4,482,408
Skyworks Solutions Inc (c)	72,788	4,533,237
Universal Display Corp	26,486	2,123,118
Veeco Instruments Inc (b)(c)	67,243	3,362,150
		68,031,691
Software - 3.5%
ACI Worldwide Inc (b)	67,871	3,891,044
Adeia Inc	116,333	3,100,274
Agilysys Inc (b)	24,361	2,561,803
Alarm.com Holdings Inc (b)	46,673	2,555,347
Appfolio Inc Class A (b)	15,243	2,746,636
Box Inc Class A (b)	103,207	3,256,181
Clear Secure Inc Class A	73,229	4,045,170
Commvault Systems Inc (b)(c)	31,538	3,715,176
Daily Journal Corp (b)(c)	2,707	1,589,280
Dolby Laboratories Inc Class A	42,309	2,488,192
Dropbox Inc Class A (b)	111,667	3,635,878
Dynatrace Inc (b)	138,470	6,136,990
Five9 Inc (b)	108,174	2,975,867
InterDigital Inc	12,923	3,939,253
Manhattan Associates Inc (b)	30,040	5,748,454
Nutanix Inc Class A (b)	124,739	7,360,848
PagerDuty Inc (b)	191,944	2,030,768
Pegasystems Inc	66,143	2,020,669
Progress Software Corp (b)(c)	48,626	1,973,729
Qualys Inc (b)	22,570	3,267,008
RingCentral Inc Class A	78,403	4,360,775
Teradata Corp (b)	82,603	2,559,867
UiPath Inc Class A (b)(c)	250,655	3,198,358
Unity Software Inc (b)	168,254	5,335,334
Zeta Global Holdings Corp Class A (b)(c)	145,591	3,144,766
		87,637,667
Technology Hardware, Storage & Peripherals - 2.8%
Diebold Nixdorf Inc (b)(c)	32,147	2,365,698
Everpure Inc Class A (b)	123,294	9,514,598
Sandisk Corp (b)	48,007	58,320,344
		70,200,640
TOTAL INFORMATION TECHNOLOGY		408,180,828
Materials - 3.7%
Chemicals - 1.6%
Axalta Coating Systems Ltd (b)	111,604	3,996,539
Balchem Corp	18,821	3,153,553
Cabot Corp	35,930	3,162,559
Element Solutions Inc	122,347	4,493,805
Hawkins Inc	17,984	2,302,492
HB Fuller Co	39,627	2,191,372
Ingevity Corp (b)	31,010	2,267,141
Minerals Technologies Inc	30,423	2,319,450
Mosaic Co/The	154,182	3,410,506
NewMarket Corp	4,557	3,874,179
RPM International Inc	54,607	5,846,771
Sensient Technologies Corp	29,177	3,608,320
		40,626,687
Construction Materials - 0.2%
Eagle Materials Inc	16,383	3,357,532
United States Lime & Minerals Inc	15,859	1,749,248
		5,106,780
Containers & Packaging - 0.9%
AptarGroup Inc	32,504	4,354,236
Crown Holdings Inc	49,197	5,797,866
Greif Inc Class A	28,319	2,451,009
Myers Industries Inc	78,215	2,671,824
O-I Glass Inc (b)	135,404	968,139
Sonoco Products Co	60,219	3,393,943
TriMas Corp	51,649	2,062,345
		21,699,362
Metals & Mining - 1.0%
Alcoa Corp	108,883	4,928,045
Commercial Metals Co	53,161	3,653,224
Hecla Mining Co	280,193	3,956,325
Mesabi Trust	44,641	981,656
Royal Gold Inc	31,689	6,285,513
Warrior Met Coal Inc	33,080	2,626,883
Worthington Steel Inc	41,736	1,502,913
		23,934,559
Paper & Forest Products - 0.0%
Sylvamo Corp	39,489	1,477,283
TOTAL MATERIALS		92,844,671
Real Estate - 6.1%
Diversified REITs - 0.3%
Broadstone Net Lease Inc Class A	164,787	3,528,090
Essential Properties Realty Trust Inc	126,118	3,946,232
		7,474,322
Health Care REITs - 0.9%
CareTrust REIT Inc	124,104	5,204,922
LTC Properties Inc	68,815	2,769,115
National Health Investors Inc	38,931	2,984,061
Omega Healthcare Investors Inc	141,139	7,145,868
Sabra Health Care REIT Inc	185,120	3,918,990
		22,022,956
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	232,852	3,844,387
DiamondRock Hospitality Co	263,701	3,491,401
		7,335,788
Industrial REITs - 0.8%
EastGroup Properties Inc	27,941	5,839,948
First Industrial Realty Trust Inc	75,989	5,003,116
Rexford Industrial Realty Inc	123,870	4,678,570
STAG Industrial Inc Class A	110,913	4,243,531
		19,765,165
Office REITs - 1.0%
BXP Inc	78,691	5,517,813
COPT Defense Properties	97,786	3,711,957
Easterly Government Properties Inc	103,119	2,511,979
Equity Commonwealth (b)(d)	2,103	0
Highwoods Properties Inc	109,817	3,638,237
Kilroy Realty Corp	91,173	3,539,336
Postal Realty Trust Inc Class A	109,282	2,517,857
Vornado Realty Trust	113,978	4,489,593
		25,926,772
Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc (b)	21,079	7,483,677
Residential REITs - 0.2%
American Homes 4 Rent Class A	167,876	5,610,416
Retail REITs - 1.9%
Agree Realty Corp	63,514	4,941,389
Brixmor Property Group Inc	168,619	5,313,185
CBL & Associates Properties Inc	57,114	3,353,163
Federal Realty Investment Trust	43,951	5,453,880
Getty Realty Corp	81,100	2,768,754
Kimco Realty Corp	311,858	7,946,142
NNN REIT Inc	108,958	5,177,684
Phillips Edison & Co Inc	92,535	3,931,812
Regency Centers Corp	79,778	6,405,376
		45,291,385
Specialized REITs - 0.4%
EPR Properties	59,749	3,708,620
Lamar Advertising Co Class A	43,246	6,917,631
		10,626,251
TOTAL REAL ESTATE		151,536,732
Utilities - 2.2%
Electric Utilities - 0.6%
IDACORP Inc	30,706	4,388,194
OGE Energy Corp	108,230	5,124,691
Otter Tail Corp	34,709	3,068,970
Portland General Electric Co	72,966	3,599,413
		16,181,268
Gas Utilities - 0.6%
National Fuel Gas Co	51,002	4,197,975
ONE Gas Inc	41,671	3,235,753
Spire Inc	41,091	3,281,527
UGI Corp	116,078	4,192,737
		14,907,992
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy Inc Class C	88,079	2,794,746
Ormat Technologies Inc	34,196	3,336,846
Talen Energy Corp (b)	20,667	6,904,845
		13,036,437
Multi-Utilities - 0.4%
Avista Corp	71,595	2,896,017
Black Hills Corp	49,500	3,524,895
Northwestern Energy Group Inc	46,977	3,229,199
		9,650,111
Water Utilities - 0.1%
Consolidated Water Co Ltd	56,288	1,643,609
TOTAL UTILITIES		55,419,417
TOTAL UNITED STATES		2,427,580,698
TOTAL COMMON STOCKS (Cost $2,078,532,990)		2,500,500,304

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $124,850)	3.64	125,000	124,875

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	2,536,599	2,537,106
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	23,185,877	23,188,195
TOTAL MONEY MARKET FUNDS (Cost $25,725,126)			25,725,301

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,104,382,966)	2,526,350,480
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(22,547,546)
NET ASSETS - 100.0%	2,503,802,934

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	19	9/2026	2,791,100	(60,828)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $124,875.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,119,896	92,347,427	91,931,088	61,513	696	175	2,537,106	2,536,599
Fidelity Securities Lending Cash Central Fund	37,837,570	255,100,291	269,749,118	65,258	(548)	-	23,188,195	23,185,877
	39,957,466	347,447,718	361,680,206	126,771	148	175	25,725,301

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	77,222,886	77,222,886	-	-
Consumer Discretionary	248,362,216	248,362,216	-	-
Consumer Staples	77,162,466	77,162,466	-	-
Energy	107,115,648	107,115,648	-	-
Financials	418,138,618	418,138,618	-	-
Health Care	318,478,015	318,478,015	-	-
Industrials	524,003,602	524,003,602	-	-
Information Technology	418,056,356	418,056,356	-	-
Materials	105,004,348	105,004,348	-	-
Real Estate	151,536,732	151,536,732	-	-
Utilities	55,419,417	55,419,417	-	-

U.S. Treasury Obligations	124,875	-	124,875	-

Money Market Funds	25,725,301	25,725,301	-	-
Total Investments in Securities:	2,526,350,480	2,526,225,605	124,875	-
Derivative Instruments:

Liabilities
Futures Contracts	(60,828)	(60,828)	-	-
Total Liabilities	(60,828)	(60,828)	-	-
Total Derivative Instruments:	(60,828)	(60,828)	-	-
Fidelity® Small-Mid Multifactor ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$2,500,625,179
Investments in securities, at value - affiliated issuers	25,725,301
Segregated cash with brokers for derivative instruments	86,422
Cash	588,413
Foreign currency held at value	734
Dividends receivable	862,879
Distributions receivable from affiliated funds	18,803
Other receivables	2,329
Total assets	2,527,910,060
Liabilities
Payable for investments purchased	587,895
Accrued management fee	315,003
Payable for variation margin on futures contracts	15,485
Collateral on securities loaned	23,188,743
Total liabilities	24,107,126
Net Assets	$2,503,802,934
Net assets consist of:
Paid in capital	2,238,803,780
Total accumulated earnings (loss)	264,999,154
Net Assets	$2,503,802,934

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($2,503,802,934/49,400,000 shares)	$50.68

Other Information
Unaffiliated issuers, cost	2,078,657,840
Affiliated issuers, cost	25,725,126
Foreign currency holdings, cost	705
Securities loaned, market value	53,026,070
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$30,338,562
Dividends - affiliated issuers	126,771
Security lending income - unaffiliated issuers	41,597
Interest	7,753
Total investment income	30,514,683
Expenses
Management fee	3,118,145
Independent trustees' fees and expenses	6,549
Interest	7,953
Total expenses	3,132,647
Expense reimbursements and reductions	(8,183)
Total expenses after reductions	3,124,464
Net investment income (loss)	27,390,219
Net realized gain (loss)
Investments - unaffiliated issuers	(108,372,617)
Investments - affiliated issuers	148
Redemptions in-kind	179,916,973
Futures contracts	1,129,986
Net realized gain (loss)	72,674,490
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	322,232,669
Investments - affiliated issuers	175
Assets and liabilities in foreign currencies	61
Futures contracts	(150,833)
Total change in net unrealized appreciation (depreciation)	322,082,072
Net gain (loss)	394,756,562
Net increase (decrease) in net assets resulting from operations	$422,146,781
Other Information
Income from securities lending - Affiliated Issuers	65,258

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,390,219	$12,916,204
Net realized gain (loss)	72,674,490	14,907,518
Change in net unrealized appreciation (depreciation)	322,082,072	61,852,881
Net increase (decrease) in net assets resulting from operations	422,146,781	89,676,603
Distributions to shareholders
Distributions to shareholders	(28,484,400)	(12,818,500)
Total distributions	(28,484,400)	(12,818,500)
Net increase (decrease) in net assets resulting from share transactions	498,842,391	1,106,304,570
Total increase (decrease) in net assets	892,504,772	1,183,162,673
Net Assets
Beginning of period	1,611,298,162	428,135,489
End of period	$2,503,802,934	$1,611,298,162
Financial Highlights
Fidelity® Small-Mid Multifactor ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$41.85	$40.77	$34.72	$32.70	$33.97
Income from Investment Operations
Net investment income (loss) A, B	.61	.57	.51	.53	.45
Net realized and unrealized gain (loss)	8.86	1.07	6.04	2.01	(1.26)
Total from investment operations	9.47	1.64	6.55	2.54	(.81)
Distributions
Distributions from net investment income	(.64)	(.56)	(.50)	(.52)	(.46)
Total distributions	(.64)	(.56)	(.50)	(.52)	(.46)
Net asset value, end of period	$50.68	$41.85	$40.77	$34.72	$32.70
Total Return C, D	22.79%	4.08%	19.10%	7.92%	(2.35)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.18%	.29%	.29%
Ratio of net investment income (loss) to average net assets	1.32%	1.41%	1.41%	1.65%	1.35%
Net assets, end of period	$2,503,802,934	$1,611,298,162	$428,135,489	$124,976,196	$71,949,005
Portfolio turnover rate H	51% G	38% G	50% G	65% G	60% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Stocks for Inflation ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 2.6%
Materials - 2.6%
Metals & Mining - 2.6%
Anglogold Ashanti Plc	87,938	6,975,242
BERMUDA - 0.5%
Financials - 0.5%
Insurance - 0.5%
RenaissanceRe Holdings Ltd	4,364	1,396,393
SWITZERLAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	2,872	590,742
UNITED KINGDOM - 3.2%
Energy - 3.2%
Energy Equipment & Services - 3.2%
TechnipFMC PLC	122,012	8,743,380
UNITED STATES - 93.4%
Communication Services - 4.7%
Diversified Telecommunication Services - 0.1%
Comcast Corp Class A	13,514	323,795
Entertainment - 0.5%
Electronic Arts Inc	1,431	300,309
Netflix Inc (b)	10,728	769,305
Warner Bros Discovery Inc (b)	12,069	317,415
		1,387,029
Interactive Media & Services - 3.9%
Alphabet Inc Class A	21,099	7,513,988
Match Group Inc	6,827	269,052
Meta Platforms Inc Class A	4,558	2,537,484
		10,320,524
Media - 0.2%
Fox Corp Class A (c)	3,548	206,600
New York Times Co/The Class A	3,198	239,498
Nexstar Media Group Inc	967	184,243
		630,341
TOTAL COMMUNICATION SERVICES		12,661,689
Consumer Discretionary - 5.0%
Automobiles - 0.5%
Ford Motor Co	93,199	1,368,161
Broadline Retail - 0.5%
Macy's Inc	54,940	1,363,611
Hotels, Restaurants & Leisure - 3.2%
Airbnb Inc Class A (b)	10,319	1,563,535
Booking Holdings Inc	8,001	1,543,393
Boyd Gaming Corp	14,048	1,194,923
Carnival Corp Ltd	38,954	1,083,310
Expedia Group Inc Class A	5,227	1,540,606
McDonald's Corp	5,054	1,367,815
		8,293,582
Specialty Retail - 0.3%
Ulta Beauty Inc (b)	1,829	937,966
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	9,497	1,447,058
TOTAL CONSUMER DISCRETIONARY		13,410,378
Consumer Staples - 9.6%
Beverages - 2.2%
Monster Beverage Corp (b)	60,781	5,858,073
Consumer Staples Distribution & Retail - 3.7%
Dollar General Corp	32,517	4,131,285
Maplebear Inc (b)	130,072	5,801,211
		9,932,496
Household Products - 1.7%
Colgate-Palmolive Co	53,184	4,855,699
Tobacco - 2.0%
Altria Group Inc	78,992	5,397,523
TOTAL CONSUMER STAPLES		26,043,791
Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
APA Corp	250,111	9,334,143
CNX Resources Corp (b)(c)	175,601	6,286,515
TOTAL ENERGY		15,620,658
Financials - 7.5%
Banks - 0.9%
Bank OZK	25,793	1,323,181
Western Alliance Bancorp	14,113	1,135,955
		2,459,136
Capital Markets - 1.4%
Affiliated Managers Group Inc	4,173	1,530,364
Goldman Sachs Group Inc/The	2,117	2,155,911
		3,686,275
Consumer Finance - 1.1%
Capital One Financial Corp	7,191	1,502,991
Synchrony Financial	17,847	1,352,624
		2,855,615
Financial Services - 3.5%
Essent Group Ltd	20,136	1,328,170
Jackson Financial Inc	11,038	1,349,727
Mastercard Inc Class A	4,272	2,448,283
MGIC Investment Corp	48,569	1,459,013
Visa Inc Class A	7,914	2,897,553
		9,482,746
Insurance - 0.6%
Travelers Companies Inc/The	4,861	1,819,764
TOTAL FINANCIALS		20,303,536
Health Care - 13.9%
Biotechnology - 3.8%
Gilead Sciences Inc	26,015	3,387,413
Regeneron Pharmaceuticals Inc	4,396	3,352,521
United Therapeutics Corp (b)	6,604	3,418,957
		10,158,891
Health Care Providers & Services - 2.0%
HCA Healthcare Inc	6,909	2,781,494
Universal Health Services Inc Class B	15,263	2,570,900
		5,352,394
Life Sciences Tools & Services - 1.2%
Medpace Holdings Inc (b)	5,620	3,243,358
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co	61,748	4,032,762
Johnson & Johnson	22,504	5,768,901
Merck & Co Inc	35,793	4,660,249
Royalty Pharma PLC Class A	72,586	4,241,200
		18,703,112
TOTAL HEALTH CARE		37,457,755
Industrials - 5.7%
Aerospace & Defense - 0.7%
GE Aerospace	5,585	2,010,991
Construction & Engineering - 2.5%
Argan Inc	3,105	1,771,185
Comfort Systems USA Inc	1,042	1,802,337
EMCOR Group Inc	1,626	1,296,621
Sterling Infrastructure Inc (b)	3,086	1,841,633
		6,711,776
Electrical Equipment - 0.3%
Nextpower Inc Class A (b)	9,628	865,267
Machinery - 1.7%
Caterpillar Inc	2,485	2,024,803
Cummins Inc	2,068	1,311,526
Mueller Industries Inc	19,447	1,291,475
		4,627,804
Passenger Airlines - 0.5%
United Airlines Holdings Inc (b)	10,587	1,284,521
TOTAL INDUSTRIALS		15,500,359
Information Technology - 30.0%
Communications Equipment - 1.2%
Arista Networks Inc (b)	6,514	1,174,800
Cisco Systems Inc	17,820	2,066,942
		3,241,742
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	7,138	1,147,077
Flex Ltd (b)	8,243	937,641
Sanmina Corp (b)	3,025	561,318
TD SYNNEX Corp	2,768	707,778
		3,353,814
IT Services - 0.1%
Cognizant Technology Solutions Corp Class A	6,951	384,737
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices Inc (b)	7,324	3,487,323
Applied Materials Inc	3,962	2,011,389
Broadcom Inc	16,577	6,453,095
Cirrus Logic Inc (b)	3,242	419,352
First Solar Inc (b)	2,090	441,052
KLA Corp	7,412	1,355,062
Lam Research Corp	6,029	1,766,618
Micron Technology Inc	4,714	3,879,763
NVIDIA Corp	80,758	16,212,169
Qorvo Inc (b)	5,388	487,991
QUALCOMM Inc	6,239	920,939
Skyworks Solutions Inc (c)	7,517	468,158
		37,902,911
Software - 5.7%
Adobe Inc (b)	2,834	709,662
AppLovin Corp Class A (b)	1,945	770,026
InterDigital Inc	1,407	428,889
Microsoft Corp	24,972	11,604,988
Palantir Technologies Inc Class A (b)	10,339	1,272,317
Zoom Communications Inc Class A (b)	5,431	521,756
		15,307,638
Technology Hardware, Storage & Peripherals - 7.7%
Apple Inc	49,160	15,186,016
Dell Technologies Inc Class C	4,370	1,771,467
NetApp Inc	4,770	851,445
Seagate Technology Holdings PLC	1,693	1,449,428
Western Digital Corp	2,643	1,440,012
		20,698,368
TOTAL INFORMATION TECHNOLOGY		80,889,210
Materials - 2.7%
Metals & Mining - 2.7%
Newmont Corp	78,698	7,374,790
Real Estate - 4.4%
Retail REITs - 2.5%
Simon Property Group Inc	29,376	6,737,973
Specialized REITs - 1.9%
VICI Properties Inc	194,762	5,131,979
TOTAL REAL ESTATE		11,869,952
Utilities - 4.1%
Electric Utilities - 2.0%
NRG Energy Inc	40,804	5,479,569
Gas Utilities - 2.1%
National Fuel Gas Co	68,900	5,671,159
TOTAL UTILITIES		11,150,728
TOTAL UNITED STATES		252,282,846
TOTAL COMMON STOCKS (Cost $215,868,594)		269,988,603

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $23,971)	3.64	24,000	23,975

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	117,168	117,191
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	5,832,805	5,833,389
TOTAL MONEY MARKET FUNDS (Cost $5,950,575)			5,950,580

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $221,843,140)	275,963,158
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(5,684,909)
NET ASSETS - 100.0%	270,278,249

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	8	9/2026	300,770	1,592

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,975.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	64,375	7,828,546	7,775,847	8,743	112	5	117,191	117,168
Fidelity Securities Lending Cash Central Fund	3,731,825	57,223,794	55,122,731	2,050	501	-	5,833,389	5,832,805
	3,796,200	65,052,340	62,898,578	10,793	613	5	5,950,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,661,689	12,661,689	-	-
Consumer Discretionary	13,410,378	13,410,378	-	-
Consumer Staples	26,043,791	26,043,791	-	-
Energy	24,364,038	24,364,038	-	-
Financials	21,699,929	21,699,929	-	-
Health Care	37,457,755	37,457,755	-	-
Industrials	15,500,359	15,500,359	-	-
Information Technology	81,479,952	81,479,952	-	-
Materials	14,350,032	14,350,032	-	-
Real Estate	11,869,952	11,869,952	-	-
Utilities	11,150,728	11,150,728	-	-

U.S. Treasury Obligations	23,975	-	23,975	-

Money Market Funds	5,950,580	5,950,580	-	-
Total Investments in Securities:	275,963,158	275,939,183	23,975	-
Derivative Instruments:

Assets
Futures Contracts	1,592	1,592	-	-
Total Assets	1,592	1,592	-	-
Total Derivative Instruments:	1,592	1,592	-	-
Fidelity® Stocks for Inflation ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$270,012,578
Investments in securities, at value - affiliated issuers	5,950,580
Segregated cash with brokers for derivative instruments	14,881
Cash	25,375
Dividends receivable	139,141
Distributions receivable from affiliated funds	1,264
Receivable for variation margin on futures contracts	1,870
Total assets	276,145,689
Liabilities
Accrued management fee	34,051
Collateral on securities loaned	5,833,389
Total liabilities	5,867,440
Net Assets	$270,278,249
Net assets consist of:
Paid in capital	258,561,486
Total accumulated earnings (loss)	11,716,763
Net Assets	$270,278,249

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($270,278,249/4,950,000 shares)	$54.60

Other Information
Unaffiliated issuers, cost	215,892,565
Affiliated issuers, cost	5,950,575
Securities loaned, market value	6,095,930
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$3,932,490
Dividends - affiliated issuers	10,793
Security lending income - unaffiliated issuers	2,868
Interest	1,343
Total investment income	3,947,494
Expenses
Management fee	381,819
Independent trustees' fees and expenses	851
Total expenses	382,670
Expense reimbursements and reductions	(284)
Total expenses after reductions	382,386
Net investment income (loss)	3,565,108
Net realized gain (loss)
Investments - unaffiliated issuers	(14,711,810)
Investments - affiliated issuers	613
Redemptions in-kind	32,285,692
Futures contracts	54,075
Net realized gain (loss)	17,628,570
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	20,436,093
Investments - affiliated issuers	5
Futures contracts	701
Total change in net unrealized appreciation (depreciation)	20,436,799
Net gain (loss)	38,065,369
Net increase (decrease) in net assets resulting from operations	$41,630,477
Other Information
Income from securities lending - Affiliated Issuers	2,050

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,565,108	$3,045,424
Net realized gain (loss)	17,628,570	24,387,828
Change in net unrealized appreciation (depreciation)	20,436,799	(235,979)
Net increase (decrease) in net assets resulting from operations	41,630,477	27,197,273
Distributions to shareholders
Distributions to shareholders	(4,360,650)	(3,048,450)
Total distributions	(4,360,650)	(3,048,450)
Net increase (decrease) in net assets resulting from share transactions	6,717,098	21,895,346
Total increase (decrease) in net assets	43,986,925	46,044,169
Net Assets
Beginning of period	226,291,324	180,247,155
End of period	$270,278,249	$226,291,324
Financial Highlights
Fidelity® Stocks for Inflation ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$47.14	$41.44	$33.52	$31.75	$30.72
Income from Investment Operations
Net investment income (loss) A, B	.72	.66	.58	.61	.54
Net realized and unrealized gain (loss)	7.62	5.69	7.92	1.80	1.00
Total from investment operations	8.34	6.35	8.50	2.41	1.54
Distributions
Distributions from net investment income	(.88)	(.65)	(.58)	(.64)	(.51)
Total distributions	(.88)	(.65)	(.58)	(.64)	(.51)
Net asset value, end of period	$54.60	$47.14	$41.44	$33.52	$31.75
Total Return C, D	17.85%	15.48%	25.59%	7.77%	5.03%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.15%	.15%	.19%	.29%	.29%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.19%	.29%	.29%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.19%	.29%	.29%
Ratio of net investment income (loss) to average net assets	1.40%	1.49%	1.60%	1.95%	1.68%
Net assets, end of period	$270,278,249	$226,291,324	$180,247,155	$147,498,838	$260,378,729
Portfolio turnover rate H	76% G	77% G	76% G	105% G	76% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® U.S. Multifactor ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BERMUDA - 0.8%
Financials - 0.8%
Insurance - 0.8%
RenaissanceRe Holdings Ltd	7,603	2,432,808
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	16,020	2,806,864
SWITZERLAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC	4,005	823,788
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	1,573	684,900
UNITED STATES - 97.6%
Communication Services - 9.2%
Diversified Telecommunication Services - 0.7%
Comcast Corp Class A	29,995	718,680
Verizon Communications Inc	27,074	1,267,334
		1,986,014
Entertainment - 0.5%
Electronic Arts Inc	3,258	683,724
Warner Bros Discovery Inc (b)	27,183	714,913
		1,398,637
Interactive Media & Services - 7.3%
Alphabet Inc Class A	44,348	15,793,654
Meta Platforms Inc Class A	9,623	5,357,220
		21,150,874
Media - 0.7%
Fox Corp Class A (c)	8,181	476,380
New York Times Co/The Class A	7,464	558,979
Nexstar Media Group Inc	2,266	431,740
Omnicom Group Inc	7,961	626,531
		2,093,630
TOTAL COMMUNICATION SERVICES		26,629,155
Consumer Discretionary - 9.1%
Hotels, Restaurants & Leisure - 5.8%
Airbnb Inc Class A (b)	20,696	3,135,858
Booking Holdings Inc	16,121	3,109,741
Boyd Gaming Corp	28,091	2,389,420
Expedia Group Inc Class A	10,466	3,084,749
McDonald's Corp	10,217	2,765,129
Yum! Brands Inc	15,938	2,442,977
		16,927,874
Specialty Retail - 3.3%
AutoZone Inc (b)	703	2,120,424
O'Reilly Automotive Inc (b)	27,874	2,490,542
TJX Cos Inc/The	19,906	3,132,010
Ulta Beauty Inc (b)	3,664	1,879,008
		9,621,984
TOTAL CONSUMER DISCRETIONARY		26,549,858
Consumer Staples - 4.6%
Household Products - 2.6%
Colgate-Palmolive Co	23,869	2,179,240
Kimberly-Clark Corp	20,162	2,203,908
Procter & Gamble Co/The	21,957	3,172,567
		7,555,715
Tobacco - 2.0%
Altria Group Inc	36,666	2,505,388
Philip Morris International Inc	17,144	3,271,418
		5,776,806
TOTAL CONSUMER STAPLES		13,332,521
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Corp	111,733	2,454,774
APA Corp	77,076	2,876,476
ExxonMobil Holdings Corp	31,331	4,870,091
TOTAL ENERGY		10,201,341
Financials - 11.0%
Banks - 0.8%
Bank OZK	44,946	2,305,730
Capital Markets - 0.8%
CME Group Inc Class A	9,038	2,420,286
Consumer Finance - 1.7%
Capital One Financial Corp	12,486	2,609,699
Synchrony Financial	31,083	2,355,780
		4,965,479
Financial Services - 4.9%
Essent Group Ltd	35,089	2,314,470
Mastercard Inc Class A	7,387	4,233,490
MGIC Investment Corp	84,635	2,542,435
Visa Inc Class A	13,674	5,006,462
		14,096,857
Insurance - 2.8%
Hartford Insurance Group Inc/The	16,952	2,405,658
Loews Corp	21,045	2,441,430
Travelers Companies Inc/The	8,458	3,166,338
		8,013,426
TOTAL FINANCIALS		31,801,778
Health Care - 9.8%
Biotechnology - 5.2%
AbbVie Inc	15,882	3,985,429
Biogen Inc (b)	10,706	2,172,783
Exelixis Inc (b)	45,034	2,388,153
Gilead Sciences Inc	17,904	2,331,280
Regeneron Pharmaceuticals Inc	2,831	2,159,006
United Therapeutics Corp (b)	4,059	2,101,384
		15,138,035
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co	40,873	2,669,416
Johnson & Johnson	17,877	4,582,769
Merck & Co Inc	26,019	3,387,674
Royalty Pharma PLC Class A	44,440	2,596,629
		13,236,488
TOTAL HEALTH CARE		28,374,523
Industrials - 10.2%
Aerospace & Defense - 2.1%
General Dynamics Corp	8,054	3,088,065
Lockheed Martin Corp	4,947	2,882,814
		5,970,879
Construction & Engineering - 2.4%
Argan Inc	7,055	4,024,384
EMCOR Group Inc	3,681	2,935,339
		6,959,723
Machinery - 3.8%
Allison Transmission Holdings Inc	22,044	2,524,920
Mueller Industries Inc	44,145	2,931,670
PACCAR Inc	21,400	2,839,352
Snap-on Inc	6,686	2,744,001
		11,039,943
Professional Services - 1.9%
Automatic Data Processing Inc	12,221	3,256,408
Genpact Ltd	65,302	2,296,671
		5,553,079
TOTAL INDUSTRIALS		29,523,624
Information Technology - 34.1%
Communications Equipment - 0.9%
Cisco Systems Inc	23,604	2,737,828
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	9,664	1,553,005
Flex Ltd (b)	11,775	1,339,406
Sanmina Corp (b)	4,366	810,155
TD SYNNEX Corp	3,981	1,017,942
		4,720,508
IT Services - 1.1%
Akamai Technologies Inc (b)	7,157	824,343
Amdocs Ltd	8,704	484,987
Cognizant Technology Solutions Corp Class A	9,839	544,589
IBM Corporation	5,923	1,324,679
		3,178,598
Semiconductors & Semiconductor Equipment - 15.3%
Applied Materials Inc	5,296	2,688,620
Broadcom Inc	21,335	8,305,289
Cirrus Logic Inc (b)	4,685	606,004
KLA Corp	10,007	1,829,480
Lam Research Corp	8,030	2,352,951
Micron Technology Inc	6,196	5,099,494
NVIDIA Corp	103,167	20,710,775
Qorvo Inc (b)	7,802	706,627
QUALCOMM Inc	8,447	1,246,862
Skyworks Solutions Inc (c)	10,842	675,240
		44,221,342
Software - 6.2%
Adobe Inc (b)	3,875	970,339
InterDigital Inc (c)	2,027	617,880
Intuit Inc	2,499	789,859
Microsoft Corp	31,952	14,848,733
Zoom Communications Inc Class A (b)	7,739	743,486
		17,970,297
Technology Hardware, Storage & Peripherals - 9.0%
Apple Inc	62,810	19,402,637
Dell Technologies Inc Class C	6,181	2,505,592
HP Inc	34,285	934,952
NetApp Inc	6,822	1,217,727
Seagate Technology Holdings PLC	2,335	1,999,064
		26,059,972
TOTAL INFORMATION TECHNOLOGY		98,888,545
Materials - 2.2%
Chemicals - 1.3%
CF Industries Holdings Inc	30,239	3,785,620
Metals & Mining - 0.9%
Newmont Corp	28,466	2,667,549
TOTAL MATERIALS		6,453,169
Real Estate - 2.0%
Health Care REITs - 1.1%
Omega Healthcare Investors Inc	63,904	3,235,460
Specialized REITs - 0.9%
VICI Properties Inc	97,739	2,575,422
TOTAL REAL ESTATE		5,810,882
Utilities - 1.9%
Electric Utilities - 0.9%
NRG Energy Inc	20,757	2,787,458
Gas Utilities - 1.0%
National Fuel Gas Co	34,537	2,842,740
TOTAL UTILITIES		5,630,198
TOTAL UNITED STATES		283,195,594
TOTAL COMMON STOCKS (Cost $229,818,944)		289,943,954

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $44,946)	3.64	45,000	44,955

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	271,576	271,630
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	1,595,265	1,595,425
TOTAL MONEY MARKET FUNDS (Cost $1,867,044)			1,867,055

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $231,730,934)	291,855,964
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,409,986)
NET ASSETS - 100.0%	290,445,978

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	13	9/2026	488,751	3,666

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,955.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	187,012	17,087,249	17,002,764	73,266	122	11	271,630	271,576
Fidelity Securities Lending Cash Central Fund	700,700	48,121,161	47,226,603	1,281	167	-	1,595,425	1,595,265
	887,712	65,208,410	64,229,367	74,547	289	11	1,867,055

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	26,629,155	26,629,155	-	-
Consumer Discretionary	26,549,858	26,549,858	-	-
Consumer Staples	13,332,521	13,332,521	-	-
Energy	10,201,341	10,201,341	-	-
Financials	37,041,450	37,041,450	-	-
Health Care	28,374,523	28,374,523	-	-
Industrials	29,523,624	29,523,624	-	-
Information Technology	100,397,233	100,397,233	-	-
Materials	6,453,169	6,453,169	-	-
Real Estate	5,810,882	5,810,882	-	-
Utilities	5,630,198	5,630,198	-	-

U.S. Treasury Obligations	44,955	-	44,955	-

Money Market Funds	1,867,055	1,867,055	-	-
Total Investments in Securities:	291,855,964	291,811,009	44,955	-
Derivative Instruments:

Assets
Futures Contracts	3,666	3,666	-	-
Total Assets	3,666	3,666	-	-
Total Derivative Instruments:	3,666	3,666	-	-
Fidelity® U.S. Multifactor ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$289,988,909
Investments in securities, at value - affiliated issuers	1,867,055
Segregated cash with brokers for derivative instruments	20,672
Cash	23,667
Dividends receivable	172,739
Distributions receivable from affiliated funds	1,299
Receivable for variation margin on futures contracts	3,039
Total assets	292,077,380
Liabilities
Accrued management fee	35,970
Other payables and accrued expenses	7
Collateral on securities loaned	1,595,425
Total liabilities	1,631,402
Net Assets	$290,445,978
Net assets consist of:
Paid in capital	250,508,700
Total accumulated earnings (loss)	39,937,278
Net Assets	$290,445,978

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($290,445,978/7,000,000 shares)	$41.49

Other Information
Unaffiliated issuers, cost	229,863,890
Affiliated issuers, cost	1,867,044
Securities loaned, market value	1,619,956
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$4,015,183
Dividends - affiliated issuers	74,547
Security lending income - unaffiliated issuers	924
Interest	6,262
Total investment income	4,096,916
Expenses
Management fee	412,492
Independent trustees' fees and expenses	916
Total expenses	413,408
Expense reimbursements and reductions	(590)
Total expenses after reductions	412,818
Net investment income (loss)	3,684,098
Net realized gain (loss)
Investments - unaffiliated issuers	(13,636,994)
Investments - affiliated issuers	289
Redemptions in-kind	18,710,602
Futures contracts	146,947
Net realized gain (loss)	5,220,844
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	32,629,693
Investments - affiliated issuers	11
Futures contracts	(14,008)
Total change in net unrealized appreciation (depreciation)	32,615,696
Net gain (loss)	37,836,540
Net increase (decrease) in net assets resulting from operations	$41,520,638
Other Information
Income from securities lending - Affiliated Issuers	1,281

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,684,098	$2,818,569
Net realized gain (loss)	5,220,844	10,559,881
Change in net unrealized appreciation (depreciation)	32,615,696	9,060,183
Net increase (decrease) in net assets resulting from operations	41,520,638	22,438,633
Distributions to shareholders
Distributions to shareholders	(4,031,850)	(2,793,900)
Total distributions	(4,031,850)	(2,793,900)
Net increase (decrease) in net assets resulting from share transactions	5,106,258	106,467,431
Total increase (decrease) in net assets	42,595,046	126,112,164
Net Assets
Beginning of period	247,850,932	121,738,768
End of period	$290,445,978	$247,850,932
Financial Highlights
Fidelity® U.S. Multifactor ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$36.18	$32.46	$26.66	$24.46	$25.54
Income from Investment Operations
Net investment income (loss) A, B	.52	.50	.41	.41	.41
Net realized and unrealized gain (loss)	5.36	3.73	5.78	2.19	(1.09)
Total from investment operations	5.88	4.23	6.19	2.60	(.68)
Distributions
Distributions from net investment income	(.57)	(.51)	(.39)	(.40)	(.40)
Total distributions	(.57)	(.51)	(.39)	(.40)	(.40)
Net asset value, end of period	$41.49	$36.18	$32.46	$26.66	$24.46
Total Return C, D	16.39%	13.15%	23.46%	10.78%	(2.64)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.18%	.29%	.29%
Ratio of net investment income (loss) to average net assets	1.34%	1.47%	1.42%	1.66%	1.63%
Net assets, end of period	$290,445,978	$247,850,932	$121,738,768	$34,653,207	$14,676,387
Portfolio turnover rate H	42% G	43% G	42% G	45% G	46% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Value Factor ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 95.3%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	25,431	2,017,187
UNITED STATES - 95.1%
Communication Services - 8.6%
Diversified Telecommunication Services - 0.9%
Comcast Corp Class A	179,770	4,307,289
Verizon Communications Inc	149,699	7,007,410
		11,314,699
Entertainment - 0.5%
Walt Disney Co/The	66,915	6,436,554
Interactive Media & Services - 7.1%
Alphabet Inc Class A	193,265	68,827,465
Meta Platforms Inc Class A	45,288	25,212,282
		94,039,747
Media - 0.1%
Charter Communications Inc Class A (b)(c)	17,343	2,514,388
TOTAL COMMUNICATION SERVICES		114,305,388
Consumer Discretionary - 9.5%
Automobiles - 1.2%
Ford Motor Co	548,552	8,052,743
General Motors Co	94,724	8,417,175
		16,469,918
Broadline Retail - 4.8%
Amazon.com Inc (b)	206,056	55,960,689
Macy's Inc	314,305	7,801,050
		63,761,739
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings Inc	51,421	9,919,111
Carnival Corp Ltd	223,303	6,210,056
Expedia Group Inc Class A	30,644	9,032,013
		25,161,180
Specialty Retail - 1.6%
Best Buy Co Inc	101,724	8,774,712
Home Depot Inc/The	35,954	11,935,290
		20,710,002
TOTAL CONSUMER DISCRETIONARY		126,102,839
Consumer Staples - 4.3%
Beverages - 0.2%
Molson Coors Beverage Co Class B	71,621	2,976,569
Consumer Staples Distribution & Retail - 1.6%
Kroger Co/The	65,668	3,791,670
Target Corp	39,068	5,644,935
Walmart Inc	107,148	11,914,858
		21,351,463
Food Products - 1.0%
Archer-Daniels-Midland Co	63,180	5,008,279
Ingredion Inc	36,222	3,602,640
Kraft Heinz Co/The	166,144	4,294,822
		12,905,741
Household Products - 1.1%
Kimberly-Clark Corp	42,494	4,645,019
Procter & Gamble Co/The	66,905	9,667,104
		14,312,123
Tobacco - 0.4%
Altria Group Inc	86,737	5,926,739
TOTAL CONSUMER STAPLES		57,472,635
Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
APA Corp	77,009	2,873,976
Chevron Corp	47,869	9,422,055
ConocoPhillips	41,494	4,999,197
Devon Energy Corp	52,800	2,382,863
EOG Resources Inc	28,765	4,277,068
Expand Energy Corp	25,789	2,424,940
ExxonMobil Holdings Corp	90,915	14,131,828
Ovintiv Inc	47,341	2,956,919
TOTAL ENERGY		43,468,846
Financials - 13.1%
Banks - 2.5%
Bank of America Corp	236,792	14,669,264
Bank OZK	134,027	6,875,585
Citigroup Inc	85,319	11,300,502
		32,845,351
Capital Markets - 0.9%
Goldman Sachs Group Inc/The	12,130	12,352,949
Consumer Finance - 1.2%
Capital One Financial Corp	40,947	8,558,332
Synchrony Financial	93,734	7,104,100
		15,662,432
Financial Services - 4.6%
Berkshire Hathaway Inc Class B (b)	47,860	24,482,304
Jackson Financial Inc	57,936	7,084,414
PayPal Holdings Inc	179,536	10,271,255
Visa Inc Class A	50,921	18,643,706
		60,481,679
Insurance - 3.4%
Allstate Corp/The	36,691	9,689,360
American International Group Inc	100,518	7,898,704
MetLife Inc	94,996	9,131,965
Prudential Financial Inc	73,054	8,918,432
Travelers Companies Inc/The	26,365	9,870,002
		45,508,463
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	305,350	6,937,552
TOTAL FINANCIALS		173,788,426
Health Care - 10.1%
Biotechnology - 2.2%
AbbVie Inc	58,646	14,716,627
Gilead Sciences Inc	61,885	8,058,046
Regeneron Pharmaceuticals Inc	9,149	6,977,302
		29,751,975
Health Care Providers & Services - 2.7%
Centene Corp (b)	145,339	9,042,993
Humana Inc	31,846	11,587,486
UnitedHealth Group Inc	36,776	15,239,974
		35,870,453
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co	134,965	8,814,564
Eli Lilly & Co	19,447	22,341,491
Johnson & Johnson	68,073	17,450,514
Merck & Co Inc	92,074	11,988,035
Pfizer Inc	327,910	8,201,029
		68,795,633
TOTAL HEALTH CARE		134,418,061
Industrials - 9.3%
Aerospace & Defense - 1.7%
General Dynamics Corp	18,311	7,020,804
Honeywell Aerospace Inc	15,534	3,211,499
Lockheed Martin Corp	11,850	6,905,469
Textron Inc	57,850	4,932,291
		22,070,063
Air Freight & Logistics - 0.9%
FedEx Corp	17,114	5,260,844
United Parcel Service Inc Class B	58,136	6,058,934
		11,319,778
Building Products - 0.4%
Owens Corning	38,624	5,364,874
Construction & Engineering - 0.4%
Fluor Corp (b)	108,200	5,428,394
Ground Transportation - 0.0%
Fedex Freight Holding Co Inc	8,212	1,154,031
Industrial Conglomerates - 0.3%
Honeywell International Inc	14,637	3,557,523
Machinery - 2.7%
Caterpillar Inc	14,915	12,152,891
CNH Industrial NV Class A	440,177	4,511,814
Deere & Co	13,397	7,940,000
Oshkosh Corp	30,695	4,371,275
PACCAR Inc	47,507	6,303,229
		35,279,209
Passenger Airlines - 1.0%
Delta Air Lines Inc	82,511	7,214,762
United Airlines Holdings Inc (b)	50,876	6,172,785
		13,387,547
Professional Services - 0.9%
Automatic Data Processing Inc	28,405	7,568,796
Genpact Ltd	136,051	4,784,914
		12,353,710
Trading Companies & Distributors - 1.0%
Rush Enterprises Inc Class A	72,483	5,783,419
United Rentals Inc	6,970	7,522,442
		13,305,861
TOTAL INDUSTRIALS		123,220,990
Information Technology - 31.3%
IT Services - 1.0%
Accenture PLC Class A	44,899	7,449,642
Cognizant Technology Solutions Corp Class A	115,529	6,394,530
		13,844,172
Semiconductors & Semiconductor Equipment - 15.2%
Broadcom Inc	111,804	43,523,062
First Solar Inc (b)	35,443	7,479,536
Micron Technology Inc	41,700	34,320,351
NVIDIA Corp	481,247	96,610,336
QUALCOMM Inc	73,099	10,790,143
Skyworks Solutions Inc (c)	138,058	8,598,252
		201,321,680
Software - 7.4%
Adobe Inc (b)	37,360	9,355,318
Microsoft Corp	149,802	69,615,985
Salesforce Inc	58,398	10,746,400
Zoom Communications Inc Class A (b)	94,760	9,103,593
		98,821,296
Technology Hardware, Storage & Peripherals - 7.7%
Apple Inc	294,592	91,002,415
HP Inc (c)	428,991	11,698,584
		102,700,999
TOTAL INFORMATION TECHNOLOGY		416,688,147
Materials - 1.6%
Chemicals - 0.8%
CF Industries Holdings Inc	20,911	2,617,848
Linde PLC	12,784	6,115,610
Mosaic Co/The	68,630	1,518,096
		10,251,554
Construction Materials - 0.1%
CRH PLC	25,849	2,455,913
Containers & Packaging - 0.1%
Smurfit Westrock PLC	48,734	2,240,302
Metals & Mining - 0.6%
Alcoa Corp	34,348	1,554,590
Freeport-McMoRan Inc	53,536	3,352,960
Newmont Corp	34,810	3,262,045
		8,169,595
TOTAL MATERIALS		23,117,364
Real Estate - 2.0%
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	77,378	1,944,509
Industrial REITs - 0.3%
Prologis Inc	25,183	3,641,714
Office REITs - 0.1%
Vornado Realty Trust	48,501	1,910,454
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	14,563	2,137,994
Jones Lang LaSalle Inc (b)	5,694	2,021,541
		4,159,535
Residential REITs - 0.1%
AvalonBay Communities Inc	10,617	1,970,621
Retail REITs - 0.7%
Kimco Realty Corp	87,006	2,216,913
Realty Income Corp	45,507	2,906,532
Simon Property Group Inc	13,316	3,054,291
		8,177,736
Specialized REITs - 0.4%
Gaming and Leisure Properties Inc	45,059	2,018,193
VICI Properties Inc	98,483	2,595,027
		4,613,220
TOTAL REAL ESTATE		26,417,789
Utilities - 2.0%
Electric Utilities - 1.7%
Duke Energy Corp	33,366	4,185,097
Edison International	31,912	2,341,383
Eversource Energy	30,992	2,218,717
Exelon Corp	53,434	2,448,346
NextEra Energy Inc	53,874	4,682,729
PG&E Corp	145,425	2,527,487
Southern Co/The	39,473	3,731,777
		22,135,536
Gas Utilities - 0.1%
National Fuel Gas Co	23,444	1,929,676
Multi-Utilities - 0.2%
Consolidated Edison Inc	19,905	2,166,659
TOTAL UTILITIES		26,231,871
TOTAL UNITED STATES		1,265,232,356
TOTAL COMMON STOCKS (Cost $993,911,803)		1,267,249,543

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $324,609)	3.64	325,000	324,674

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	4,502,474	4,503,375
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	10,334,503	10,335,537
TOTAL MONEY MARKET FUNDS (Cost $14,838,503)			14,838,912

TOTAL INVESTMENT IN SECURITIES - 96.4% (Cost $1,009,074,915)	1,282,413,129
NET OTHER ASSETS (LIABILITIES) - 3.6%	48,093,096
NET ASSETS - 100.0%	1,330,506,225

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	1,676	9/2026	63,011,315	419,288

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $324,674.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,532,545	151,897,928	148,920,142	1,005,189	(7,365)	409	4,503,375	4,502,474
Fidelity Securities Lending Cash Central Fund	10,201,750	235,240,240	235,106,615	424,785	162	-	10,335,537	10,334,503
	11,734,295	387,138,168	384,026,757	1,429,974	(7,203)	409	14,838,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	114,305,388	114,305,388	-	-
Consumer Discretionary	126,102,839	126,102,839	-	-
Consumer Staples	57,472,635	57,472,635	-	-
Energy	43,468,846	43,468,846	-	-
Financials	173,788,426	173,788,426	-	-
Health Care	134,418,061	134,418,061	-	-
Industrials	123,220,990	123,220,990	-	-
Information Technology	416,688,147	416,688,147	-	-
Materials	25,134,551	25,134,551	-	-
Real Estate	26,417,789	26,417,789	-	-
Utilities	26,231,871	26,231,871	-	-

U.S. Treasury Obligations	324,674	-	324,674	-

Money Market Funds	14,838,912	14,838,912	-	-
Total Investments in Securities:	1,282,413,129	1,282,088,455	324,674	-
Derivative Instruments:

Assets
Futures Contracts	419,288	419,288	-	-
Total Assets	419,288	419,288	-	-
Total Derivative Instruments:	419,288	419,288	-	-
Fidelity® Value Factor ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,267,574,217
Investments in securities, at value - affiliated issuers	14,838,912
Segregated cash with brokers for derivative instruments	45,844
Cash	414,622
Receivable for investments sold	59,365,439
Dividends receivable	724,515
Distributions receivable from affiliated funds	12,021
Receivable for variation margin on futures contracts	415,392
Other receivables	9,013
Total assets	1,343,399,975
Liabilities
Payable for investments purchased	2,397,542
Accrued management fee	160,833
Collateral on securities loaned	10,335,375
Total liabilities	12,893,750
Net Assets	$1,330,506,225
Net assets consist of:
Paid in capital	1,150,352,588
Total accumulated earnings (loss)	180,153,637
Net Assets	$1,330,506,225

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,330,506,225/16,550,000 shares)	$80.39

Other Information
Unaffiliated issuers, cost	994,236,412
Affiliated issuers, cost	14,838,503
Securities loaned, market value	11,528,823
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$18,065,188
Dividends - affiliated issuers	1,429,974
Security lending income - unaffiliated issuers	1,750
Interest	69,511
Total investment income	19,566,423
Expenses
Management fee	1,705,326
Independent trustees' fees and expenses	3,764
Total expenses	1,709,090
Expense reimbursements and reductions	(321)
Total expenses after reductions	1,708,769
Net investment income (loss)	17,857,654
Net realized gain (loss)
Investments - unaffiliated issuers	(18,209,257)
Investments - affiliated issuers	(7,203)
Redemptions in-kind	98,872,796
Futures contracts	3,784,396
Net realized gain (loss)	84,440,732
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	164,285,823
Investments - affiliated issuers	409
Futures contracts	338,767
Total change in net unrealized appreciation (depreciation)	164,624,999
Net gain (loss)	249,065,731
Net increase (decrease) in net assets resulting from operations	$266,923,385
Other Information
Income from securities lending - Affiliated Issuers	424,785

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,857,654	$14,614,457
Net realized gain (loss)	84,440,732	94,817,408
Change in net unrealized appreciation (depreciation)	164,624,999	(9,559,357)
Net increase (decrease) in net assets resulting from operations	266,923,385	99,872,508
Distributions to shareholders
Distributions to shareholders	(19,517,650)	(14,585,100)
Total distributions	(19,517,650)	(14,585,100)
Net increase (decrease) in net assets resulting from share transactions	103,258,548	85,401,413
Total increase (decrease) in net assets	350,664,283	170,688,821
Net Assets
Beginning of period	979,841,942	809,153,121
End of period	$1,330,506,225	$979,841,942
Financial Highlights
Fidelity® Value Factor ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$64.68	$58.85	$51.00	$46.27	$48.94
Income from Investment Operations
Net investment income (loss) A, B	1.14	.97	.97	.87	.79
Net realized and unrealized gain (loss)	15.82	5.86	7.82	4.70	(2.65)
Total from investment operations	16.96	6.83	8.79	5.57	(1.86)
Distributions
Distributions from net investment income	(1.25)	(1.00)	(.94)	(.84)	(.81)
Total distributions	(1.25)	(1.00)	(.94)	(.84)	(.81)
Net asset value, end of period	$80.39	$64.68	$58.85	$51.00	$46.27
Total Return C, D	26.48%	11.72%	17.43%	12.33%	(3.86)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15%	.18%	.29%	.29%
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15%	.18%	.29%	.29%
Ratio of net investment income (loss) to average net assets	1.57%	1.58%	1.81%	1.91%	1.61%
Net assets, end of period	$1,330,506,225	$979,841,942	$809,153,121	$527,860,322	$499,672,977
Portfolio turnover rate H	47% G	42% G	31% G	43% G	46% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® Dividend ETF for Rising Rates, Fidelity® High Dividend ETF, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF, Fidelity® Small-Mid Multifactor ETF, Fidelity® Stocks for Inflation ETF, Fidelity® U.S. Multifactor ETF, and Fidelity® Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the Exchange listed below, normally 4:00p.m. Eastern time.

Exchange
Fidelity® Dividend ETF for Rising Rates	NYSE Arca, Inc.
Fidelity® High Dividend ETF	NYSE Arca, Inc.
Fidelity® Low Volatility Factor ETF	NYSE Arca, Inc.
Fidelity® Momentum Factor ETF	NYSE Arca, Inc.
Fidelity® Quality Factor ETF	NYSE Arca, Inc.
Fidelity® Small-Mid Multifactor ETF	NYSE Arca, Inc.
Fidelity® Stocks for Inflation ETF	Cboe BZX Exchange, Inc.
Fidelity® U.S. Multifactor ETF	NYSE Arca, Inc.
Fidelity® Value Factor ETF	NYSE Arca, Inc.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, foreign currency transactions, futures transactions, passive foreign investment companies (PFIC), redemptions in-kind, short-term gain distributions from underlying securities, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Dividend ETF for Rising Rates	519,441,894	257,864,166	(31,405,662)	226,458,504
Fidelity® High Dividend ETF	8,929,327,957	1,809,611,262	(422,167,268)	1,387,443,994
Fidelity® Low Volatility Factor ETF	1,197,717,347	293,383,887	(54,328,810)	239,055,077
Fidelity® Momentum Factor ETF	776,208,482	165,719,848	(32,799,714)	132,920,134
Fidelity® Quality Factor ETF	1,035,510,390	359,297,422	(36,472,112)	322,825,310
Fidelity® Small-Mid Multifactor ETF	2,105,606,494	526,729,448	(105,985,462)	420,743,986
Fidelity® Stocks for Inflation ETF	223,801,081	63,386,212	(11,224,135)	52,162,077
Fidelity® U.S. Multifactor ETF	232,987,512	66,350,286	(7,481,834)	58,868,452
Fidelity® Value Factor ETF	1,010,452,613	309,318,420	(37,357,904)	271,960,516

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Dividend ETF for Rising Rates	1,364,066	(73,822,114)	226,491,454
Fidelity® High Dividend ETF	7,477,198	(124,087,313)	1,387,529,053
Fidelity® Low Volatility Factor ETF	1,335,343	(126,541,356)	239,052,335
Fidelity® Momentum Factor ETF	250,683	(103,645,623)	132,920,134
Fidelity® Quality Factor ETF	412,346	(65,754,082)	322,825,310
Fidelity® Small-Mid Multifactor ETF	-	(155,744,861)	420,744,015
Fidelity® Stocks for Inflation ETF	1,497,840	(41,943,153)	52,162,077
Fidelity® U.S. Multifactor ETF	1,058,996	(19,990,170)	58,868,452
Fidelity® Value Factor ETF	728,522	(92,535,401)	271,960,516

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Dividend ETF for Rising Rates	(26,594,692)	(47,227,421)	(73,822,113)
Fidelity® High Dividend ETF	(39,034,390)	(85,052,923)	(124,087,313)
Fidelity® Low Volatility Factor ETF	(78,739,287)	(47,802,070)	(126,541,357)
Fidelity® Momentum Factor ETF	(103,645,623)	-	(103,645,623)
Fidelity® Quality Factor ETF	(51,730,440)	(14,023,642)	(65,754,082)
Fidelity® Small-Mid Multifactor ETF	(129,937,627)	(25,807,234)	(155,744,861)
Fidelity® Stocks for Inflation ETF	(36,490,997)	(5,452,156)	(41,943,153)
Fidelity® U.S. Multifactor ETF	(13,817,956)	(6,172,215)	(19,990,171)
Fidelity® Value Factor ETF	(41,414,007)	(51,121,394)	(92,535,401)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to July 31, 2026, and/or ordinary losses recognized during the period January 1, 2026 to July 31, 2026. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity ® Stocks for Inflation ETF	(41,943,153)	-

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Dividend ETF for Rising Rates	15,174,600	15,174,600
Fidelity® High Dividend ETF	251,528,050	251,528,050
Fidelity® Low Volatility Factor ETF	20,684,253	20,684,253
Fidelity® Momentum Factor ETF	4,502,300	4,502,300
Fidelity® Quality Factor ETF	15,028,450	15,028,450
Fidelity® Small-Mid Multifactor ETF	28,484,400	28,484,400
Fidelity® Stocks for Inflation ETF	4,360,650	4,360,650
Fidelity® U.S. Multifactor ETF	4,031,850	4,031,850
Fidelity® Value Factor ETF	19,517,650	19,517,650

July 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Dividend ETF for Rising Rates	15,464,750	15,464,750
Fidelity® High Dividend ETF	149,474,650	149,474,650
Fidelity® Low Volatility Factor ETF	18,770,250	18,770,250
Fidelity® Momentum Factor ETF	3,728,100	3,728,100
Fidelity® Quality Factor ETF	13,620,100	13,620,100
Fidelity® Small-Mid Multifactor ETF	12,818,500	12,818,500
Fidelity® Stocks for Inflation ETF	3,048,450	3,048,450
Fidelity® U.S. Multifactor ETF	2,793,900	2,793,900
Fidelity® Value Factor ETF	14,585,100	14,585,100

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Dividend ETF for Rising Rates
Equity Risk
Futures Contracts	1,261	-	287,904	(47,448)
Total Equity Risk	1,261	-	287,904	(47,448)

Totals	1,261	-	287,904	(47,448)
Fidelity® High Dividend ETF
Equity Risk
Futures Contracts	150,376	-	3,455,052	(406,312)
Total Equity Risk	150,376	-	3,455,052	(406,312)

Totals	150,376	-	3,455,052	(406,312)
Fidelity® Low Volatility Factor ETF
Equity Risk
Futures Contracts	22,760	-	228,696	(71,235)
Total Equity Risk	22,760	-	228,696	(71,235)

Totals	22,760	-	228,696	(71,235)
Fidelity® Momentum Factor ETF
Equity Risk
Futures Contracts	4,798	-	711,734	(18,046)
Total Equity Risk	4,798	-	711,734	(18,046)

Totals	4,798	-	711,734	(18,046)
Fidelity® Quality Factor ETF
Equity Risk
Futures Contracts	128,836	-	4,566,949	51,582
Total Equity Risk	128,836	-	4,566,949	51,582

Totals	128,836	-	4,566,949	51,582
Fidelity® Small-Mid Multifactor ETF
Equity Risk
Futures Contracts	-	(60,828)	1,129,986	(150,833)
Total Equity Risk	-	(60,828)	1,129,986	(150,833)

Totals	-	(60,828)	1,129,986	(150,833)
Fidelity® Stocks for Inflation ETF
Equity Risk
Futures Contracts	1,592	-	54,075	701
Total Equity Risk	1,592	-	54,075	701

Totals	1,592	-	54,075	701
Fidelity® U.S. Multifactor ETF
Equity Risk
Futures Contracts	3,666	-	146,947	(14,008)
Total Equity Risk	3,666	-	146,947	(14,008)

Totals	3,666	-	146,947	(14,008)
Fidelity® Value Factor ETF
Equity Risk
Futures Contracts	419,288	-	3,784,396	338,767
Total Equity Risk	419,288	-	3,784,396	338,767

Totals	419,288	-	3,784,396	338,767

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® High Dividend ETF
Futures	23,330,876

Average Amount ($)
Fidelity® Dividend ETF for Rising Rates
Futures	4,496,797

Average Amount ($)
Fidelity® Low Volatility Factor ETF
Futures	2,797,162

Average Amount ($)
Fidelity® Momentum Factor ETF
Futures	3,086,156

Average Amount ($)
Fidelity® Quality Factor ETF
Futures	31,791,936

Average Amount ($)
Fidelity® Value Factor ETF
Futures	32,530,812

Average Amount ($)
Fidelity® Small-Mid Multifactor ETF
Futures	2,366,300

Average Amount ($)
Fidelity® Stocks for Inflation ETF
Futures	444,453

Average Amount ($)
Fidelity® U.S. Multifactor ETF
Futures	2,216,440

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities,, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Dividend ETF for Rising Rates	151,668,385	153,176,569
Fidelity® High Dividend ETF	3,130,835,659	2,827,229,359
Fidelity® Low Volatility Factor ETF	440,836,719	439,548,534
Fidelity® Momentum Factor ETF	719,689,720	712,161,766
Fidelity® Quality Factor ETF	454,399,515	505,977,313
Fidelity® Small-Mid Multifactor ETF	1,086,446,708	1,016,964,396
Fidelity® Stocks for Inflation ETF	184,979,194	185,896,259
Fidelity® U.S. Multifactor ETF	113,203,483	112,778,372
Fidelity® Value Factor ETF	506,112,590	547,085,106

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity® Dividend ETF for Rising Rates	147,088,312	127,248,389
Fidelity® High Dividend ETF	4,311,490,621	1,986,040,911
Fidelity® Low Volatility Factor ETF	448,952,323	458,690,665
Fidelity® Momentum Factor ETF	602,995,480	325,300,470
Fidelity® Quality Factor ETF	404,452,216	241,905,895
Fidelity® Small-Mid Multifactor ETF	1,138,399,987	649,651,297
Fidelity® Stocks for Inflation ETF	130,750,514	123,880,975
Fidelity® U.S. Multifactor ETF	69,366,295	64,976,140
Fidelity® Value Factor ETF	447,702,251	354,295,138

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides each Fund with investment management related services.

For these services, each Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of each Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Dividend ETF for Rising Rates	0.15
Fidelity® High Dividend ETF	0.15
Fidelity® Low Volatility Factor ETF	0.15
Fidelity® Momentum Factor ETF	0.15
Fidelity® Quality Factor ETF	0.15
Fidelity® Small-Mid Multifactor ETF	0.15
Fidelity® Stocks for Inflation ETF	0.15
Fidelity® U.S. Multifactor ETF	0.15
Fidelity® Value Factor ETF	0.15

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For each Fund, with the exception of Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC, serves as sub-adviser for the Funds. Sub-advisers provide discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, Fidelity® Dividend ETF for Rising Rates, Fidelity® High Dividend ETF, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF, Fidelity® Small-Mid Multifactor ETF, Fidelity® Stocks for Inflation ETF, Fidelity® U.S. Multifactor ETF, and Fidelity® Value Factor ETF had no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Dividend ETF for Rising Rates	Borrower	5,042,000	3.89	545
Fidelity® High Dividend ETF	Borrower	117,425,400	3.88	63,304
Fidelity® Momentum Factor ETF	Borrower	6,091,000	3.89	1,317
Fidelity® Small-Mid Multifactor ETF	Borrower	6,587,100	3.87	7,086

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Dividend ETF for Rising Rates	11,747	159	-

Fidelity® High Dividend ETF	170,000	1,316	-

Fidelity® Low Volatility Factor ETF	1,242	-	-

Fidelity® Momentum Factor ETF	1,581	-	-

Fidelity® Quality Factor ETF	729	-	-

Fidelity® Small-Mid Multifactor ETF	11,347	22,091	-

Fidelity® Stocks for Inflation ETF	524	-	-

Fidelity® U.S. Multifactor ETF	231	-	-

Fidelity® Value Factor ETF	8,543	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Dividend ETF for Rising Rates	5,811,041
Fidelity® High Dividend ETF	50,654,757
Fidelity® Low Volatility Factor ETF	3,169,512
Fidelity® Momentum Factor ETF	5,940,020
Fidelity® Quality Factor ETF	6,621,646
Fidelity® Small-Mid Multifactor ETF	31,279,746
Fidelity® Stocks for Inflation ETF	233,132
Fidelity® U.S. Multifactor ETF	61,916
Fidelity® Value Factor ETF	1,392,548

  7. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate(%)	Interest expense ($)
Fidelity® High Dividend ETF	240,200	4.13	138
Fidelity® Small-Mid Multifactor ETF	1,515,000	4.12	867

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Dividend ETF for Rising Rates	287
Fidelity® High Dividend ETF	439
Fidelity® Low Volatility Factor ETF	523
Fidelity® Momentum Factor ETF	658
Fidelity® Quality Factor ETF	566
Fidelity® Small-Mid Multifactor ETF	8,183
Fidelity® Stocks for Inflation ETF	284
Fidelity® U.S. Multifactor ETF	590
Fidelity® Value Factor ETF	321

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025

Fidelity® Dividend ETF for Rising Rates
Fidelity® Dividend ETF for Rising Rates	15,174,600	15,464,750
Total	15,174,600	15,464,750

Fidelity® High Dividend ETF
Fidelity® High Dividend ETF	251,528,050	149,474,650
Total	251,528,050	149,474,650

Fidelity® Low Volatility Factor ETF
Fidelity® Low Volatility Factor ETF	20,684,253	18,770,250
Total	20,684,253	18,770,250

Fidelity® Momentum Factor ETF
Fidelity® Momentum Factor ETF	4,502,300	3,728,100
Total	4,502,300	3,728,100

Fidelity® Quality Factor ETF
Fidelity® Quality Factor ETF	15,028,450	13,620,100
Total	15,028,450	13,620,100

Fidelity® Small-Mid Multifactor ETF
Fidelity® Small-Mid Multifactor ETF	28,484,400	12,818,500
Total	28,484,400	12,818,500

Fidelity® Stocks for Inflation ETF
Fidelity® Stocks for Inflation ETF	4,360,650	3,048,450
Total	4,360,650	3,048,450

Fidelity® U.S. Multifactor ETF
Fidelity® U.S. Multifactor ETF	4,031,850	2,793,900
Total	4,031,850	2,793,900

Fidelity® Value Factor ETF
Fidelity® Value Factor ETF	19,517,650	14,585,100
Total	19,517,650	14,585,100

  10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® Dividend ETF for Rising Rates
Shares sold	2,400,000	1,800,000	149,219,054	97,139,902
Shares redeemed	(2,050,000)	(2,250,000)	(128,180,826)	(118,681,756)
Net increase (decrease)	350,000	(450,000)	21,038,228	(21,541,854)
Fidelity® High Dividend ETF
Shares sold	79,850,000	72,950,000	4,626,999,173	3,733,600,337
Shares redeemed	(33,550,000)	(21,950,000)	(1,997,324,089)	(1,131,634,312)
Net increase (decrease)	46,300,000	51,000,000	2,629,675,084	2,601,966,025
Fidelity® Low Volatility Factor ETF
Shares sold	6,848,852	6,950,000	450,161,161	421,858,783
Issued in exchange for the shares of the Acquired Fund(s)	263,093	-	18,162,222	-
Shares redeemed	(6,900,000)	(6,900,000)	(459,511,023)	(410,955,033)
Net increase (decrease)	211,945	50,000	8,812,360	10,903,750
Fidelity® Momentum Factor ETF
Shares sold	7,150,000	7,050,000	607,294,723	491,430,304
Shares redeemed	(3,850,000)	(4,050,000)	(326,452,098)	(273,846,824)
Net increase (decrease)	3,300,000	3,000,000	280,842,625	217,583,480
Fidelity® Quality Factor ETF
Shares sold	5,600,000	5,150,000	413,219,966	337,528,749
Shares redeemed	(3,250,000)	(6,850,000)	(244,160,410)	(446,794,950)
Net increase (decrease)	2,350,000	(1,700,000)	169,059,556	(109,266,201)
Fidelity® Small-Mid Multifactor ETF
Shares sold	25,200,000	33,400,000	1,149,310,255	1,323,807,236
Shares redeemed	(14,300,000)	(5,400,000)	(650,467,864)	(217,502,666)
Net increase (decrease)	10,900,000	28,000,000	498,842,391	1,106,304,570
Fidelity® Stocks for Inflation ETF
Shares sold	2,600,000	3,150,000	131,004,544	139,590,678
Shares redeemed	(2,450,000)	(2,700,000)	(124,287,446)	(117,695,332)
Net increase (decrease)	150,000	450,000	6,717,098	21,895,346
Fidelity® U.S. Multifactor ETF
Shares sold	1,850,000	4,850,000	69,994,981	166,065,180
Shares redeemed	(1,700,000)	(1,750,000)	(64,888,723)	(59,597,749)
Net increase (decrease)	150,000	3,100,000	5,106,258	106,467,431
Fidelity® Value Factor ETF
Shares sold	6,400,000	9,500,000	458,881,577	578,014,471
Shares redeemed	(5,000,000)	(8,100,000)	(355,623,029)	(492,613,058)
Net increase (decrease)	1,400,000	1,400,000	103,258,548	85,401,413

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

  13. Reorganization Information.
On May 8, 2026, Fidelity Low Volatility Factor ETF acquired all of the assets and assumed all of the liabilities of Fidelity U.S. Low Volatility Equity Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees. The securities held by the Acquired Fund were the primary assets acquired by Fidelity Low Volatility Factor ETF. The acquisition was accomplished by an exchange of shares of Fidelity Low Volatility Factor ETF for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Low Volatility Factor ETF were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity U.S. Low Volatility Equity Fund	17,991,544	3,029,146	18,162,222	1,646,501	0.159789697

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity U.S. Low Volatility Factor ETF	1,384,116,407	1,402,278,629

Pro forma results of operations of the combined entity for the entire period ended July 31, 2026 as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$21,150,806
Total net realized gain (loss)	70,955,274
Total change in net unrealized appreciation (depreciation)	106,823,711
Net increase (decrease) in net assets resulting from operations	$198,929,791

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fidelity Low Volatility Factor ETF accompanying Statement of Operations since May 8, 2026.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF
Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF (eight of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Stocks for Inflation ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Stocks for Inflation ETF (the "Fund"), a fund of Fidelity Covington Trust, including the schedule of investments, as of July 31, 2026, the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 14, 2026

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity® Dividend ETF for Rising Rates
September 2025 December 2025 March 2026 June 2026	60% 82% 82% 82%
Fidelity® High Dividend ETF
September 2025 December 2025 March 2026 June 2026	59% 70% 70% 70%
Fidelity® Low Volatility Factor ETF
September 2025 December 2025 March 2026 June 2026	94% 92% 100% 100%
Fidelity® Momentum Factor ETF
September 2025 December 2025 March 2026 June 2026	100% 100% 100% 100%
Fidelity® Quality Factor ETF
September 2025 December 2025 March 2026 June 2026	93% 97% 94% 94%
Fidelity® Small-Mid Multifactor ETF
September 2025 December 2025 March 2026 June 2026	67% 68% 80% 80%
Fidelity® Stocks for Inflation ETF
September 2025 December 2025 March 2026 June 2026	0% 76% 84% 84%
Fidelity® U.S. Multifactor ETF
September 2025 December 2025 March 2026 June 2026	52% 89% 100% 100%
Fidelity® Value Factor ETF
September 2025 December 2025 March 2026 June 2026	40% 77% 83% 83%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity® Dividend ETF for Rising Rates
September 2025 December 2025 March 2026 June 2026	64.91% 87.97% 96.73% 96.73%
Fidelity® High Dividend ETF
September 2025 December 2025 March 2026 June 2026	61.97% 73.56% 81.68% 81.68%
Fidelity® Low Volatility Factor ETF
September 2025 December 2025 March 2026 June 2026	98.55% 98.03% 100% 100%
Fidelity® Momentum Factor ETF
September 2025 December 2025 March 2026 June 2026	100% 100% 100% 100%
Fidelity® Quality Factor ETF
September 2025 December 2025 March 2026 June 2026	90.21% 100% 95.10% 95.10%
Fidelity® Small-Mid Multifactor ETF
September 2025 December 2025 March 2026 June 2026	75.05% 76.68% 89.05% 89.05%
Fidelity® Stocks for Inflation ETF
September 2025 December 2025 March 2026 June 2026	0% 81.70% 96.96% 96.96%
Fidelity® U.S. Multifactor ETF
September 2025 December 2025 March 2026 June 2026	53.73% 93.52% 100% 100%
Fidelity® Value Factor ETF
September 2025 December 2025 March 2026 June 2026	53.88% 83.00% 86.14% 86.14%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity® Dividend ETF for Rising Rates
September 2025 December 2025 March 2026 June 2026	17.67% 9.74% 3.28% 3.28%
Fidelity® High Dividend ETF
September 2025 December 2025 March 2026 June 2026	31.18% 26.09% 17.54% 17.54%
Fidelity® Low Volatility Factor ETF
September 2025 December 2025 March 2026 June 2026	1.46% 1.98% 0% 0%
Fidelity® Quality Factor ETF
September 2025 December 2025 March 2026 June 2026	9.80% 0% 3.24% 3.24%
Fidelity® Small-Mid Multifactor ETF
September 2025 December 2025 March 2026 June 2026	24.96% 23.33% 10.96% 10.96%
Fidelity® Stocks for Inflation ETF
September 2025 December 2025 March 2026 June 2026	19.96% 16.29% 3.04% 3.04%
Fidelity® U.S. Multifactor ETF
September 2025 December 2025 March 2026 June 2026	22.37% 6.49% 0% 0%
Fidelity® Value Factor ETF
September 2025 December 2025 March 2026 June 2026	22.02% 10.58% 7.43% 7.43%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity® Dividend ETF for Rising Rates	$96,018
Fidelity® Quality Factor ETF	$937,024
Fidelity® U.S. Multifactor ETF	$73,010
Fidelity® Value Factor ETF	$985,031

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Dividend ETF for Rising Rates
Fidelity High Dividend ETF
Fidelity Low Volatility Factor ETF
Fidelity Momentum Factor ETF
Fidelity Quality Factor ETF
Fidelity Small-Mid Multifactor ETF
Fidelity Stocks for Inflation ETF
Fidelity U.S. Multifactor ETF
Fidelity Value Factor ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue each fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on the funds in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending, under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of each fund relative to funds and classes in the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode other than the funds, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2027.

1.9881294.109
CPF-ANN-0926
Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Fundamental Large Cap Core ETF
Fidelity® Fundamental Large Cap Growth ETF
Fidelity® Fundamental Large Cap Value ETF
Fidelity® Fundamental Small-Mid Cap ETF
Fidelity® Magellan℠ ETF
Fidelity® Real Estate Investment ETF

Annual Report
July 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Fundamental Large Cap Core ETF
Fidelity® Fundamental Large Cap Growth ETF
Fidelity® Fundamental Large Cap Value ETF
Fidelity® Fundamental Small-Mid Cap ETF
Fidelity® Magellan℠ ETF
Fidelity® Real Estate Investment ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Blue Chip Growth ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
BURKINA FASO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp (United States) (a)	341,934	4,852,043
CANADA - 1.5%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (a)	261,651	26,070,843
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy Inc	132,060	8,868,373
Health Care - 0.0%
Pharmaceuticals - 0.0%
Apotex Health Corp	83,363	2,176,471
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.7%
Celestica Inc (United States) (a)	138,683	45,965,094
IT Services - 0.2%
Shopify Inc Class A (a)	142,108	16,643,215
TOTAL INFORMATION TECHNOLOGY		62,608,309
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	27,273	3,961,949
TOTAL CANADA		103,685,945
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (a)	1,746	425,867
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	486,284	17,267,945
GERMANY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Innio NV	151,555	3,700,973
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc ADR	171,306	24,621,811
NETHERLANDS - 0.5%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	6,204	5,297,099
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	12,833	20,904,957
NXP Semiconductors NV	27,901	6,393,793
TOTAL INFORMATION TECHNOLOGY		27,298,750
TOTAL NETHERLANDS		32,595,849
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (a)	49,062	5,236,878
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV depository receipt	73,526	3,852,027
TOTAL SINGAPORE		9,088,905
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	199,754	80,750,555
UNITED KINGDOM - 0.2%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	136,823	8,298,315
Financials - 0.1%
Banks - 0.1%
Barclays PLC ADR	184,594	5,076,335
Industrials - 0.0%
Electrical Equipment - 0.0%
DPC Holdings PLC	32,893	1,499,921
TOTAL UNITED KINGDOM		14,874,571
UNITED STATES - 95.6%
Communication Services - 13.4%
Diversified Telecommunication Services - 0.4%
Space Exploration Technologies Corp Class A (b)	285,772	30,969,112
Entertainment - 0.7%
Netflix Inc (a)	521,279	37,380,917
ROBLOX Corp Class A (a)	285,123	10,150,379
Sphere Entertainment Co Class A (a)(b)	28,759	4,119,727
		51,651,023
Interactive Media & Services - 12.2%
Alphabet Inc Class A	1,802,483	641,918,271
Alphabet Inc Class C	56,232	20,055,143
Meta Platforms Inc Class A	287,967	160,314,109
Reddit Inc Class A (a)	74,769	10,517,755
Snap Inc Class A (a)	1,323,394	6,206,717
		839,011,995
Media - 0.1%
Fox Corp Class A	63,337	3,688,113
TOTAL COMMUNICATION SERVICES		925,320,243
Consumer Discretionary - 13.5%
Automobiles - 1.4%
Rivian Automotive Inc Class A (a)	323,265	4,920,093
Tesla Inc (a)	284,845	88,646,613
		93,566,706
Broadline Retail - 5.9%
Amazon.com Inc (a)	1,490,167	404,699,554
Ollie's Bargain Outlet Holdings Inc (a)	58,450	4,294,322
		408,993,876
Hotels, Restaurants & Leisure - 2.7%
Brinker International Inc (a)	115,565	24,696,241
Carnival Corp Ltd	162,449	4,517,707
Cava Group Inc (a)	80,146	5,227,924
Chipotle Mexican Grill Inc (a)	646,358	24,057,445
DoorDash Inc Class A (a)	109,957	21,569,165
Dutch Bros Inc Class A (a)	144,269	9,497,228
Hilton Worldwide Holdings Inc	47,397	15,190,265
Marriott International Inc/MD Class A1	36,034	13,434,556
Starbucks Corp	351,164	36,960,011
Sweetgreen Inc Class A (a)(b)	352,964	2,276,617
Texas Roadhouse Inc	34,623	7,112,949
Viking Holdings Ltd (a)	42,025	4,385,308
Wingstop Inc	63,418	8,211,997
Wynn Resorts Ltd	90,530	8,990,534
		186,127,947
Household Durables - 0.8%
SharkNinja Inc (a)	342,625	55,426,446
Specialty Retail - 2.5%
Bath & Body Works Inc	356,404	7,170,848
Bob's Discount Furniture Inc	5,785	96,436
Carvana Co Class A (a)	425,428	26,529,691
Floor & Decor Holdings Inc Class A (a)	98,688	5,681,468
Home Depot Inc/The	27,150	9,012,714
Lowe's Cos Inc	123,870	25,741,425
RH (a)	95,240	15,764,125
Ross Stores Inc	79,384	19,930,941
TJX Cos Inc/The	150,604	23,696,033
Urban Outfitters Inc (a)	69,533	5,157,958
Victoria's Secret & Co (a)	283,337	25,126,325
Warby Parker Inc Class A (a)	239,051	6,380,271
Wayfair Inc Class A (a)	8,879	753,827
		171,042,062
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (a)	82,961	1,321,568
PVH Corp	103,406	8,961,164
Ralph Lauren Corp Class A	12,353	4,698,340
Tapestry Inc	44,156	6,728,050
		21,709,122
TOTAL CONSUMER DISCRETIONARY		936,866,159
Consumer Staples - 1.1%
Beverages - 0.2%
Celsius Holdings Inc (a)(b)	203,747	5,951,450
Coca-Cola Co/The	54,078	4,736,692
		10,688,142
Consumer Staples Distribution & Retail - 0.8%
BJ's Wholesale Club Holdings Inc (a)	37,395	3,656,483
Costco Wholesale Corp	8,729	8,309,048
Sprouts Farmers Market Inc (a)	73,798	6,432,234
Target Corp	266,765	38,544,875
		56,942,640
Household Products - 0.1%
Kimberly-Clark Corp	64,849	7,088,644
TOTAL CONSUMER STAPLES		74,719,426
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ExxonMobil Holdings Corp	63,480	9,867,331
Financials - 2.5%
Banks - 0.2%
Bank of America Corp	81,849	5,070,546
Citigroup Inc	32,025	4,241,711
JPMorgan Chase & Co	11,745	4,131,773
		13,444,030
Capital Markets - 0.7%
Goldman Sachs Group Inc/The	16,684	16,990,652
Morgan Stanley	49,200	10,352,664
Robinhood Markets Inc Class A (a)	264,855	22,925,849
		50,269,165
Consumer Finance - 0.1%
Dave Inc Class A (a)(b)	10,896	4,060,830
Figure Technology Solutions Inc Class A	183,244	4,564,608
		8,625,438
Financial Services - 1.5%
Affirm Holdings Inc Class A (a)	244,172	17,460,740
Mastercard Inc Class A	103,203	59,145,639
Remitly Global Inc (a)	88,462	2,014,280
Rocket Cos Inc Class A (a)	358,031	4,618,600
Visa Inc Class A	48,125	17,620,006
		100,859,265
Insurance - 0.0%
Prudential Financial Inc	15,677	1,913,848
TOTAL FINANCIALS		175,111,746
Health Care - 6.1%
Biotechnology - 1.8%
AbbVie Inc	114,542	28,743,169
Alnylam Pharmaceuticals Inc (a)	47,503	9,762,817
Gilead Sciences Inc	300,990	39,191,908
Hemab Therapeutics Holdings Inc	4,677	222,390
Insmed Inc (a)	52,060	5,133,116
Janux Therapeutics Inc (a)	123,298	1,870,431
Kailera Therapeutics Inc (a)	44,011	745,545
Kymera Therapeutics Inc (a)	31,560	3,263,304
Legend Biotech Corp ADR (a)	68,002	1,261,437
Moderna Inc (a)	118,758	6,510,314
Parabilis Medicines Inc	66,150	2,247,777
Praxis Precision Medicines Inc (a)	14,885	4,582,050
Revolution Medicines Inc (a)	24,786	4,648,119
Roivant Sciences Ltd (a)	98,179	3,329,250
Scholar Rock Holding Corp (a)	79,589	3,764,162
Travere Therapeutics Inc (a)	105,917	5,919,701
Vaxcyte Inc (a)	32,970	1,783,018
		122,978,508
Health Care Equipment & Supplies - 0.1%
Kestra Medical Technologies Ltd (a)	112,500	2,568,375
Medline Inc Class A	187,503	7,365,118
		9,933,493
Health Care Providers & Services - 0.9%
CVS Health Corp	35,022	3,657,347
Guardant Health Inc (a)	51,811	8,392,864
UnitedHealth Group Inc	113,426	47,003,735
		59,053,946
Health Care Technology - 0.0%
HeartFlow Inc (a)	110,898	2,797,957
Life Sciences Tools & Services - 0.1%
Danaher Corp	25,145	4,902,772
Pharmaceuticals - 3.2%
Definium Therapeutics Inc (a)	103,160	4,489,523
Elanco Animal Health Inc (a)	165,391	4,361,361
Eli Lilly & Co	163,247	187,544,683
Jazz Pharmaceuticals PLC (a)	14,401	3,641,437
Johnson & Johnson	66,487	17,043,942
Viatris Inc	437,821	7,688,137
		224,769,083
TOTAL HEALTH CARE		424,435,759
Industrials - 6.4%
Aerospace & Defense - 2.3%
Arxis Inc Class A	50,337	2,733,299
ATI Inc (a)	30,242	5,668,560
Axon Enterprise Inc (a)	29,512	15,575,253
Boeing Co (a)	185,662	40,128,985
Carpenter Technology Corp	35,941	18,677,100
FTAI Aviation Ltd	68,356	14,081,336
GE Aerospace	85,672	30,847,917
Howmet Aerospace Inc	92,176	26,017,598
Woodward Inc	11,082	3,997,832
		157,727,880
Building Products - 0.0%
Madison Air Solutions Corp Class A	86,329	2,508,720
Construction & Engineering - 0.7%
Comfort Systems USA Inc	19,895	34,412,183
IES Holdings Inc (a)	11,570	8,614,328
Solv Energy Inc Class A	1,153	32,779
Sterling Infrastructure Inc (a)	7,627	4,551,565
		47,610,855
Electrical Equipment - 1.3%
Bloom Energy Corp Class A (a)	48,062	9,891,640
Forgent Power Solutions Inc Class A	145,171	4,829,839
GE Vernova Inc	53,635	53,114,204
Nextpower Inc Class A (a)	83,808	7,531,825
Regal Rexnord Corp	31,446	6,453,663
Vertiv Holdings Co Class A	25,231	6,095,053
		87,916,224
Ground Transportation - 0.3%
Old Dominion Freight Line Inc	26,131	5,543,430
Uber Technologies Inc (a)	162,703	11,447,784
XPO Inc (a)	29,552	5,939,065
		22,930,279
Industrial Conglomerates - 0.1%
3M Co	21,756	3,835,148
Machinery - 0.7%
Caterpillar Inc	24,869	20,263,510
Cummins Inc	19,685	12,484,227
PACCAR Inc	61,492	8,158,759
RBC Bearings Inc (a)	11,276	6,216,572
Terex Corp	71,300	4,480,491
		51,603,559
Passenger Airlines - 0.9%
Delta Air Lines Inc	349,240	30,537,546
United Airlines Holdings Inc (a)	243,812	29,581,710
		60,119,256
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc	20,640	4,836,571
United Rentals Inc	4,862	5,247,362
		10,083,933
TOTAL INDUSTRIALS		444,335,854
Information Technology - 51.6%
Communications Equipment - 0.7%
Arista Networks Inc (a)	46,878	8,454,447
Ciena Corp (a)	17,675	6,664,359
Lumentum Holdings Inc (a)	45,281	32,327,917
		47,446,723
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	142,517	22,902,482
Coherent Corp (a)	70,297	18,480,378
Corning Inc	100,794	13,934,771
Flex Ltd (a)	76,356	8,685,495
Jabil Inc	37,818	11,914,561
TD SYNNEX Corp	30,246	7,733,902
TTM Technologies Inc (a)	80,725	9,318,894
		92,970,483
IT Services - 1.0%
Cloudflare Inc Class A (a)	92,994	25,943,466
MongoDB Inc Class A (a)	9,163	3,092,329
Snowflake Inc (a)	32,700	9,590,256
Twilio Inc Class A (a)	169,408	33,432,669
		72,058,720
Semiconductors & Semiconductor Equipment - 26.9%
Advanced Micro Devices Inc (a)	154,535	73,581,840
Amkor Technology Inc	47,443	2,365,981
Applied Materials Inc	45,692	23,196,458
Astera Labs Inc (a)	142,055	44,211,778
Broadcom Inc	779,601	303,483,077
Cerebras Systems Inc Class A (a)	104,568	20,778,707
GlobalFoundries Inc	117,205	5,859,078
Intel Corp (a)	125,268	11,299,174
KLA Corp	55,080	10,069,726
Lam Research Corp	116,828	34,232,941
MACOM Technology Solutions Holdings Inc (a)	38,303	9,630,906
Marvell Technology Inc	356,492	66,863,640
Micron Technology Inc	166,627	137,139,020
Monolithic Power Systems Inc	45,896	65,449,073
NVIDIA Corp	5,138,347	1,031,523,160
ON Semiconductor Corp (a)	105,893	8,641,928
Teradyne Inc	15,353	5,645,144
		1,853,971,631
Software - 8.6%
AppLovin Corp Class A (a)	203,025	80,377,598
Aurora Innovation Inc Class A (a)(b)	345,347	2,227,488
Crowdstrike Holdings Inc Class A (a)	222,192	42,407,565
Datadog Inc Class A (a)	27,982	7,498,337
Figma Inc Class A (a)	187,319	4,555,598
Klaviyo Inc Class A (a)	139,354	2,486,075
Microsoft Corp	736,559	342,293,698
Oracle Corp	218,649	28,395,946
Palantir Technologies Inc Class A (a)	210,849	25,947,078
Palo Alto Networks Inc (a)	112,554	37,348,794
Salesforce Inc	34,877	6,418,066
ServiceNow Inc (a)	56,515	6,286,163
ServiceTitan Inc Class A (a)	54,765	4,548,781
Via Transportation Inc Class A (a)(b)	146,786	2,985,627
		593,776,814
Technology Hardware, Storage & Peripherals - 13.1%
Apple Inc	2,085,152	644,124,304
Dell Technologies Inc Class C	41,813	16,949,736
Sandisk Corp (a)	73,494	89,282,716
Seagate Technology Holdings PLC	51,660	44,227,676
Western Digital Corp	202,274	110,206,966
		904,791,398
TOTAL INFORMATION TECHNOLOGY		3,565,015,769
Materials - 0.1%
Construction Materials - 0.1%
James Hardie Industries PLC (a)	301,045	7,914,473
Real Estate - 0.7%
Health Care REITs - 0.6%
Welltower Inc	181,797	42,620,489
Real Estate Management & Development - 0.1%
Compass Inc Class A (a)	513,715	5,851,214
TOTAL REAL ESTATE		48,471,703
Utilities - 0.1%
Electric Utilities - 0.1%
Entergy Corp	49,749	5,353,987
TOTAL UNITED STATES		6,617,412,450
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	220,710	6,118,194
TOTAL COMMON STOCKS (Cost $5,016,662,641)		6,915,395,108

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (c) (Cost $10,357,213)	3.57	10,357,213	10,357,213

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,027,019,854)	6,925,752,321
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,822,731)
NET ASSETS - 100.0%	6,919,929,590

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	925,320,243	925,320,243	-	-
Consumer Discretionary	985,441,825	985,441,825	-	-
Consumer Staples	83,017,741	83,017,741	-	-
Energy	18,735,704	18,735,704	-	-
Financials	180,188,081	180,188,081	-	-
Health Care	432,335,196	432,335,196	-	-
Industrials	449,536,748	449,536,748	-	-
Information Technology	3,764,147,221	3,764,147,221	-	-
Materials	22,846,659	22,846,659	-	-
Real Estate	48,471,703	48,471,703	-	-
Utilities	5,353,987	5,353,987	-	-

Money Market Funds	10,357,213	10,357,213	-	-
Total Investments in Securities:	6,925,752,321	6,925,752,321	-	-
Fidelity® Blue Chip Growth ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$6,925,752,321
Cash	990,023
Foreign currency held at value	150
Receivable for investments sold	10,866,022
Receivable for fund shares sold	150
Dividends receivable	778,470
Other receivables	249
Total assets	6,938,387,385
Liabilities
Payable for investments purchased	10,691,539
Payable for fund shares redeemed	4,483,967
Accrued management fee	3,282,289
Total liabilities	18,457,795
Net Assets	$6,919,929,590
Net assets consist of:
Paid in capital	5,260,634,402
Total accumulated earnings (loss)	1,659,295,188
Net Assets	$6,919,929,590

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($6,919,929,590/115,750,000 shares)	$59.78

Other Information
Unaffiliated issuers, cost	5,027,019,854
Foreign currency holdings, cost	150
Securities loaned, market value	37,769,677
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$22,740,158
Security lending income - unaffiliated issuers	1,249,456
Interest	2,051
Total investment income	23,991,665
Expenses
Management fee	31,950,386
Independent trustees' fees and expenses	17,837
Total expenses	31,968,223
Expense reimbursements and reductions	(1,855)
Total expenses after reductions	31,966,368
Net investment income (loss)	(7,974,703)
Net realized gain (loss)
Investments - unaffiliated issuers	(18,118,007)
Redemptions in-kind	190,462,899
Foreign currency transactions	6,032
Futures contracts	539,445
Net realized gain (loss)	172,890,369
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	762,982,646
Assets and liabilities in foreign currencies	261
Total change in net unrealized appreciation (depreciation)	762,982,907
Net gain (loss)	935,873,276
Net increase (decrease) in net assets resulting from operations	$927,898,573

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,974,703)	$508,905
Net realized gain (loss)	172,890,369	(5,300,217)
Change in net unrealized appreciation (depreciation)	762,982,907	666,570,027
Net increase (decrease) in net assets resulting from operations	927,898,573	661,778,715
Distributions to shareholders
Distributions to shareholders	(2,399,375)	(3,424,200)
Total distributions	(2,399,375)	(3,424,200)
Net increase (decrease) in net assets resulting from share transactions	1,344,536,201	2,016,519,515
Total increase (decrease) in net assets	2,270,035,399	2,674,874,030
Net Assets
Beginning of period	4,649,894,191	1,975,020,161
End of period	$6,919,929,590	$4,649,894,191
Financial Highlights
Fidelity® Blue Chip Growth ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$50.41	$41.02	$31.28	$24.93	$32.77
Income from Investment Operations
Net investment income (loss) A, B	(.08)	.01	(.03)	- C	(.05)
Net realized and unrealized gain (loss)	9.48	9.44	9.78	6.35	(7.79)
Total from investment operations	9.40	9.45	9.75	6.35	(7.84)
Distributions
Distributions from net investment income	(.03)	(.06)	(.01)	-	-
Total distributions	(.03)	(.06)	(.01)	-	-
Net asset value, end of period	$59.78	$50.41	$41.02	$31.28	$24.93
Total Return D, E	18.65%	23.05%	31.18%	25.44%	(23.92)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.57%	.59%	.60%	.59%	.59%
Ratio of expenses to average net assets net of fee waivers, if any	.57%	.59%	.59%	.59%	.59%
Ratio of expenses to average net assets net of all reductions, if any	.57%	.59%	.59%	.59%	.59%
Ratio of net investment income (loss) to average net assets	(.14)%	.02%	(.10)%	-% C	(.17)%
Net assets, end of period	$6,919,929,589	$4,649,894,191	$1,975,020,161	$780,383,086	$363,396,938
Portfolio turnover rate F	61% I	53% I	42% I	30% I	57% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Blue Chip Value ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 1.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Imperial Oil Ltd (United States)	10,939	1,417,366
Materials - 0.5%
Chemicals - 0.5%
Nutrien Ltd (United States)	13,336	921,118
TOTAL CANADA		2,338,484
IRELAND - 0.4%
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	4,892	738,203
SWITZERLAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity PLC	4,341	892,900
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,311	934,222
UNITED KINGDOM - 4.1%
Consumer Staples - 1.5%
Personal Care Products - 0.5%
Unilever PLC ADR	13,921	882,731
Tobacco - 1.0%
British American Tobacco PLC ADR	29,494	1,788,811
TOTAL CONSUMER STAPLES		2,671,542
Health Care - 2.6%
Pharmaceuticals - 2.6%
Astrazeneca PLC (United States)	13,054	2,214,480
GSK PLC ADR	44,514	2,300,929
TOTAL HEALTH CARE		4,515,409
TOTAL UNITED KINGDOM		7,186,951
UNITED STATES - 91.5%
Communication Services - 4.2%
Entertainment - 1.6%
Walt Disney Co/The	3,054	293,764
Warner Bros Discovery Inc (a)	95,768	2,518,699
		2,812,463
Interactive Media & Services - 2.1%
Alphabet Inc Class A	4,665	1,661,346
Meta Platforms Inc Class A	3,604	2,006,383
		3,667,729
Media - 0.5%
Omnicom Group Inc	12,770	1,004,999
TOTAL COMMUNICATION SERVICES		7,485,191
Consumer Discretionary - 12.5%
Broadline Retail - 7.5%
Amazon.com Inc (a)	48,603	13,199,604
Diversified Consumer Services - 0.8%
H&R Block Inc	32,168	1,416,357
Hotels, Restaurants & Leisure - 0.4%
Domino's Pizza Inc	2,444	849,143
Household Durables - 0.6%
Mohawk Industries Inc (a)	4,726	581,771
Toll Brothers Inc	2,969	433,147
		1,014,918
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (a)	4,337	431,705
AutoNation Inc (a)	1,378	292,687
Group 1 Automotive Inc	687	197,011
Lithia Motors Inc	1,224	471,754
Lowe's Cos Inc	8,843	1,837,664
Murphy USA Inc	618	375,596
Ross Stores Inc	3,792	952,057
		4,558,474
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp (a)	5,174	501,257
PVH Corp	6,214	538,505
		1,039,762
TOTAL CONSUMER DISCRETIONARY		22,078,258
Consumer Staples - 6.6%
Beverages - 1.9%
Keurig Dr Pepper Inc	106,550	3,315,836
Consumer Staples Distribution & Retail - 1.8%
Kroger Co/The	21,523	1,242,738
Sprouts Farmers Market Inc (a)	8,211	715,670
Target Corp	8,036	1,161,122
		3,119,530
Food Products - 0.4%
Mondelez International Inc	13,012	810,778
Household Products - 2.5%
Colgate-Palmolive Co	12,384	1,130,659
Kimberly-Clark Corp (b)	12,816	1,400,917
Procter & Gamble Co/The	13,542	1,956,684
		4,488,260
TOTAL CONSUMER STAPLES		11,734,404
Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips	26,347	3,174,287
ExxonMobil Holdings Corp	38,427	5,973,093
Shell PLC ADR	36,128	3,323,053
TOTAL ENERGY		12,470,433
Financials - 19.5%
Banks - 6.7%
Bank of America Corp	75,395	4,670,721
M&T Bank Corp	9,862	2,428,912
PNC Financial Services Group Inc/The	3,631	907,278
US Bancorp	24,424	1,538,956
Wells Fargo & Co	26,802	2,317,033
		11,862,900
Capital Markets - 3.4%
Ameriprise Financial Inc	2,051	1,119,518
Bank of New York Mellon Corp/The	16	2,500
Charles Schwab Corp/The	20,687	2,177,100
Moody's Corp	428	204,747
Northern Trust Corp	12,516	2,280,290
S&P Global Inc	491	202,258
		5,986,413
Consumer Finance - 1.0%
Capital One Financial Corp	8,416	1,759,028
Financial Services - 1.8%
Fiserv Inc (a)	8,490	457,951
Global Payments Inc	8,899	748,228
Sycamore Partners LLC rights (a)(c)	37,295	20,139
Visa Inc Class A	5,123	1,875,684
		3,102,002
Insurance - 6.1%
Chubb Ltd	8,255	2,894,863
Fidelity National Financial Inc	10,646	549,227
Hartford Insurance Group Inc/The	7,973	1,131,448
Marsh & McLennan Cos Inc	7,931	1,504,431
Travelers Companies Inc/The	9,912	3,710,657
Willis Towers Watson PLC	3,017	1,013,471
		10,804,097
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	39,785	903,915
TOTAL FINANCIALS		34,418,355
Health Care - 12.2%
Biotechnology - 2.2%
Biogen Inc (a)	6,217	1,261,740
Gilead Sciences Inc	20,787	2,706,675
		3,968,415
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp (a)	35,689	1,667,747
Cooper Cos Inc/The (a)	11,032	797,834
		2,465,581
Health Care Providers & Services - 4.8%
Cigna Group/The	5,877	1,639,977
CVS Health Corp	12,142	1,267,989
Elevance Health Inc	3,202	1,203,440
Henry Schein Inc (a)	7,509	643,896
Labcorp Holdings Inc	3,424	1,058,701
UnitedHealth Group Inc	6,215	2,575,496
		8,389,499
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific Inc	3,499	2,009,476
Pharmaceuticals - 2.7%
Merck & Co Inc	31,296	4,074,739
Viatris Inc	39,217	688,651
		4,763,390
TOTAL HEALTH CARE		21,596,361
Industrials - 9.8%
Aerospace & Defense - 0.7%
Textron Inc	15,277	1,302,517
Air Freight & Logistics - 1.4%
CH Robinson Worldwide Inc	1,396	206,231
Expeditors International of Washington Inc	3,481	584,425
FedEx Corp	2,797	859,798
United Parcel Service Inc Class B	7,380	769,144
		2,419,598
Building Products - 0.0%
A O Smith Corp	2,452	147,439
Commercial Services & Supplies - 0.6%
Tetra Tech Inc	30,027	995,695
Electrical Equipment - 1.0%
Acuity Inc	3,765	1,236,388
Regal Rexnord Corp	2,851	585,111
		1,821,499
Ground Transportation - 0.1%
Knight-Swift Transportation Holdings Inc	2,863	199,064
Machinery - 3.5%
Allison Transmission Holdings Inc	7,182	822,626
Deere & Co	2,682	1,589,542
Dover Corp	4,467	914,038
Mueller Industries Inc	5,322	353,434
PACCAR Inc	4,603	610,726
Pentair PLC	8,619	564,027
Westinghouse Air Brake Technologies Corp	4,429	1,288,219
		6,142,612
Professional Services - 1.8%
ExlService Holdings Inc (a)	24,209	821,411
KBR Inc	2,397	87,754
Leidos Holdings Inc	4,570	528,292
Maximus Inc	8,327	501,702
Paycom Software Inc	720	118,051
SS&C Technologies Holdings Inc	13,937	1,073,846
		3,131,056
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	2,785	652,609
Rush Enterprises Inc Class A	6,841	545,843
		1,198,452
TOTAL INDUSTRIALS		17,357,932
Information Technology - 14.1%
Communications Equipment - 0.6%
Cisco Systems Inc	9,218	1,069,196
Electronic Equipment, Instruments & Components - 0.6%
TD SYNNEX Corp	3,889	994,417
IT Services - 0.5%
GoDaddy Inc Class A (a)	11,127	920,648
Semiconductors & Semiconductor Equipment - 0.6%
Skyworks Solutions Inc	16,447	1,024,319
Software - 7.2%
Gen Digital Inc	62,917	1,727,072
Microsoft Corp	19,956	9,273,952
Salesforce Inc	9,511	1,750,214
		12,751,238
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc	26,570	8,207,739
TOTAL INFORMATION TECHNOLOGY		24,967,557
Materials - 3.2%
Chemicals - 1.0%
Cabot Corp	5,406	475,836
Corteva Inc	15,932	1,254,008
		1,729,844
Containers & Packaging - 0.8%
Crown Holdings Inc	10,374	1,222,576
Graphic Packaging Holding CO	21,847	234,418
		1,456,994
Metals & Mining - 1.4%
Coeur Mining Inc	51,901	773,844
Newmont Corp	18,338	1,718,454
		2,492,298
TOTAL MATERIALS		5,679,136
Real Estate - 0.7%
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	2,041	724,616
Specialized REITs - 0.3%
Lamar Advertising Co Class A	2,788	445,968
TOTAL REAL ESTATE		1,170,584
Utilities - 1.7%
Electric Utilities - 1.5%
Eversource Energy	16,962	1,214,310
PG&E Corp	78,023	1,356,040
		2,570,350
Gas Utilities - 0.2%
UGI Corp	10,762	388,723
TOTAL UTILITIES		2,959,073
TOTAL UNITED STATES		161,917,284
TOTAL COMMON STOCKS (Cost $145,912,581)		174,008,044

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (d) (Cost $4,092,316)	3.57	4,092,316	4,092,316

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $150,004,897)	178,100,360
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,046,812)
NET ASSETS - 100.0%	177,053,548

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,485,191	7,485,191	-	-
Consumer Discretionary	22,078,258	22,078,258	-	-
Consumer Staples	14,405,946	14,405,946	-	-
Energy	13,887,799	13,887,799	-	-
Financials	34,418,355	34,398,216	-	20,139
Health Care	26,111,770	26,111,770	-	-
Industrials	18,096,135	18,096,135	-	-
Information Technology	26,794,679	26,794,679	-	-
Materials	6,600,254	6,600,254	-	-
Real Estate	1,170,584	1,170,584	-	-
Utilities	2,959,073	2,959,073	-	-

Money Market Funds	4,092,316	4,092,316	-	-
Total Investments in Securities:	178,100,360	178,080,221	-	20,139
Fidelity® Blue Chip Value ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$178,100,360
Cash	14,902
Receivable for investments sold	1,932,480
Dividends receivable	95,761
Other receivables	33
Total assets	180,143,536
Liabilities
Payable for investments purchased	3,008,555
Accrued management fee	81,433
Total liabilities	3,089,988
Net Assets	$177,053,548
Net assets consist of:
Paid in capital	134,259,956
Total accumulated earnings (loss)	42,793,592
Net Assets	$177,053,548

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($177,053,548/4,250,000 shares)	$41.66

Other Information
Unaffiliated issuers, cost	150,004,897
Securities loaned, market value	557,481
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$3,017,281
Security lending income - unaffiliated issuers	180
Interest	8
Total investment income	3,017,469
Expenses
Management fee	866,648
Independent trustees' fees and expenses	502
Total expenses	867,150
Expense reimbursements and reductions	(48)
Total expenses after reductions	867,102
Net investment income (loss)	2,150,367
Net realized gain (loss)
Investments - unaffiliated issuers	18,264,284
Redemptions in-kind	8,520,891
Foreign currency transactions	(282)
Net realized gain (loss)	26,784,893
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	10,682,300
Total change in net unrealized appreciation (depreciation)	10,682,300
Net gain (loss)	37,467,193
Net increase (decrease) in net assets resulting from operations	$39,617,560

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,150,367	$2,115,815
Net realized gain (loss)	26,784,893	4,466,441
Change in net unrealized appreciation (depreciation)	10,682,300	157,297
Net increase (decrease) in net assets resulting from operations	39,617,560	6,739,553
Distributions to shareholders
Distributions to shareholders	(4,107,250)	(2,230,975)
Total distributions	(4,107,250)	(2,230,975)
Net increase (decrease) in net assets resulting from share transactions	14,044,270	(2,366,894)
Total increase (decrease) in net assets	49,554,580	2,141,684
Net Assets
Beginning of period	127,498,968	125,357,284
End of period	$177,053,548	$127,498,968
Financial Highlights
Fidelity® Blue Chip Value ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$32.69	$31.54	$28.88	$28.02	$28.63
Income from Investment Operations
Net investment income (loss) A, B	.52	.54	.54	.43	.39
Net realized and unrealized gain (loss)	9.47	1.18 C	2.65	1.04	(.03)
Total from investment operations	9.99	1.72	3.19	1.47	.36
Distributions
Distributions from net investment income	(.53)	(.57)	(.53)	(.42)	(.39)
Distributions from net realized gain	(.49)	-	-	(.19)	(.58)
Total distributions	(1.02)	(.57)	(.53)	(.61)	(.97)
Net asset value, end of period	$41.66	$32.69	$31.54	$28.88	$28.02
Total Return D, E	31.08%	5.53% C	11.22%	5.35%	1.27%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.57%	.59%	.60%	.59%	.59%
Ratio of expenses to average net assets net of fee waivers, if any	.57%	.59%	.59%	.59%	.59%
Ratio of expenses to average net assets net of all reductions, if any	.57%	.59%	.59%	.59%	.59%
Ratio of net investment income (loss) to average net assets	1.42%	1.68%	1.84%	1.53%	1.36%
Net assets, end of period	$177,053,549	$127,498,968	$125,357,284	$128,498,107	$114,175,428
Portfolio turnover rate I	94% H	69% H	33% H	35% H	54% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $0.02 per share. Excluding this reimbursement, the total return would have been 5.48%.
DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Fundamental Large Cap Core ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	10,387	2,669,845
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	1,382	2,595,326
CANADA - 1.3%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Imperial Oil Ltd	81,396	10,553,000
Materials - 0.4%
Metals & Mining - 0.4%
Franco-Nevada Corp (United States)	21,577	4,594,175
TOTAL CANADA		15,147,175
GERMANY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Siemens Energy AG	19,907	3,384,597
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.6%
SK Hynix Inc	6,068	7,224,585
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	27,840	5,064,572
TOTAL KOREA (SOUTH)		12,289,157
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	2,770	4,512,330
BE Semiconductor Industries NV	4,183	956,284

TOTAL NETHERLANDS		5,468,614
TAIWAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	71,273	28,812,110
UNITED KINGDOM - 1.4%
Consumer Staples - 0.9%
Tobacco - 0.9%
British American Tobacco PLC	166,090	10,229,845
Health Care - 0.5%
Pharmaceuticals - 0.5%
GSK PLC ADR	130,344	6,737,481
TOTAL UNITED KINGDOM		16,967,326
UNITED STATES - 91.9%
Communication Services - 10.4%
Diversified Telecommunication Services - 0.2%
Space Exploration Technologies Corp Class A (a)	24,400	2,644,228
Interactive Media & Services - 10.1%
Alphabet Inc Class A	239,708	85,367,210
Meta Platforms Inc Class A	63,552	35,380,034
		120,747,244
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	7,255	1,253,011
TOTAL COMMUNICATION SERVICES		124,644,483
Consumer Discretionary - 10.4%
Broadline Retail - 5.5%
Amazon.com Inc (b)	245,651	66,713,899
Diversified Consumer Services - 0.3%
Service Corp International/US	37,681	3,247,725
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp Ltd	87,496	2,433,264
Domino's Pizza Inc	13,403	4,656,738
Hilton Worldwide Holdings Inc	19,575	6,273,593
Marriott International Inc/MD Class A1	14,400	5,368,752
Vail Resorts Inc (a)	26,109	3,900,162
Viking Holdings Ltd (b)	8,535	890,627
		23,523,136
Household Durables - 1.0%
DR Horton Inc	33,659	4,815,256
Somnigroup International Inc	104,123	6,802,356
		11,617,612
Specialty Retail - 1.6%
Home Depot Inc/The	29,730	9,869,171
Lowe's Cos Inc	46,062	9,572,144
		19,441,315
TOTAL CONSUMER DISCRETIONARY		124,543,687
Consumer Staples - 3.5%
Beverages - 1.7%
Coca-Cola Co/The	100,869	8,835,116
Keurig Dr Pepper Inc	362,557	11,282,774
		20,117,890
Consumer Staples Distribution & Retail - 0.4%
Target Corp	31,215	4,510,255
Household Products - 0.2%
Kimberly-Clark Corp	17,018	1,860,237
Personal Care Products - 0.5%
Kenvue Inc	342,066	6,581,350
Tobacco - 0.7%
Philip Morris International Inc	44,450	8,481,949
TOTAL CONSUMER STAPLES		41,551,681
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
ExxonMobil Holdings Corp	151,204	23,503,150
Marathon Petroleum Corp	10,281	3,253,627
MPLX LP	60,724	3,549,318
Shell PLC ADR	157,624	14,498,256
TOTAL ENERGY		44,804,351
Financials - 12.4%
Banks - 4.7%
Bank of America Corp	319,862	19,815,451
M&T Bank Corp	28,558	7,033,550
PNC Financial Services Group Inc/The	41,597	10,393,842
Wells Fargo & Co	217,796	18,828,464
		56,071,307
Capital Markets - 2.9%
Bank of New York Mellon Corp/The	69,944	10,934,346
Blue Owl Capital Inc Class A (a)	773,988	7,972,076
Cboe Global Markets Inc	8,636	2,679,146
Charles Schwab Corp/The	79,441	8,360,371
Robinhood Markets Inc Class A (b)	62,914	5,445,836
		35,391,775
Financial Services - 2.6%
Apollo Global Management Inc	70,101	8,803,985
Visa Inc Class A	62,524	22,891,912
		31,695,897
Insurance - 2.2%
Arthur J Gallagher & Co	26,253	6,548,023
Chubb Ltd	33,872	11,878,234
Travelers Companies Inc/The	20,115	7,530,251
		25,956,508
TOTAL FINANCIALS		149,115,487
Health Care - 8.5%
Biotechnology - 0.8%
Biogen Inc (b)	14,244	2,890,820
Gilead Sciences Inc	48,670	6,337,321
		9,228,141
Health Care Equipment & Supplies - 0.9%
Baxter International Inc	230,785	6,037,336
Boston Scientific Corp (b)	105,928	4,950,015
		10,987,351
Health Care Providers & Services - 2.2%
Cigna Group/The	24,069	6,716,454
Humana Inc	10,722	3,901,307
UnitedHealth Group Inc	38,014	15,753,002
		26,370,763
Life Sciences Tools & Services - 1.8%
Bruker Corp	79,229	4,978,750
Danaher Corp	36,489	7,114,625
Thermo Fisher Scientific Inc	16,994	9,759,655
		21,853,030
Pharmaceuticals - 2.8%
Eli Lilly & Co	17,434	20,028,877
Johnson & Johnson	11,631	2,981,606
Merck & Co Inc	56,705	7,382,991
Royalty Pharma PLC Class A	62,360	3,643,695
		34,037,169
TOTAL HEALTH CARE		102,476,454
Industrials - 12.1%
Aerospace & Defense - 3.6%
Boeing Co (b)	102,539	22,162,779
GE Aerospace	48,893	17,604,903
Huntington Ingalls Industries Inc	12,282	4,009,459
		43,777,141
Air Freight & Logistics - 1.1%
FedEx Corp	12,993	3,994,048
United Parcel Service Inc Class B	84,696	8,827,017
		12,821,065
Building Products - 0.5%
A O Smith Corp (a)	99,241	5,967,361
Electrical Equipment - 1.0%
GE Vernova Inc	12,124	12,006,276
Ground Transportation - 0.5%
Old Dominion Freight Line Inc	26,823	5,690,231
Machinery - 5.0%
Allison Transmission Holdings Inc	70,496	8,074,612
Cummins Inc	23,371	14,821,888
Deere & Co	4,954	2,936,087
Dover Corp	5,956	1,218,717
Otis Worldwide Corp	97,555	7,019,082
PACCAR Inc	73,869	9,800,939
Westinghouse Air Brake Technologies Corp	56,702	16,492,344
		60,363,669
Professional Services - 0.4%
SS&C Technologies Holdings Inc	68,679	5,291,717
TOTAL INDUSTRIALS		145,917,460
Information Technology - 26.7%
Communications Equipment - 0.7%
Arista Networks Inc (b)	43,508	7,846,668
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	58,449	9,392,754
Flex Ltd (b)	14,849	1,689,074
		11,081,828
IT Services - 0.4%
Amdocs Ltd	101,320	5,645,550
Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices Inc (b)	18,868	8,983,998
Broadcom Inc	76,699	29,857,387
Cerebras Systems Inc Class A (b)	14,089	2,799,625
Intel Corp (b)	3,078	277,636
KLA Corp	47,332	8,653,236
Lam Research Corp	6,504	1,905,802
Micron Technology Inc	3,165	2,604,890
NVIDIA Corp	499,821	100,339,066
		155,421,640
Software - 4.0%
Gen Digital Inc	387,443	10,635,310
Microsoft Corp	67,149	31,205,484
Salesforce Inc	32,166	5,919,187
		47,759,981
Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc	162,655	50,245,756
Dell Technologies Inc Class C	7,713	3,126,618
GPGI Inc Class A (a)	293,728	3,877,210
Seagate Technology Holdings PLC	17,952	15,369,246
Western Digital Corp	38,252	20,841,220
		93,460,050
TOTAL INFORMATION TECHNOLOGY		321,215,717
Materials - 1.9%
Chemicals - 0.6%
Corteva Inc	59,923	4,716,539
LyondellBasell Industries NV Class A1	47,785	2,966,493
		7,683,032
Construction Materials - 0.4%
CRH PLC	30,902	2,935,999
James Hardie Industries PLC (b)	89,048	2,341,072
		5,277,071
Metals & Mining - 0.9%
Newmont Corp	18,069	1,693,246
Royal Gold Inc	13,171	2,612,468
Steel Dynamics Inc	19,809	4,977,209
		9,282,923
TOTAL MATERIALS		22,243,026
Real Estate - 0.9%
Health Care REITs - 0.5%
Ventas Inc	59,730	5,585,352
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	26,622	3,908,376
Specialized REITs - 0.1%
Millrose Properties Inc Class A	98,302	2,750,490
TOTAL REAL ESTATE		12,244,218
Utilities - 1.4%
Electric Utilities - 0.9%
PG&E Corp	201,889	3,508,831
Southern Co/The	74,606	7,053,251
		10,562,082
Multi-Utilities - 0.5%
Sempra	67,100	5,941,705
TOTAL UTILITIES		16,503,787
TOTAL UNITED STATES		1,105,260,351
TOTAL COMMON STOCKS (Cost $956,102,645)		1,192,594,501

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	10,323,762	10,325,827
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	12,778,211	12,779,489
TOTAL MONEY MARKET FUNDS (Cost $23,105,004)			23,105,316

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $979,207,649)	1,215,699,817
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(13,560,559)
NET ASSETS - 100.0%	1,202,139,258

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	23	9/2026	8,647,138	116,973

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,389,961	217,872,749	208,936,308	456,961	(887)	312	10,325,827	10,323,762
Fidelity Securities Lending Cash Central Fund	-	152,561,236	139,782,111	20,233	364	-	12,779,489	12,778,211
	1,389,961	370,433,985	348,718,419	477,194	(523)	312	23,105,316

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	124,644,483	124,644,483	-	-
Consumer Discretionary	127,139,013	127,139,013	-	-
Consumer Staples	51,781,526	51,781,526	-	-
Energy	55,357,351	55,357,351	-	-
Financials	149,115,487	149,115,487	-	-
Health Care	111,883,780	111,883,780	-	-
Industrials	149,302,057	149,302,057	-	-
Information Technology	367,785,598	367,785,598	-	-
Materials	26,837,201	26,837,201	-	-
Real Estate	12,244,218	12,244,218	-	-
Utilities	16,503,787	16,503,787	-	-

Money Market Funds	23,105,316	23,105,316	-	-
Total Investments in Securities:	1,215,699,817	1,215,699,817	-	-
Derivative Instruments:

Assets
Futures Contracts	116,973	116,973	-	-
Total Assets	116,973	116,973	-	-
Total Derivative Instruments:	116,973	116,973	-	-
Fidelity® Fundamental Large Cap Core ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,192,594,501
Investments in securities, at value - affiliated issuers	23,105,316
Segregated cash with brokers for derivative instruments	578,326
Cash	2,260,351
Foreign currency held at value	108
Dividends receivable	380,872
Distributions receivable from affiliated funds	73,097
Receivable for variation margin on futures contracts	53,763
Total assets	1,219,046,334
Liabilities
Payable for investments purchased	3,749,289
Accrued management fee	378,662
Collateral on securities loaned	12,779,125
Total liabilities	16,907,076
Net Assets	$1,202,139,258
Net assets consist of:
Paid in capital	1,012,875,111
Total accumulated earnings (loss)	189,264,147
Net Assets	$1,202,139,258

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,202,139,258/20,400,000 shares)	$58.93

Other Information
Unaffiliated issuers, cost	956,102,645
Affiliated issuers, cost	23,105,004
Foreign currency holdings, cost	108
Securities loaned, market value	15,224,644
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$12,213,247
Dividends - affiliated issuers	477,194
Security lending income - unaffiliated issuers	5,348
Interest	27,119
Total investment income	12,722,908
Expenses
Management fee	3,787,066
Independent trustees' fees and expenses	3,193
Total expenses	3,790,259
Expense reimbursements and reductions	(286)
Total expenses after reductions	3,789,973
Net investment income (loss)	8,932,935
Net realized gain (loss)
Investments - unaffiliated issuers	(18,742,853)
Investments - affiliated issuers	(523)
Redemptions in-kind	72,017,876
Foreign currency transactions	(35,084)
Futures contracts	686,748
Net realized gain (loss)	53,926,164
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	107,730,553
Investments - affiliated issuers	312
Assets and liabilities in foreign currencies	24,358
Futures contracts	72,329
Total change in net unrealized appreciation (depreciation)	107,827,552
Net gain (loss)	161,753,716
Net increase (decrease) in net assets resulting from operations	$170,686,651
Other Information
Income from securities lending - Affiliated Issuers	20,233

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,932,935	$6,300,677
Net realized gain (loss)	53,926,164	3,586,257
Change in net unrealized appreciation (depreciation)	107,827,552	75,581,467
Net increase (decrease) in net assets resulting from operations	170,686,651	85,468,401
Distributions to shareholders
Distributions to shareholders	(10,612,250)	(6,599,725)
Total distributions	(10,612,250)	(6,599,725)
Net increase (decrease) in net assets resulting from share transactions	245,393,587	331,457,964
Total increase (decrease) in net assets	405,467,988	410,326,640
Net Assets
Beginning of period	796,671,270	386,344,630
End of period	$1,202,139,258	$796,671,270
Financial Highlights
Fidelity® Fundamental Large Cap Core ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$50.26	$43.65	$34.54	$28.86	$29.11
Income from Investment Operations
Net investment income (loss) A, B	.49	.45	.33	.30	.40
Net realized and unrealized gain (loss)	8.76	6.62	9.03	5.78	(.12)
Total from investment operations	9.25	7.07	9.36	6.08	.28
Distributions
Distributions from net investment income	(.58)	(.46)	(.25)	(.33)	(.53)
Distributions from net realized gain	-	-	-	(.07)	-
Total distributions	(.58)	(.46)	(.25)	(.40)	(.53)
Net asset value, end of period	$58.93	$50.26	$43.65	$34.54	$28.86
Total Return C, D	18.52%	16.30%	27.19%	21.36%	1.00%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.38%	.38%	.47%	.59%	.59%
Ratio of expenses to average net assets net of fee waivers, if any	.38%	.38%	.47%	.59%	.59%
Ratio of expenses to average net assets net of all reductions, if any	.38%	.38%	.47%	.59%	.59%
Ratio of net investment income (loss) to average net assets	.90%	.98%	.85%	.99%	1.36%
Net assets, end of period	$1,202,139,258	$796,671,270	$386,344,630	$107,922,566	$56,275,638
Portfolio turnover rate H	31% G	46% G	63% G	76% G	36% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Fundamental Large Cap Growth ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	9,047	2,325,415
CANADA - 1.0%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	11,681	1,163,892
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	3,935	1,304,216
IT Services - 0.6%
Shopify Inc Class A (a)	27,391	3,207,943
TOTAL INFORMATION TECHNOLOGY		4,512,159
TOTAL CANADA		5,676,051
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	45,818	2,257,007
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kioxia Holdings Corp (a)	1,450	423,777
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	1,911	2,275,244
LUXEMBOURG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA depository receipt	12,982	910,557
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	3,851	3,288,061
SINGAPORE - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Sea Ltd Class A ADR (a)	40,827	4,357,874
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	30,095	12,165,904
UNITED STATES - 91.8%
Communication Services - 17.7%
Diversified Telecommunication Services - 0.5%
Space Exploration Technologies Corp Class A (b)	26,193	2,838,535
Entertainment - 0.9%
Netflix Inc (a)	45,786	3,283,314
ROBLOX Corp Class A (a)	51,552	1,835,251
		5,118,565
Interactive Media & Services - 16.3%
Alphabet Inc Class A	208,024	74,083,588
Alphabet Inc Class C	17,068	6,087,302
Meta Platforms Inc Class A	29,003	16,146,260
		96,317,150
TOTAL COMMUNICATION SERVICES		104,274,250
Consumer Discretionary - 7.0%
Automobiles - 1.2%
Tesla Inc (a)	22,423	6,978,262
Broadline Retail - 2.9%
Amazon.com Inc (a)	62,034	16,847,194
Hotels, Restaurants & Leisure - 0.5%
Brinker International Inc (a)	6,917	1,478,164
Starbucks Corp	10,637	1,119,544
Wingstop Inc	5,754	745,085
		3,342,793
Household Durables - 0.6%
SharkNinja Inc (a)	23,635	3,823,434
Specialty Retail - 1.8%
Carvana Co Class A (a)	65,150	4,062,754
Lowe's Cos Inc	14,161	2,942,797
TJX Cos Inc/The	21,374	3,362,985
Wayfair Inc Class A (a)	1,821	154,603
		10,523,139
TOTAL CONSUMER DISCRETIONARY		41,514,822
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.2%
Target Corp	7,621	1,101,158
Tobacco - 0.4%
Philip Morris International Inc	12,482	2,381,816
TOTAL CONSUMER STAPLES		3,482,974
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ExxonMobil Holdings Corp	13,023	2,024,294
Financials - 3.5%
Capital Markets - 1.9%
Cboe Global Markets Inc	5,014	1,555,493
Goldman Sachs Group Inc/The	1,532	1,560,158
Morgan Stanley	24,781	5,214,418
Robinhood Markets Inc Class A (a)	30,685	2,656,094
		10,986,163
Financial Services - 1.6%
Affirm Holdings Inc Class A (a)	38,613	2,761,216
Mastercard Inc Class A	12,072	6,918,463
		9,679,679
TOTAL FINANCIALS		20,665,842
Health Care - 6.3%
Biotechnology - 2.2%
Alnylam Pharmaceuticals Inc (a)	13,244	2,721,908
Cytokinetics Inc (a)	15,469	1,193,124
Gilead Sciences Inc	5,269	686,076
Insmed Inc (a)	15,672	1,545,259
Ionis Pharmaceuticals Inc (a)	16,403	849,183
Moderna Inc (a)	38,823	2,128,277
Revolution Medicines Inc (a)	5,190	973,281
Roivant Sciences Ltd (a)	52,612	1,784,073
Vaxcyte Inc (a)	18,030	975,062
		12,856,243
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp (a)	19,459	1,674,837
Medline Inc Class A (b)	41,873	1,644,771
		3,319,608
Health Care Providers & Services - 0.2%
UnitedHealth Group Inc	3,356	1,390,726
Pharmaceuticals - 3.3%
Eli Lilly & Co	17,155	19,708,350
TOTAL HEALTH CARE		37,274,927
Industrials - 7.8%
Aerospace & Defense - 2.4%
Axon Enterprise Inc (a)	5,357	2,827,210
Boeing Co (a)	27,056	5,847,884
FTAI Aviation Ltd	2,595	534,570
Howmet Aerospace Inc	18,462	5,211,084
		14,420,748
Construction & Engineering - 1.4%
Comfort Systems USA Inc	2,251	3,893,532
Construction Partners Inc Class A (a)	3,215	332,270
Sterling Infrastructure Inc (a)	6,799	4,057,440
		8,283,242
Electrical Equipment - 1.4%
GE Vernova Inc	6,237	6,176,439
Nextpower Inc Class A (a)	21,135	1,899,402
		8,075,841
Machinery - 1.5%
RBC Bearings Inc (a)	6,615	3,646,915
Westinghouse Air Brake Technologies Corp	17,173	4,994,939
		8,641,854
Passenger Airlines - 1.1%
Delta Air Lines Inc	40,662	3,555,485
United Airlines Holdings Inc (a)	24,641	2,989,693
		6,545,178
TOTAL INDUSTRIALS		45,966,863
Information Technology - 46.6%
Communications Equipment - 1.5%
Arista Networks Inc (a)	20,379	3,675,353
Ciena Corp (a)	11,113	4,190,157
Lumentum Holdings Inc (a)	1,531	1,093,041
		8,958,551
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp Class A	23,906	3,841,694
Coherent Corp (a)	11,308	2,972,760
Corning Inc	30,622	4,233,492
Flex Ltd (a)	43,075	4,899,781
		15,947,727
IT Services - 0.3%
Cloudflare Inc Class A (a)	5,572	1,554,477
Semiconductors & Semiconductor Equipment - 26.4%
Advanced Micro Devices Inc (a)	14,945	7,116,062
Astera Labs Inc (a)	7,933	2,468,988
Broadcom Inc	48,314	18,807,674
Cerebras Systems Inc Class A (a)	10,981	2,182,035
Intel Corp (a)	28,332	2,555,546
Lam Research Corp	3,374	988,649
Marvell Technology Inc	30,596	5,738,586
Micron Technology Inc	23,580	19,407,047
NVIDIA Corp	477,469	95,851,902
		155,116,489
Software - 7.0%
AppLovin Corp Class A (a)	14,260	5,645,534
Cadence Design Systems Inc (a)	16,782	5,706,216
Datadog Inc Class A (a)	12,385	3,318,808
Microsoft Corp	42,400	19,704,128
Nutanix Inc Class A (a)	19,447	1,147,567
Palantir Technologies Inc Class A (a)	13,333	1,640,759
Palo Alto Networks Inc (a)	13,055	4,332,041
		41,495,053
Technology Hardware, Storage & Peripherals - 8.7%
Apple Inc	111,315	34,386,317
Everpure Inc Class A (a)	13,656	1,053,833
Sandisk Corp (a)	4,758	5,780,161
Seagate Technology Holdings PLC	4,417	3,781,526
Western Digital Corp	11,765	6,410,043
		51,411,880
TOTAL INFORMATION TECHNOLOGY		274,484,177
Materials - 0.6%
Chemicals - 0.3%
Corteva Inc	24,533	1,930,993
Metals & Mining - 0.3%
Alcoa Corp	37,055	1,677,109
TOTAL MATERIALS		3,608,102
Real Estate - 0.8%
Health Care REITs - 0.8%
Welltower Inc	21,135	4,954,889
Utilities - 0.6%
Electric Utilities - 0.6%
NRG Energy Inc	26,095	3,504,298
TOTAL UNITED STATES		541,755,438
TOTAL COMMON STOCKS (Cost $446,109,366)		575,435,328

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	13,692,238	13,694,976
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	2,971,503	2,971,800
TOTAL MONEY MARKET FUNDS (Cost $16,665,736)			16,666,776

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $462,775,102)	592,102,104
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,038,331)
NET ASSETS - 100.0%	590,063,773

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	36	9/2026	13,534,650	78,493

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,683,257	106,517,355	95,506,973	195,990	297	1,040	13,694,976	13,692,238
Fidelity Securities Lending Cash Central Fund	3,255,600	32,269,590	32,553,397	87,051	7	-	2,971,800	2,971,503
	5,938,857	138,786,945	128,060,370	283,041	304	1,040	16,666,776

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	104,274,250	104,274,250	-	-
Consumer Discretionary	47,036,588	47,036,588	-	-
Consumer Staples	3,482,974	3,482,974	-	-
Energy	2,024,294	2,024,294	-	-
Financials	20,665,842	20,665,842	-	-
Health Care	42,888,403	42,888,403	-	-
Industrials	45,966,863	45,966,863	-	-
Information Technology	293,861,261	293,861,261	-	-
Materials	6,775,666	6,775,666	-	-
Real Estate	4,954,889	4,954,889	-	-
Utilities	3,504,298	3,504,298	-	-

Money Market Funds	16,666,776	16,666,776	-	-
Total Investments in Securities:	592,102,104	592,102,104	-	-
Derivative Instruments:

Assets
Futures Contracts	78,493	78,493	-	-
Total Assets	78,493	78,493	-	-
Total Derivative Instruments:	78,493	78,493	-	-
Fidelity® Fundamental Large Cap Growth ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$575,435,328
Investments in securities, at value - affiliated issuers	16,666,776
Segregated cash with brokers for derivative instruments	954,179
Cash	218,250
Foreign currency held at value	45
Dividends receivable	67,905
Distributions receivable from affiliated funds	30,109
Receivable for variation margin on futures contracts	84,150
Total assets	593,456,742
Liabilities
Payable for investments purchased	218,250
Accrued management fee	202,919
Collateral on securities loaned	2,971,800
Total liabilities	3,392,969
Net Assets	$590,063,773
Net assets consist of:
Paid in capital	498,414,908
Total accumulated earnings (loss)	91,648,865
Net Assets	$590,063,773

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($590,063,773/18,500,000 shares)	$31.90

Other Information
Unaffiliated issuers, cost	446,109,366
Affiliated issuers, cost	16,665,736
Foreign currency holdings, cost	45
Securities loaned, market value	4,352,521
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$2,138,550
Dividends - affiliated issuers	283,041
Security lending income - unaffiliated issuers	1,915
Interest	13,116
Total investment income	2,436,622
Expenses
Management fee	2,066,754
Independent trustees' fees and expenses	1,748
Total expenses	2,068,502
Expense reimbursements and reductions	(340)
Total expenses after reductions	2,068,162
Net investment income (loss)	368,460
Net realized gain (loss)
Investments - unaffiliated issuers	(11,182,011)
Investments - affiliated issuers	304
Redemptions in-kind	109,987,349
Foreign currency transactions	7,429
Futures contracts	855,234
Net realized gain (loss)	99,668,305
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(28,730,067)
Investments - affiliated issuers	1,040
Assets and liabilities in foreign currencies	43
Futures contracts	10,592
Total change in net unrealized appreciation (depreciation)	(28,718,392)
Net gain (loss)	70,949,913
Net increase (decrease) in net assets resulting from operations	$71,318,373
Other Information
Income from securities lending - Affiliated Issuers	87,051

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$368,460	$560,400
Net realized gain (loss)	99,668,305	(635,885)
Change in net unrealized appreciation (depreciation)	(28,718,392)	78,899,431
Net increase (decrease) in net assets resulting from operations	71,318,373	78,823,946
Distributions to shareholders
Distributions to shareholders	(772,125)	(459,350)
Total distributions	(772,125)	(459,350)
Net increase (decrease) in net assets resulting from share transactions	54,275,921	69,746,506
Total increase (decrease) in net assets	124,822,169	148,111,102
Net Assets
Beginning of period	465,241,604	317,130,502
End of period	$590,063,773	$465,241,604
Financial Highlights
Fidelity® Fundamental Large Cap Growth ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$27.78	$22.98	$17.94	$14.49	$21.16
Income from Investment Operations
Net investment income (loss) A, B	.02	.04	(.01)	(.01)	(.03)
Net realized and unrealized gain (loss)	4.14	4.79	5.05	3.46	(6.64)
Total from investment operations	4.16	4.83	5.04	3.45	(6.67)
Distributions
Distributions from net investment income	(.04)	(.03)	-	-	-
Total distributions	(.04)	(.03)	-	-	-
Net asset value, end of period	$31.90	$27.78	$22.98	$17.94	$14.49
Total Return C, D	15.00%	21.02%	28.10%	23.80%	(31.53)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.38%	.38%	.49%	.59%	.59%
Ratio of expenses to average net assets net of fee waivers, if any	.38%	.38%	.48%	.59%	.59%
Ratio of expenses to average net assets net of all reductions, if any	.38%	.38%	.48%	.59%	.59%
Ratio of net investment income (loss) to average net assets	.07%	.15%	(.05)%	(.07)%	(.19)%
Net assets, end of period	$590,063,773	$465,241,604	$317,130,502	$195,099,083	$62,310,018
Portfolio turnover rate H	47% G	52% G	52% G	78% G	99% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Fundamental Large Cap Value ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
CANADA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd	1,722	82,031
Imperial Oil Ltd	791	102,553

TOTAL CANADA		184,584
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	688	278,124
UNITED KINGDOM - 2.1%
Consumer Staples - 0.4%
Personal Care Products - 0.2%
Unilever PLC ADR	567	35,953
Tobacco - 0.2%
British American Tobacco PLC ADR	593	35,966
TOTAL CONSUMER STAPLES		71,919
Health Care - 1.7%
Pharmaceuticals - 1.7%
Astrazeneca PLC (United States)	771	130,792
GSK PLC ADR	2,773	143,337
TOTAL HEALTH CARE		274,129
TOTAL UNITED KINGDOM		346,048
UNITED STATES - 95.0%
Communication Services - 2.8%
Entertainment - 0.9%
Walt Disney Co/The	1,556	149,672
Interactive Media & Services - 1.3%
Alphabet Inc Class A	372	132,480
Meta Platforms Inc Class A	128	71,259
		203,739
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	576	99,481
TOTAL COMMUNICATION SERVICES		452,892
Consumer Discretionary - 12.9%
Automobiles - 0.6%
General Motors Co	1,021	90,726
Broadline Retail - 7.3%
Amazon.com Inc (a)	4,445	1,207,174
Diversified Consumer Services - 0.6%
H&R Block Inc	2,149	94,620
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp Ltd	3,341	92,913
Household Durables - 1.3%
PulteGroup Inc	900	113,823
Somnigroup International Inc	1,571	102,633
		216,456
Specialty Retail - 2.1%
Abercrombie & Fitch Co Class A (a)	104	10,352
Dick's Sporting Goods Inc	321	62,887
Lithia Motors Inc	250	96,355
Lowe's Cos Inc	791	164,378
TJX Cos Inc/The	69	10,856
		344,828
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	537	81,823
TOTAL CONSUMER DISCRETIONARY		2,128,540
Consumer Staples - 5.7%
Beverages - 2.5%
Coca-Cola Co/The	2,017	176,669
Keurig Dr Pepper Inc	5,224	162,571
Primo Brands Corp Class A	2,940	66,738
		405,978
Consumer Staples Distribution & Retail - 1.2%
Target Corp	279	40,313
US Foods Holding Corp (a)	1,511	151,991
		192,304
Food Products - 0.4%
Mondelez International Inc	1,379	85,925
Household Products - 1.6%
Colgate-Palmolive Co	304	27,755
Kimberly-Clark Corp	290	31,700
Procter & Gamble Co/The	1,391	200,986
		260,441
TOTAL CONSUMER STAPLES		944,648
Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
ExxonMobil Holdings Corp	4,043	628,444
Shell PLC ADR	2,734	251,473
Targa Resources Corp	511	138,159
TOTAL ENERGY		1,018,076
Financials - 19.7%
Banks - 8.2%
Bank of America Corp	6,017	372,753
M&T Bank Corp	692	170,433
PNC Financial Services Group Inc/The	529	132,181
US Bancorp	4,012	252,796
Wells Fargo & Co	4,751	410,724
		1,338,887
Capital Markets - 3.3%
Ameriprise Financial Inc	298	162,660
Charles Schwab Corp/The	2,273	239,211
State Street Corp	801	147,512
		549,383
Consumer Finance - 1.2%
Capital One Financial Corp	959	200,441
Financial Services - 1.6%
Apollo Global Management Inc	1,197	150,331
Berkshire Hathaway Inc Class B (a)	3	1,535
Visa Inc Class A	326	119,358
		271,224
Insurance - 5.4%
Arthur J Gallagher & Co	161	40,156
Chubb Ltd	495	173,587
Hartford Insurance Group Inc/The	2,043	289,922
Travelers Companies Inc/The	980	366,873
		870,538
TOTAL FINANCIALS		3,230,473
Health Care - 10.5%
Biotechnology - 1.5%
Gilead Sciences Inc	1,885	245,446
Health Care Providers & Services - 3.6%
Acadia Healthcare Co Inc (a)	1,239	36,699
Cencora Inc	144	44,833
Cigna Group/The	573	159,896
CVS Health Corp	900	93,987
Molina Healthcare Inc (a)	343	67,098
PACS Group Inc (a)	671	30,873
UnitedHealth Group Inc	396	164,102
		597,488
Life Sciences Tools & Services - 1.1%
ICON PLC (a)	533	87,179
Thermo Fisher Scientific Inc	165	94,760
		181,939
Pharmaceuticals - 4.3%
Johnson & Johnson	1,131	289,932
Merck & Co Inc	2,617	340,733
Roche Holding AG	168	73,480
		704,145
TOTAL HEALTH CARE		1,729,018
Industrials - 11.3%
Aerospace & Defense - 2.0%
Boeing Co (a)	229	49,496
General Dynamics Corp	420	161,037
Textron Inc	1,304	111,179
		321,712
Air Freight & Logistics - 1.8%
FedEx Corp	612	188,129
United Parcel Service Inc Class B	1,013	105,575
		293,704
Electrical Equipment - 1.5%
Acuity Inc	368	120,848
Regal Rexnord Corp	610	125,190
		246,038
Ground Transportation - 0.6%
U-Haul Holding Co (a)	1,670	118,419
Machinery - 4.2%
Allison Transmission Holdings Inc	863	98,848
Cummins Inc	255	161,721
Deere & Co	153	90,679
Dover Corp	832	170,244
Oshkosh Corp	136	19,367
Westinghouse Air Brake Technologies Corp	509	148,048
		688,907
Professional Services - 1.2%
SS&C Technologies Holdings Inc	2,543	195,938
TOTAL INDUSTRIALS		1,864,718
Information Technology - 15.6%
Communications Equipment - 2.0%
Cisco Systems Inc	2,832	328,484
Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics Inc (a)	568	123,012
Avnet Inc	213	18,923
TD SYNNEX Corp	99	25,314
		167,249
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials Inc	34	17,261
Intel Corp (a)	366	33,013
ON Semiconductor Corp (a)	324	26,442
		76,716
Software - 6.3%
Gen Digital Inc	4,882	134,010
Microsoft Corp	1,593	740,299
Salesforce Inc	880	161,938
		1,036,247
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	2,544	785,868
Dell Technologies Inc Class C	98	39,726
Western Digital Corp	247	134,575
		960,169
TOTAL INFORMATION TECHNOLOGY		2,568,865
Materials - 4.2%
Chemicals - 1.0%
Corteva Inc	1,669	131,367
Scotts Miracle-Gro Co/The	606	39,802
		171,169
Construction Materials - 1.4%
CRH PLC	1,556	147,836
James Hardie Industries PLC (a)	3,090	81,236
		229,072
Containers & Packaging - 0.7%
Smurfit Westrock PLC	2,332	107,202
Metals & Mining - 1.1%
Newmont Corp	395	37,015
Reliance Inc	355	144,166
		181,181
TOTAL MATERIALS		688,624
Real Estate - 2.7%
Health Care REITs - 1.0%
Ventas Inc	229	21,414
Welltower Inc	632	148,166
		169,580
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	215	31,564
Specialized REITs - 1.5%
Equinix Inc	100	101,929
Lamar Advertising Co Class A	313	50,067
Public Storage	261	84,608
		236,604
TOTAL REAL ESTATE		437,748
Utilities - 3.4%
Electric Utilities - 2.2%
Constellation Energy Corp	280	73,570
Eversource Energy	1,051	75,241
NextEra Energy Inc	587	51,022
NRG Energy Inc	287	38,541
PG&E Corp	7,299	126,857
		365,231
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	328	48,606
Multi-Utilities - 0.9%
Sempra	1,585	140,352
TOTAL UTILITIES		554,189
TOTAL UNITED STATES		15,617,791
TOTAL COMMON STOCKS (Cost $14,013,600)		16,426,547

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $14,013,600)	16,426,547
NET OTHER ASSETS (LIABILITIES) - 0.1%	17,082
NET ASSETS - 100.0%	16,443,629

Legend

(a)	Non-income producing.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	-	1,571,701	1,571,703	1,059	2	-	-	-
	-	1,571,701	1,571,703	1,059	2	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	452,892	452,892	-	-
Consumer Discretionary	2,128,540	2,128,540	-	-
Consumer Staples	1,016,567	1,016,567	-	-
Energy	1,202,660	1,202,660	-	-
Financials	3,230,473	3,230,473	-	-
Health Care	2,003,147	2,003,147	-	-
Industrials	1,864,718	1,864,718	-	-
Information Technology	2,846,989	2,846,989	-	-
Materials	688,624	688,624	-	-
Real Estate	437,748	437,748	-	-
Utilities	554,189	554,189	-	-

Total Investments in Securities:	16,426,547	16,426,547	-	-
Fidelity® Fundamental Large Cap Value ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$16,426,547
Cash	15,399
Dividends receivable	6,819
Total assets	16,448,765
Liabilities
Accrued management fee	5,136
Total liabilities	5,136
Net Assets	$16,443,629
Net assets consist of:
Paid in capital	14,566,828
Total accumulated earnings (loss)	1,876,801
Net Assets	$16,443,629

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($16,443,629/575,000 shares)	$28.60

Other Information
Unaffiliated issuers, cost	14,013,600
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$256,449
Dividends - affiliated issuers	1,059
Interest	119
Total investment income	257,627
Expenses
Management fee	53,220
Independent trustees' fees and expenses	44
Total expenses	53,264
Expense reimbursements and reductions	(746)
Total expenses after reductions	52,518
Net investment income (loss)	205,109
Net realized gain (loss)
Investments - unaffiliated issuers	(259,710)
Investments - affiliated issuers	2
Redemptions in-kind	2,128,576
Foreign currency transactions	343
Futures contracts	5,758
Net realized gain (loss)	1,874,969
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	1,734,902
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)	1,734,891
Net gain (loss)	3,609,860
Net increase (decrease) in net assets resulting from operations	$3,814,969

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$205,109	$134,995
Net realized gain (loss)	1,874,969	(45,431)
Change in net unrealized appreciation (depreciation)	1,734,891	585,299
Net increase (decrease) in net assets resulting from operations	3,814,969	674,863
Distributions to shareholders
Distributions to shareholders	(212,725)	(129,425)
Total distributions	(212,725)	(129,425)
Net increase (decrease) in net assets resulting from share transactions	2,348,189	8,346,247
Total increase (decrease) in net assets	5,950,433	8,891,685
Net Assets
Beginning of period	10,493,196	1,601,511
End of period	$16,443,629	$10,493,196
Financial Highlights
Fidelity® Fundamental Large Cap Value ETF

Years ended July 31,	2026	2025	2024 A
Selected Per Share Data
Net asset value, beginning of period	$22.09	$21.35	$20.13
Income from Investment Operations
Net investment income (loss) B, C	.37	.40	.16
Net realized and unrealized gain (loss)	6.53	.72	1.19
Total from investment operations	6.90	1.12	1.35
Distributions
Distributions from net investment income	(.39)	(.38)	(.13)
Total distributions	(.39)	(.38)	(.13)
Net asset value, end of period	$28.60	$22.09	$21.35
Total Return D, E, F	31.51%	5.30%	6.78%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.38%	.38%	.40% I, J
Ratio of expenses to average net assets net of fee waivers, if any	.38%	.38%	.38% I, J
Ratio of expenses to average net assets net of all reductions, if any	.38%	.38%	.38% I, J
Ratio of net investment income (loss) to average net assets	1.47%	1.83%	1.72% I, J
Net assets, end of period	$16,443,629	$10,493,196	$1,601,511
Portfolio turnover rate L	30% K	44% K	29% K, M

AFor the period February 22, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JProxy expenses are not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Fundamental Small-Mid Cap ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BERMUDA - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Marex Group Ltd	165,514	10,745,169
CANADA - 1.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc (United States)	1,080	59,810
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	28,362	1,777,447
Materials - 0.4%
Metals & Mining - 0.4%
Almonty Industries Inc (United States) (a)	176,828	1,955,718
Triple Flag Precious Metals Corp (United States)	120,408	3,464,138
TOTAL MATERIALS		5,419,856
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Colliers International Group Inc Subordinate Voting Shares (United States)	75,551	7,445,551
Utilities - 0.4%
Gas Utilities - 0.4%
Brookfield Infrastructure Corp (United States)	137,834	5,830,378
TOTAL CANADA		20,533,042
ISRAEL - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (a)	5,849	2,286,199
Software - 0.2%
Cellebrite DI Ltd (a)	246,963	3,642,704
TOTAL ISRAEL		5,928,903
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	1,324	1,130,458
Newamsterdam Pharma Co NV (a)	49,856	1,385,498

TOTAL NETHERLANDS		2,515,956
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	164,380	4,755,513
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	132,955	4,141,548
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	17,084	4,332,502
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (a)	29,860	13,001,343
UNITED KINGDOM - 1.2%
Energy - 1.2%
Energy Equipment & Services - 1.2%
TechnipFMC PLC	247,467	17,733,485
UNITED STATES - 93.8%
Communication Services - 0.6%
Media - 0.6%
Nexstar Media Group Inc	51,505	9,813,248
Consumer Discretionary - 11.4%
Automobile Components - 1.2%
Patrick Industries Inc	142,582	11,770,144
Phinia Inc	100,827	7,419,859
		19,190,003
Diversified Consumer Services - 1.3%
Grand Canyon Education Inc (a)	33,645	4,889,964
Laureate Education Inc (a)	377,125	14,447,659
		19,337,623
Hotels, Restaurants & Leisure - 2.2%
Brinker International Inc (a)	25,114	5,366,862
Cheesecake Factory Inc/The (c)	176,297	17,880,042
Dutch Bros Inc Class A (a)	146,274	9,629,217
		32,876,121
Household Durables - 2.9%
Green Brick Partners Inc (a)	44,469	3,145,292
Installed Building Products Inc	12,999	2,897,997
KB Home	206,140	11,331,516
SharkNinja Inc (a)	75,928	12,282,873
Somnigroup International Inc	211,425	13,812,395
		43,470,073
Specialty Retail - 2.5%
Academy Sports & Outdoors Inc	8,522	404,369
Dick's Sporting Goods Inc	48,996	9,598,806
Lithia Motors Inc	13,348	5,144,586
Murphy USA Inc	17,451	10,606,020
Signet Jewelers Ltd	73,200	6,800,280
Urban Outfitters Inc (a)	62,562	4,640,849
		37,194,910
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (a)	117,611	15,055,385
Tapestry Inc	32,385	4,934,502
		19,989,887
TOTAL CONSUMER DISCRETIONARY		172,058,617
Consumer Staples - 4.2%
Beverages - 0.9%
Keurig Dr Pepper Inc	193,456	6,020,351
Primo Brands Corp Class A	350,042	7,945,953
		13,966,304
Consumer Staples Distribution & Retail - 3.3%
BJ's Wholesale Club Holdings Inc (a)	87,408	8,546,754
Performance Food Group Co (a)	182,228	20,845,062
Sprouts Farmers Market Inc (a)	68,606	5,979,699
US Foods Holding Corp (a)	135,255	13,605,300
		48,976,815
TOTAL CONSUMER STAPLES		62,943,119
Energy - 3.1%
Energy Equipment & Services - 0.5%
National Energy Services Reunited Corp (a)	165,525	4,462,554
Noble Corp PLC	83,803	3,553,247
		8,015,801
Oil, Gas & Consumable Fuels - 2.6%
Antero Resources Corp (a)	335,710	12,132,559
Cheniere Energy Inc	12,195	3,214,236
Chord Energy Corp	85,986	12,070,715
Ovintiv Inc	170,995	10,680,348
		38,097,858
TOTAL ENERGY		46,113,659
Financials - 15.3%
Banks - 6.6%
Axos Financial Inc (a)	49,162	4,985,518
BOK Financial Corp	30,813	4,353,569
East West Bancorp Inc	119,678	15,677,818
Eastern Bankshares Inc	339,610	7,797,446
First Bancorp/Southern Pines NC	113,784	7,153,600
FNB Corp/PA	522,958	9,883,906
Hancock Whitney Corp	60,958	4,693,766
KeyCorp	196,353	4,435,614
M&T Bank Corp	20,130	4,957,818
Old National Bancorp/IN	137,204	3,655,115
Pinnacle Financial Partners Inc	119,784	12,604,870
SOUTHSTATE BANK CORP	55,640	5,847,208
TriCo Bancshares	360	20,713
Wintrust Financial Corp	73,039	11,652,642
		97,719,603
Capital Markets - 2.8%
Cboe Global Markets Inc	9,216	2,859,080
Houlihan Lokey Inc Class A	36,922	4,633,342
Lazard Inc	138,307	5,861,451
Raymond James Financial Inc	48,739	8,577,089
State Street Corp	33,182	6,110,797
Stifel Financial Corp	175,118	14,519,033
		42,560,792
Consumer Finance - 1.9%
EZCORP Inc Class A (a)	154,723	4,606,104
FirstCash Holdings Inc	99,292	20,256,561
SLM Corp	165,395	4,299,443
		29,162,108
Financial Services - 0.5%
WEX Inc (a)	44,285	8,279,523
Insurance - 3.5%
American Financial Group Inc/OH	33,795	4,789,427
Axis Capital Holdings Ltd	79,988	8,424,336
Baldwin Insurance Group Inc/The Class A (a)	55,587	1,541,983
First American Financial Corp	88,664	6,648,913
Primerica Inc	37,025	11,846,520
Reinsurance Group of America Inc	44,856	10,624,144
Ryan Specialty Holdings Inc Class A	219,448	9,690,824
		53,566,147
TOTAL FINANCIALS		231,288,173
Health Care - 12.1%
Biotechnology - 4.2%
Annexon Inc (a)	311,203	1,585,579
Caris Life Sciences Inc (a)	107,503	1,684,572
Celldex Therapeutics Inc (a)	59,186	2,252,619
CG oncology Inc (a)	52,300	3,723,237
Climb Bio Inc (a)	133,441	1,587,948
Cogent Biosciences Inc (a)	95,539	3,719,333
CytomX Therapeutics Inc (a)	305,459	946,923
Damora Therapeutics Inc (a)	37,030	1,073,500
Dianthus Therapeutics Inc (a)	23,108	2,470,707
Disc Medicine Inc (a)	23,909	1,840,993
Gilead Sciences Inc rights (a)(b)	240	0
Hemab Therapeutics Holdings Inc	32,749	1,557,215
Insmed Inc (a)	29,367	2,895,586
Jade Biosciences Inc (a)	93,021	1,837,165
Kiniksa Pharmaceuticals International Plc Class A (a)	30,417	2,261,200
Kymera Therapeutics Inc (a)	25,352	2,621,397
Mineralys Therapeutics Inc (a)	39,638	1,011,562
Nurix Therapeutics Inc (a)	72,046	1,672,188
Olema Pharmaceuticals Inc (a)	41,085	470,423
Oruka Therapeutics Inc (a)	26,725	2,579,230
Praxis Precision Medicines Inc (a)	10,155	3,126,014
Relay Therapeutics Inc (a)	115,536	2,175,543
Stoke Therapeutics Inc (a)	87,628	2,528,944
Twist Bioscience Corp (a)	39,678	3,632,521
Tyra Biosciences Inc (a)	33,485	1,067,502
Upstream Bio Inc (a)	93,712	591,323
Vaxcyte Inc (a)	58,684	3,173,631
Veracyte Inc (a)	47,422	2,196,587
Viking Therapeutics Inc (a)	70,349	2,232,877
Viridian Therapeutics Inc (a)	62,894	1,189,954
Vor BioPharma Inc (a)	115,450	2,441,768
Zenas Biopharma Inc (a)	66,271	2,083,560
		64,231,601
Health Care Equipment & Supplies - 1.9%
Ceribell Inc (a)	86,407	1,528,539
Lantheus Holdings Inc (a)	92,307	9,197,469
LivaNova PLC (a)	119,111	9,545,556
QuidelOrtho Corp (a)	169,887	2,849,005
TransMedics Group Inc (a)(c)	64,809	4,958,537
		28,079,106
Health Care Providers & Services - 3.2%
BrightSpring Health Services Inc (a)	273,776	16,347,165
Ensign Group Inc/The	76,461	13,622,292
LifeStance Health Group Inc (a)	308,404	3,232,074
Tenet Healthcare Corp (a)	27,160	6,919,825
Universal Health Services Inc Class B	44,664	7,523,204
		47,644,560
Health Care Technology - 0.3%
Waystar Holding Corp (a)	247,392	5,222,445
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International Inc (a)	25,814	6,002,013
ICON PLC (a)	18,068	2,955,292
Repligen Corp (a)	18,061	2,546,782
		11,504,087
Pharmaceuticals - 1.7%
Alumis Inc (a)	68,851	1,945,041
Amylyx Pharmaceuticals Inc (a)	82,688	1,679,393
Axsome Therapeutics Inc (a)	14,134	3,081,071
Elanco Animal Health Inc (a)	197,582	5,210,237
Enliven Therapeutics Inc (a)	52,888	2,898,791
MBX Biosciences Inc (a)	42,945	2,831,364
Structure Therapeutics Inc ADR (a)	47,095	2,262,444
Viatris Inc	335,229	5,886,621
		25,794,962
TOTAL HEALTH CARE		182,476,761
Industrials - 25.5%
Aerospace & Defense - 4.5%
ATI Inc (a)	126,537	23,718,095
Axon Enterprise Inc (a)	4,585	2,419,780
Carpenter Technology Corp	38,206	19,854,130
Karman Holdings Inc (a)	106,759	5,140,446
Leonardo DRS Inc	855	39,372
Textron Inc	85,461	7,286,405
Woodward Inc	25,901	9,343,786
		67,802,014
Air Freight & Logistics - 0.4%
GXO Logistics Inc (a)	157,166	7,883,446
Building Products - 1.3%
Louisiana-Pacific Corp	146,053	10,578,619
Simpson Manufacturing Co Inc	25,759	4,835,995
Tecnoglass Holdings Inc	100,810	4,379,186
		19,793,800
Commercial Services & Supplies - 1.2%
Brady Corp Class A	78,381	7,388,977
Brink's Co/The	55,902	6,621,592
HNI Corp	96,506	4,343,735
		18,354,304
Construction & Engineering - 5.5%
Comfort Systems USA Inc	8,075	13,967,247
Construction Partners Inc Class A (a)	101,150	10,453,853
EMCOR Group Inc	60	47,845
Granite Construction Inc	63,105	7,633,812
IES Holdings Inc (a)	33,953	25,279,367
Sterling Infrastructure Inc (a)	33,030	19,711,313
WillScot Holdings Corp	227,352	5,520,106
		82,613,543
Electrical Equipment - 1.3%
Acuity Inc	33,995	11,163,618
Nextpower Inc Class A (a)	86,303	7,756,051
		18,919,669
Ground Transportation - 0.8%
XPO Inc (a)	58,351	11,726,800
Machinery - 5.6%
Allison Transmission Holdings Inc	14,114	1,616,617
Atmus Filtration Technologies Inc	96,923	5,004,134
Blue Bird Corp (a)	50,961	3,790,989
CECO Environmental Corp (a)	32,448	2,137,999
Crane Co	47,806	10,204,669
Gates Industrial Corp Ltd	326,454	9,134,183
ITT Inc	92,615	18,150,688
RBC Bearings Inc (a)	20,604	11,359,191
SPX Technologies Inc (a)	56,998	12,517,901
Terex Corp	168,080	10,562,147
		84,478,518
Professional Services - 2.1%
Cbiz Inc (a)	85,418	4,704,823
ExlService Holdings Inc (a)	175,870	5,967,269
FTI Consulting Inc (a)	30,125	4,801,323
Genpact Ltd	246,185	8,658,327
KBR Inc	188,253	6,891,942
		31,023,684
Trading Companies & Distributors - 2.8%
Core & Main Inc Class A (a)	128,148	5,634,668
DXP Enterprises Inc/TX (a)	58,715	9,219,429
GATX Corp	15,003	2,683,586
Herc Holdings Inc	64,818	9,731,775
Rush Enterprises Inc Class A	79,226	6,321,443
Xometry Inc Class A (a)	102,621	8,796,672
		42,387,573
TOTAL INDUSTRIALS		384,983,351
Information Technology - 10.9%
Communications Equipment - 0.2%
Ciena Corp (a)	8,498	3,204,171
Lumentum Holdings Inc (a)	150	107,091
		3,311,262
Electronic Equipment, Instruments & Components - 5.6%
Advanced Energy Industries Inc	37,438	10,839,050
Belden Inc	41,756	5,179,832
Coherent Corp (a)	37,051	9,740,337
OSI Systems Inc (a)	47,071	10,421,049
Sanmina Corp (a)	101,120	18,763,827
TD SYNNEX Corp	90,066	23,029,876
Vontier Corp	207,977	6,682,301
		84,656,272
IT Services - 0.2%
Twilio Inc Class A (a)	14,639	2,889,006
Semiconductors & Semiconductor Equipment - 2.4%
Axcelis Technologies Inc (a)	73,150	9,537,297
Diodes Inc (a)	51,144	4,210,174
MACOM Technology Solutions Holdings Inc (a)	57,918	14,562,902
Onto Innovation Inc (a)	9,764	2,524,775
Veeco Instruments Inc (a)	113,951	5,697,550
		36,532,698
Software - 1.1%
Adeia Inc	111,441	2,969,903
Intapp Inc (a)	214,085	6,998,439
InterDigital Inc	23,781	7,249,043
		17,217,385
Technology Hardware, Storage & Peripherals - 1.4%
Seagate Technology Holdings PLC	5,186	4,439,890
Western Digital Corp	29,388	16,011,758
		20,451,648
TOTAL INFORMATION TECHNOLOGY		165,058,271
Materials - 3.5%
Chemicals - 1.2%
Element Solutions Inc	3,900	143,247
Minerals Technologies Inc	138,714	10,575,556
Scotts Miracle-Gro Co/The	122,508	8,046,325
		18,765,128
Construction Materials - 1.2%
Eagle Materials Inc	87,887	18,011,562
Containers & Packaging - 0.5%
Silgan Holdings Inc	187,234	7,485,615
Metals & Mining - 0.6%
Coeur Mining Inc	243,129	3,625,053
Commercial Metals Co	82,577	5,674,692
		9,299,745
TOTAL MATERIALS		53,562,050
Real Estate - 5.1%
Diversified REITs - 0.4%
Essential Properties Realty Trust Inc	189,618	5,933,147
Health Care REITs - 2.3%
American Healthcare REIT Inc	132,777	7,382,401
CareTrust REIT Inc	325,095	13,634,485
Ventas Inc	144,639	13,525,193
		34,542,079
Real Estate Management & Development - 2.0%
Compass Inc Class A (a)	785,237	8,943,849
Jones Lang LaSalle Inc (a)	61,330	21,773,990
		30,717,839
Specialized REITs - 0.4%
Outfront Media Inc	198,068	6,312,427
TOTAL REAL ESTATE		77,505,492
Utilities - 2.1%
Electric Utilities - 1.0%
IDACORP Inc	48,434	6,921,703
PG&E Corp	436,167	7,580,582
		14,502,285
Gas Utilities - 1.1%
Southwest Gas Holdings Inc	92,117	8,235,260
UGI Corp	245,395	8,863,668
		17,098,928
TOTAL UTILITIES		31,601,213
TOTAL UNITED STATES		1,417,403,954
TOTAL COMMON STOCKS (Cost $1,275,309,118)		1,501,091,415

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (d) (Cost $8,903,266)	3.57	8,903,266	8,903,266

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,284,212,384)	1,509,994,681
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,549,394
NET ASSETS - 100.0%	1,511,544,075

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	9,813,248	9,813,248	-	-
Consumer Discretionary	176,259,975	176,259,975	-	-
Consumer Staples	62,943,119	62,943,119	-	-
Energy	63,847,144	63,847,144	-	-
Financials	246,788,855	246,788,855	-	-
Health Care	186,770,164	186,770,164	-	-
Industrials	384,983,351	384,983,351	-	-
Information Technology	188,321,019	188,321,019	-	-
Materials	58,981,906	58,981,906	-	-
Real Estate	84,951,043	84,951,043	-	-
Utilities	37,431,591	37,431,591	-	-

Money Market Funds	8,903,266	8,903,266	-	-
Total Investments in Securities:	1,509,994,681	1,509,994,681	-	-
Fidelity® Fundamental Small-Mid Cap ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,509,994,681
Cash	30,945
Receivable for investments sold	784,212
Receivable for fund shares sold	13,717,062
Dividends receivable	45,290
Other receivables	326
Total assets	1,524,572,516
Liabilities
Payable for investments purchased	12,512,791
Accrued management fee	515,650
Total liabilities	13,028,441
Net Assets	$1,511,544,075
Net assets consist of:
Paid in capital	1,329,958,627
Total accumulated earnings (loss)	181,585,448
Net Assets	$1,511,544,075

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,511,544,075/41,325,000 shares)	$36.58

Other Information
Unaffiliated issuers, cost	1,284,212,384
Securities loaned, market value	4,312,666
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$9,200,344
Security lending income - unaffiliated issuers	9,741
Interest	2,391
Total investment income	9,212,476
Expenses
Management fee	4,472,270
Independent trustees' fees and expenses	3,187
Total expenses	4,475,457
Expense reimbursements and reductions	(1,353)
Total expenses after reductions	4,474,104
Net investment income (loss)	4,738,372
Net realized gain (loss)
Investments - unaffiliated issuers	(5,556,131)
Redemptions in-kind	92,592,391
Futures contracts	492,088
Net realized gain (loss)	87,528,348
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	193,482,040
Total change in net unrealized appreciation (depreciation)	193,482,040
Net gain (loss)	281,010,388
Net increase (decrease) in net assets resulting from operations	$285,748,760

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,738,372	$2,814,639
Net realized gain (loss)	87,528,348	(24,585,680)
Change in net unrealized appreciation (depreciation)	193,482,040	18,031,139
Net increase (decrease) in net assets resulting from operations	285,748,760	(3,739,902)
Distributions to shareholders
Distributions to shareholders	(5,116,200)	(2,973,325)
Total distributions	(5,116,200)	(2,973,325)
Net increase (decrease) in net assets resulting from share transactions	520,585,378	641,477,270
Total increase (decrease) in net assets	801,217,938	634,764,043
Net Assets
Beginning of period	710,326,137	75,562,094
End of period	$1,511,544,075	$710,326,137
Financial Highlights
Fidelity® Fundamental Small-Mid Cap ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$27.61	$26.99	$22.68	$20.94	$22.84
Income from Investment Operations
Net investment income (loss) A, B	.15	.17	.13	.12	.10
Net realized and unrealized gain (loss)	8.98	.64 C	4.32	1.76	(1.89)
Total from investment operations	9.13	.81	4.45	1.88	(1.79)
Distributions
Distributions from net investment income	(.16)	(.19)	(.14)	(.14)	(.11)
Total distributions	(.16)	(.19)	(.14)	(.14)	(.11)
Net asset value, end of period	$36.58	$27.61	$26.99	$22.68	$20.94
Total Return D, E	33.14%	3.05%	19.70%	9.02%	(7.88)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.43%	.43%	.52%	.60%	.62%
Ratio of expenses to average net assets net of fee waivers, if any	.43%	.43%	.51%	.60%	.62%
Ratio of expenses to average net assets net of all reductions, if any	.43%	.43%	.51%	.60%	.62%
Ratio of net investment income (loss) to average net assets	.46%	.63%	.55%	.59%	.45%
Net assets, end of period	$1,511,544,075	$710,326,137	$75,562,094	$35,148,537	$27,747,490
Portfolio turnover rate I	39% H	66% H	38% H	38% H	42% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Magellan℠ ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,306	5,783,201
UNITED STATES - 97.3%
Communication Services - 8.6%
Interactive Media & Services - 8.6%
Alphabet Inc Class A	28,065	9,994,788
Alphabet Inc Class C	24,404	8,703,687
Meta Platforms Inc Class A	4,473	2,490,164
TOTAL COMMUNICATION SERVICES		21,188,639
Consumer Discretionary - 11.9%
Broadline Retail - 6.8%
Amazon.com Inc (a)	61,075	16,586,749
Hotels, Restaurants & Leisure - 2.9%
Hilton Worldwide Holdings Inc	11,558	3,704,224
Marriott International Inc/MD Class A1	9,292	3,464,336
		7,168,560
Specialty Retail - 2.2%
AutoZone Inc (a)	878	2,648,267
O'Reilly Automotive Inc (a)	31,388	2,804,518
		5,452,785
TOTAL CONSUMER DISCRETIONARY		29,208,094
Consumer Staples - 3.0%
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	4,153	3,953,199
Tobacco - 1.4%
Philip Morris International Inc	18,408	3,512,615
TOTAL CONSUMER STAPLES		7,465,814
Financials - 11.5%
Capital Markets - 7.2%
Bank of New York Mellon Corp/The	19,009	2,971,677
Interactive Brokers Group Inc Class A	34,632	3,047,270
Moody's Corp	6,543	3,130,040
Morgan Stanley	15,892	3,343,995
Northern Trust Corp	13,343	2,430,961
State Street Corp	14,520	2,674,003
		17,597,946
Financial Services - 4.3%
Mastercard Inc Class A	9,021	5,169,935
Visa Inc Class A	15,284	5,595,931
		10,765,866
TOTAL FINANCIALS		28,363,812
Health Care - 1.4%
Health Care Providers & Services - 1.4%
McKesson Corp	3,989	3,415,342
Industrials - 17.4%
Aerospace & Defense - 6.0%
GE Aerospace	13,732	4,944,481
HEICO Corp Class A	12,774	3,286,495
RTX Corp	13,527	2,911,281
TransDigm Group Inc	2,610	3,273,932
		14,416,189
Building Products - 1.2%
Trane Technologies PLC	6,745	3,068,638
Commercial Services & Supplies - 2.5%
Cintas Corp	15,848	3,242,976
Republic Services Inc	13,672	2,878,640
		6,121,616
Construction & Engineering - 2.1%
API Group Corp (a)	61,113	2,424,964
Quanta Services Inc	4,269	2,848,960
		5,273,924
Electrical Equipment - 1.4%
Eaton Corp PLC	8,191	3,400,903
Machinery - 4.2%
Caterpillar Inc	4,738	3,860,570
Cummins Inc	4,645	2,945,858
Westinghouse Air Brake Technologies Corp	11,960	3,478,686
		10,285,114
TOTAL INDUSTRIALS		42,566,384
Information Technology - 39.0%
Communications Equipment - 3.2%
Arista Networks Inc (a)	22,660	4,086,731
Motorola Solutions Inc	8,521	3,713,026
		7,799,757
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	25,512	4,099,778
Semiconductors & Semiconductor Equipment - 23.9%
Advanced Micro Devices Inc (a)	17,235	8,206,445
Analog Devices Inc	8,334	3,061,995
Broadcom Inc	32,749	12,748,531
KLA Corp	29,212	5,340,538
Lam Research Corp	16,209	4,749,561
NVIDIA Corp	123,059	24,704,094
		58,811,164
Software - 7.0%
Cadence Design Systems Inc (a)	13,492	4,587,550
Microsoft Corp	27,211	12,645,496
		17,233,046
Technology Hardware, Storage & Peripherals - 3.2%
Seagate Technology Holdings PLC	4,780	4,092,301
Western Digital Corp	6,863	3,739,237
		7,831,538
TOTAL INFORMATION TECHNOLOGY		95,775,283
Materials - 3.5%
Chemicals - 1.3%
Linde PLC	6,872	3,287,427
Construction Materials - 2.2%
Martin Marietta Materials Inc	5,271	2,768,013
Vulcan Materials Co	9,936	2,668,512
		5,436,525
TOTAL MATERIALS		8,723,952
Real Estate - 1.0%
Health Care REITs - 1.0%
Ventas Inc	27,214	2,544,780
TOTAL UNITED STATES		239,252,100
TOTAL COMMON STOCKS (Cost $187,327,345)		245,035,301

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $528,665)	3.57	528,665	528,665

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $187,856,010)	245,563,966
NET OTHER ASSETS (LIABILITIES) - 0.2%	542,763
NET ASSETS - 100.0%	246,106,729

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	21,188,639	21,188,639	-	-
Consumer Discretionary	29,208,094	29,208,094	-	-
Consumer Staples	7,465,814	7,465,814	-	-
Financials	28,363,812	28,363,812	-	-
Health Care	3,415,342	3,415,342	-	-
Industrials	42,566,384	42,566,384	-	-
Information Technology	101,558,484	101,558,484	-	-
Materials	8,723,952	8,723,952	-	-
Real Estate	2,544,780	2,544,780	-	-

Money Market Funds	528,665	528,665	-	-
Total Investments in Securities:	245,563,966	245,563,966	-	-
Fidelity® Magellan℠ ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$245,563,966
Receivable for investments sold	2,893,388
Dividends receivable	48,282
Other receivables	24
Total assets	248,505,660
Liabilities
Payable to custodian bank	24
Payable for investments purchased	2,280,879
Accrued management fee	118,028
Total liabilities	2,398,931
Net Assets	$246,106,729
Net assets consist of:
Paid in capital	208,014,502
Total accumulated earnings (loss)	38,092,227
Net Assets	$246,106,729

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($246,106,729/6,850,000 shares)	$35.93

Other Information
Unaffiliated issuers, cost	187,856,010
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$1,501,088
Security lending income - unaffiliated issuers	169
Total investment income	1,501,257
Expenses
Management fee	1,479,603
Independent trustees' fees and expenses	898
Total expenses	1,480,501
Expense reimbursements and reductions	(49)
Total expenses after reductions	1,480,452
Net investment income (loss)	20,805
Net realized gain (loss)
Investments - unaffiliated issuers	(6,314,953)
Redemptions in-kind	12,903,434
Foreign currency transactions	(10)
Net realized gain (loss)	6,588,471
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(1,226,166)
Total change in net unrealized appreciation (depreciation)	(1,226,166)
Net gain (loss)	5,362,305
Net increase (decrease) in net assets resulting from operations	$5,383,110

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,805	$72,501
Net realized gain (loss)	6,588,471	1,152,163
Change in net unrealized appreciation (depreciation)	(1,226,166)	33,078,168
Net increase (decrease) in net assets resulting from operations	5,383,110	34,302,832
Distributions to shareholders
Distributions to shareholders	(236,250)	(163,125)
Total distributions	(236,250)	(163,125)
Net increase (decrease) in net assets resulting from share transactions	(32,695,855)	123,693,227
Total increase (decrease) in net assets	(27,548,995)	157,832,934
Net Assets
Beginning of period	273,655,724	115,822,790
End of period	$246,106,729	$273,655,724
Financial Highlights
Fidelity® Magellan℠ ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$35.08	$29.51	$22.34	$20.91	$23.12
Income from Investment Operations
Net investment income (loss) B, C	- A	.01	.04	.06	.01
Net realized and unrealized gain (loss)	.88	5.59	7.19	1.44	(2.20)
Total from investment operations	.88	5.60	7.23	1.50	(2.19)
Distributions
Distributions from net investment income	(.03)	(.03)	(.06)	(.07)	(.02)
Total distributions	(.03)	(.03)	(.06)	(.07)	(.02)
Net asset value, end of period	$35.93	$35.08	$29.51	$22.34	$20.91
Total Return D, E	2.51%	19.02%	32.40%	7.21%	(9.50)%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.57%	.59%	.60%	.59%	.59%
Ratio of expenses to average net assets net of fee waivers, if any	.57%	.59%	.59%	.59%	.59%
Ratio of expenses to average net assets net of all reductions, if any	.57%	.59%	.59%	.59%	.59%
Ratio of net investment income (loss) to average net assets	.01%	.04%	.17%	.30%	.05%
Net assets, end of period	$246,106,729	$273,655,724	$115,822,790	$50,274,856	$46,527,408
Portfolio turnover rate I	73% H	70% H	62% H	89% H	68% H

AAmount represents less than $.005 per share.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Real Estate Investment ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
UNITED STATES - 99.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Csquare Inc	1,605	32,036
Real Estate - 98.9%
Health Care REITs - 12.3%
Healthpeak Properties Inc	9,954	217,296
National Healthcare Properties Inc Class A	2,421	37,017
Ventas Inc	5,567	520,570
Welltower Inc	5,364	1,257,536
		2,032,419
Industrial REITs - 14.3%
Americold Realty Trust Inc	8,172	115,143
Prologis Inc	11,326	1,637,854
STAG Industrial Inc Class A	10,916	417,646
Terreno Realty Corp	2,685	192,380
		2,363,023
Real Estate Management & Development - 7.0%
CBRE Group Inc Class A (a)	4,175	612,932
Compass Inc Class A (a)	11,745	133,776
CoStar Group Inc (a)	2,509	72,159
Jones Lang LaSalle Inc (a)	826	293,255
Zillow Group Inc Class C (a)	1,238	42,165
		1,154,287
Residential REITs - 12.4%
American Homes 4 Rent Class A	9,251	309,168
Camden Property Trust	1,861	206,217
Equity Residential	7,102	471,928
Invitation Homes Inc	8,142	241,980
Sun Communities Inc	1,990	245,725
UDR Inc	15,158	578,430
		2,053,448
Retail REITs - 20.8%
Acadia Realty Trust	2,738	61,523
Curbline Properties Corp	1,536	47,062
FrontView REIT Inc	3,346	68,058
InvenTrust Properties Corp	1,464	51,839
Kimco Realty Corp	24,045	612,667
Macerich Co/The	5,135	132,688
NNN REIT Inc	8,960	425,779
Phillips Edison & Co Inc	3,159	134,226
Realty Income Corp	8,088	516,581
Regency Centers Corp	2,017	161,945
Simon Property Group Inc	3,794	870,230
Tanger Inc	3,398	138,163
Urban Edge Properties	9,622	218,035
		3,438,796
Specialized REITs - 32.1%
American Tower Corp	8,391	1,454,665
CubeSmart	3,152	130,682
Digital Realty Trust Inc	3,431	646,812
Equinix Inc	1,493	1,521,786
Extra Space Storage Inc	575	85,123
Four Corners Property Trust Inc	4,517	115,635
Iron Mountain Inc	2,801	342,618
Lamar Advertising Co Class A	424	67,823
Public Storage	1,469	476,206
SBA Communications Corp Class A	1,401	253,553
Weyerhaeuser Co	8,016	200,640
		5,295,543
TOTAL REAL ESTATE		16,337,516
TOTAL UNITED STATES		16,369,552
TOTAL COMMON STOCKS (Cost $14,437,878)		16,369,552

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $141,884)	3.57	141,884	141,884

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,579,762)	16,511,436
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,205
NET ASSETS - 100.0%	16,514,641

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	32,036	32,036	-	-
Real Estate	16,337,516	16,337,516	-	-

Money Market Funds	141,884	141,884	-	-
Total Investments in Securities:	16,511,436	16,511,436	-	-
Fidelity® Real Estate Investment ETF
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$16,511,436
Dividends receivable	9,717
Other receivables	1,381
Total assets	16,522,534
Liabilities
Accrued management fee	7,893
Total liabilities	7,893
Net Assets	$16,514,641
Net assets consist of:
Paid in capital	17,196,061
Total accumulated earnings (loss)	(681,420)
Net Assets	$16,514,641

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($16,514,641/650,000 shares)	$25.41

Other Information
Unaffiliated issuers, cost	14,579,762
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - unaffiliated issuers	$439,183
Total investment income	439,183
Expenses
Management fee	83,966
Independent trustees' fees and expenses	51
Total expenses	84,017
Expense reimbursements and reductions	(2)
Total expenses after reductions	84,015
Net investment income (loss)	355,168
Net realized gain (loss)
Investments - unaffiliated issuers	(305,529)
Redemptions in-kind	601,509
Net realized gain (loss)	295,980
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	1,604,216
Total change in net unrealized appreciation (depreciation)	1,604,216
Net gain (loss)	1,900,196
Net increase (decrease) in net assets resulting from operations	$2,255,364

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$355,168	$343,287
Net realized gain (loss)	295,980	49,705
Change in net unrealized appreciation (depreciation)	1,604,216	(131,475)
Net increase (decrease) in net assets resulting from operations	2,255,364	261,517
Distributions to shareholders
Distributions to shareholders	(395,075)	(378,850)
Total distributions	(395,075)	(378,850)
Net increase (decrease) in net assets resulting from share transactions	(499,270)	2,419,005
Total increase (decrease) in net assets	1,361,019	2,301,672
Net Assets
Beginning of period	15,153,622	12,851,950
End of period	$16,514,641	$15,153,622
Financial Highlights
Fidelity® Real Estate Investment ETF

Years ended July 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$22.45	$22.35	$20.87	$23.83	$24.79
Income from Investment Operations
Net investment income (loss) A, B	.57	.53	.52	.52	.39
Net realized and unrealized gain (loss)	3.01	.15 C	1.56	(2.91)	(.80)
Total from investment operations	3.58	.68	2.08	(2.39)	(.41)
Distributions
Distributions from net investment income	(.62)	(.58)	(.60)	(.57)	(.55)
Total distributions	(.62)	(.58)	(.60)	(.57)	(.55)
Net asset value, end of period	$25.41	$22.45	$22.35	$20.87	$23.83
Total Return D, E	16.27%	3.02%	10.20%	(9.93)%	(1.68)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.57%	.59%	.61%	.59%	.59%
Ratio of expenses to average net assets net of fee waivers, if any	.57%	.59%	.59%	.59%	.59%
Ratio of expenses to average net assets net of all reductions, if any	.57%	.59%	.59%	.59%	.59%
Ratio of net investment income (loss) to average net assets	2.41%	2.32%	2.54%	2.49%	1.58%
Net assets, end of period	$16,514,641	$15,153,622	$12,851,950	$15,134,154	$20,256,534
Portfolio turnover rate I	36% H	38% H	45% H	33% H	24% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® Blue Chip Growth ETF, Fidelity® Blue Chip Value ETF, Fidelity® Fundamental Large Cap Core ETF, Fidelity® Fundamental Large Cap Growth ETF, Fidelity® Fundamental Large Cap Value ETF, Fidelity® Fundamental Small-Mid Cap ETF, Fidelity® Magellan℠ ETF, and Fidelity® Real Estate Investment ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The following Funds are non-diversified: Fidelity® Blue Chip Growth ETF, Fidelity® Fundamental Large Cap Growth ETF, Fidelity® Fundamental Large Cap Value ETF, Fidelity® Magellan℠ ETF, Fidelity® Real Estate Investment ETF.

  2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the Exchange listed below, normally 4:00p.m. Eastern time.

Exchange
Fidelity® Blue Chip Growth ETF	Cboe BZX Exchange, Inc.
Fidelity® Blue Chip Value ETF	Cboe BZX Exchange, Inc.
Fidelity® Fundamental Large Cap Core ETF	Cboe BZX Exchange, Inc.
Fidelity® Fundamental Large Cap Growth ETF	Cboe BZX Exchange, Inc.
Fidelity® Fundamental Large Cap Value ETF	Cboe BZX Exchange, Inc.
Fidelity® Fundamental Small-Mid Cap ETF	Cboe BZX Exchange, Inc.
Fidelity® Magellan℠ ETF	Cboe BZX Exchange, Inc.
Fidelity® Real Estate Investment ETF	Cboe BZX Exchange, Inc.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain corporate actions, foreign currency transactions, futures transactions, losses deferred due to excise tax regulations, net operating losses, partnerships, passive foreign investment companies (PFIC), redemptions in-kind, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Blue Chip Growth ETF	5,072,705,501	2,035,175,180	(182,128,360)	1,853,046,820
Fidelity® Blue Chip Value ETF	150,570,255	30,883,662	(3,353,557)	27,530,105
Fidelity® Fundamental Large Cap Core ETF	981,258,883	266,470,057	(32,029,123)	234,440,934
Fidelity® Fundamental Large Cap Growth ETF	465,226,095	150,050,182	(23,174,173)	126,876,009
Fidelity® Fundamental Large Cap Value ETF	14,027,667	2,753,512	(354,632)	2,398,880
Fidelity® Fundamental Small-Mid Cap ETF	1,286,934,112	283,459,476	(60,398,907)	223,060,569
Fidelity® Magellan℠ ETF	188,547,463	60,625,142	(3,608,639)	57,016,503
Fidelity® Real Estate Investment ETF	14,633,693	2,438,153	(560,410)	1,877,743

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed Ordinary Income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Blue Chip Growth ETF	-	-	(186,062,974)	1,853,047,079
Fidelity® Blue Chip Value ETF	6,805,225	8,458,263	-	27,530,105
Fidelity® Fundamental Large Cap Core ETF	1,043,154	-	(46,243,245)	234,464,238
Fidelity® Fundamental Large Cap Growth ETF	-	-	(35,227,446)	126,876,311
Fidelity® Fundamental Large Cap Value ETF	-	-	(522,068)	2,398,869
Fidelity® Fundamental Small-Mid Cap ETF	388,069	-	(41,863,190)	223,060,569
Fidelity® Magellan℠ ETF	-	-	(18,878,099)	57,016,503
Fidelity® Real Estate Investment ETF	-	-	(2,559,162)	1,877,743

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Blue Chip Growth ETF	(186,062,974)	-	(186,062,974)
Fidelity® Fundamental Large Cap Core ETF	(35,726,009)	(10,517,236)	(46,243,245)
Fidelity® Fundamental Large Cap Growth ETF	(33,032,242)	(2,195,204)	(35,227,446)
Fidelity® Fundamental Large Cap Value ETF	(436,071)	(85,997)	(522,068)
Fidelity® Fundamental Small-Mid Cap ETF	(37,081,663)	(4,781,527)	(41,863,190)
Fidelity® Magellan℠ ETF	(17,277,854)	(1,600,245)	(18,878,099)
Fidelity® Real Estate Investment ETF	(460,790)	(2,098,372)	(2,559,162)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to July 31, 2026, and/or ordinary losses recognized during the period January 1, 2026 to July 31, 2026. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity® Blue Chip Value ETF	-	7,688,916

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Blue Chip Growth ETF	2,399,375	-	2,399,375
Fidelity® Blue Chip Value ETF	3,048,650	1,058,600	4,107,250
Fidelity® Fundamental Large Cap Core ETF	10,612,250	-	10,612,250
Fidelity® Fundamental Large Cap Growth ETF	772,125	-	772,125
Fidelity® Fundamental Large Cap Value ETF	212,725	-	212,725
Fidelity® Fundamental Small-Mid Cap ETF	5,116,200	-	5,116,200
Fidelity® Magellan℠ ETF	236,250	-	236,250
Fidelity® Real Estate Investment ETF	395,075	-	395,075

July 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® Blue Chip Growth ETF	3,424,200	-	3,424,200
Fidelity® Blue Chip Value ETF	2,230,975	-	2,230,975
Fidelity® Fundamental Large Cap Core ETF	6,599,725	-	6,599,725
Fidelity® Fundamental Large Cap Growth ETF	459,350	-	459,350
Fidelity® Fundamental Large Cap Value ETF	129,425	-	129,425
Fidelity® Fundamental Small-Mid Cap ETF	2,973,325	-	2,973,325
Fidelity® Magellan℠ ETF	163,125	-	163,125
Fidelity® Real Estate Investment ETF	378,850	-	378,850

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity® Blue Chip Growth ETF
Equity Risk
Futures Contracts	-	-	539,445	-
Total Equity Risk	-	-	539,445	-
Totals	-	-	539,445	-

Fidelity® Fundamental Large Cap Core ETF
Equity Risk
Futures Contracts	116,973	-	686,748	72,329
Total Equity Risk	116,973	-	686,748	72,329
Totals	116,973	-	686,748	72,329

Fidelity® Fundamental Large Cap Growth ETF
Equity Risk
Futures Contracts	78,493	-	855,234	10,592
Total Equity Risk	78,493	-	855,234	10,592
Totals	78,493	-	855,234	10,592

Fidelity® Fundamental Large Cap Value ETF
Equity Risk
Futures Contracts	-	-	5,758	-
Total Equity Risk	-	-	5,758	-
Totals	-	-	5,758	-
Fidelity® Fundamental Small-Mid Cap ETF
Equity Risk
Futures Contracts	-	-	492,088	-
Total Equity Risk	-	-	492,088	-
Totals	-	-	492,088	-

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Fundamental Large Cap Core ETF
Futures	8,527,716

Average Amount ($)
Fidelity® Fundamental Large Cap Growth ETF
Futures	5,519,802

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Blue Chip Growth ETF	3,867,629,086	3,341,818,749
Fidelity® Blue Chip Value ETF	136,776,583	137,318,515
Fidelity® Fundamental Large Cap Core ETF	642,622,969	305,602,867
Fidelity® Fundamental Large Cap Growth ETF	476,570,715	252,643,476
Fidelity® Fundamental Large Cap Value ETF	9,867,535	4,139,216
Fidelity® Fundamental Small-Mid Cap ETF	699,370,884	390,166,344
Fidelity® Magellan℠ ETF	187,881,213	192,228,357
Fidelity® Real Estate Investment ETF	5,212,353	5,342,777

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity® Blue Chip Growth ETF	1,203,888,247	386,114,524
Fidelity® Blue Chip Value ETF	45,773,096	33,721,346
Fidelity® Fundamental Large Cap Core ETF	109,588,549	210,094,797
Fidelity® Fundamental Large Cap Growth ETF	46,712,062	227,325,044
Fidelity® Fundamental Large Cap Value ETF	3,537,494	6,905,625
Fidelity® Fundamental Small-Mid Cap ETF	371,836,539	162,821,722
Fidelity® Magellan℠ ETF	6,710,959	33,963,187
Fidelity® Real Estate Investment ETF	3,343,292	3,794,647

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides each Fund with investment management related services.

For these services, each Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of each Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Blue Chip Growth ETF	0.57
Fidelity® Blue Chip Value ETF	0.57
Fidelity® Fundamental Large Cap Core ETF	0.38
Fidelity® Fundamental Large Cap Growth ETF	0.38
Fidelity® Fundamental Large Cap Value ETF	0.38
Fidelity® Fundamental Small-Mid Cap ETF	0.43
Fidelity® Magellan℠ ETF	0.57
Fidelity® Real Estate Investment ETF	0.57

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Blue Chip Growth ETF	57,731
Fidelity® Blue Chip Value ETF	488
Fidelity® Fundamental Large Cap Core ETF	10,582
Fidelity® Fundamental Large Cap Growth ETF	1,945
Fidelity® Fundamental Large Cap Value ETF	19
Fidelity® Fundamental Small-Mid Cap ETF	12,501
Fidelity® Magellan℠ ETF	729
Fidelity® Real Estate Investment ETF	37

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Blue Chip Growth ETF	89,382,935	128,381,782	(4,349,380)
Fidelity® Blue Chip Value ETF	5,931,549	1,377,058	185,498
Fidelity® Fundamental Large Cap Core ETF	21,765,560	22,542,841	(69,323)
Fidelity® Fundamental Large Cap Growth ETF	40,446,654	25,729,177	(591,472)
Fidelity® Fundamental Large Cap Value ETF	360,927	202,527	(24,208)
Fidelity® Fundamental Small-Mid Cap ETF	70,569,221	15,716,777	(5,004,357)
Fidelity® Magellan℠ ETF	8,584,797	8,093,979	(483,586)
Fidelity® Real Estate Investment ETF	81,836	49,676	(10,521)

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Blue Chip Growth ETF	119,229	-	-

Fidelity® Blue Chip Value ETF	17	-	-

Fidelity® Fundamental Large Cap Core ETF	2,782	2	-

Fidelity® Fundamental Large Cap Growth ETF	8,798	262	-

Fidelity® Fundamental Large Cap Value ETF

Fidelity® Fundamental Small-Mid Cap ETF	940	-	-

Fidelity® Magellan℠ ETF	16	-	-

Fidelity® Real Estate Investment ETF

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Blue Chip Growth ETF	39,303,521
Fidelity® Blue Chip Value ETF	573,210
Fidelity® Fundamental Large Cap Core ETF	2,876,206
Fidelity® Fundamental Large Cap Growth ETF	1,568,805
Fidelity® Fundamental Small-Mid Cap ETF	4,391,702

  7. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Blue Chip Growth ETF	1,855
Fidelity® Blue Chip Value ETF	48
Fidelity® Fundamental Large Cap Core ETF	286
Fidelity® Fundamental Large Cap Growth ETF	340
Fidelity® Fundamental Large Cap Value ETF	746
Fidelity® Fundamental Small-Mid Cap ETF	1,353
Fidelity® Magellan℠ ETF	49
Fidelity® Real Estate Investment ETF	2

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025

Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Growth ETF	2,399,375	3,424,200
Total	2,399,375	3,424,200

Fidelity® Blue Chip Value ETF
Fidelity® Blue Chip Value ETF	4,107,250	2,230,975
Total	4,107,250	2,230,975

Fidelity® Fundamental Large Cap Core ETF
Fidelity® Fundamental Large Cap Core ETF	10,612,250	6,599,725
Total	10,612,250	6,599,725

Fidelity® Fundamental Large Cap Growth ETF
Fidelity® Fundamental Large Cap Growth ETF	772,125	459,350
Total	772,125	459,350

Fidelity® Fundamental Large Cap Value ETF
Fidelity® Fundamental Large Cap Value ETF	212,725	129,425
Total	212,725	129,425

Fidelity® Fundamental Small-Mid Cap ETF
Fidelity® Fundamental Small-Mid Cap ETF	5,116,200	2,973,325
Total	5,116,200	2,973,325

Fidelity® Magellan℠ ETF
Fidelity® Magellan℠ ETF	236,250	163,125
Total	236,250	163,125

Fidelity® Real Estate Investment ETF
Fidelity® Real Estate Investment ETF	395,075	378,850
Total	395,075	378,850

  9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® Blue Chip Growth ETF
Shares sold	33,625,000	51,275,000	1,908,385,645	2,310,709,626
Shares redeemed	(10,125,000)	(7,175,000)	(563,849,444)	(294,190,111)
Net increase (decrease)	23,500,000	44,100,000	1,344,536,201	2,016,519,515
Fidelity® Blue Chip Value ETF
Shares sold	1,500,000	225,000	55,888,465	7,171,519
Shares redeemed	(1,150,000)	(300,000)	(41,844,195)	(9,538,413)
Net increase (decrease)	350,000	(75,000)	14,044,270	(2,366,894)
Fidelity® Fundamental Large Cap Core ETF
Shares sold	8,575,000	9,675,000	467,656,749	445,997,368
Shares redeemed	(4,025,000)	(2,675,000)	(222,263,162)	(114,539,404)
Net increase (decrease)	4,550,000	7,000,000	245,393,587	331,457,964
Fidelity® Fundamental Large Cap Growth ETF
Shares sold	8,925,000	3,400,000	285,327,926	81,208,780
Shares redeemed	(7,175,000)	(450,000)	(231,052,005)	(11,462,274)
Net increase (decrease)	1,750,000	2,950,000	54,275,921	69,746,506
Fidelity® Fundamental Large Cap Value ETF
Shares sold	400,000	525,000	10,263,996	11,085,197
Shares redeemed	(300,000)	(125,000)	(7,915,807)	(2,738,950)
Net increase (decrease)	100,000	400,000	2,348,189	8,346,247
Fidelity® Fundamental Small-Mid Cap ETF
Shares sold	20,675,000	31,425,000	704,689,320	848,553,898
Shares redeemed	(5,075,000)	(8,500,000)	(184,103,942)	(207,076,628)
Net increase (decrease)	15,600,000	22,925,000	520,585,378	641,477,270
Fidelity® Magellan℠ ETF
Shares sold	225,000	4,525,000	7,865,135	142,802,299
Shares redeemed	(1,175,000)	(650,000)	(40,560,990)	(19,109,072)
Net increase (decrease)	(950,000)	3,875,000	(32,695,855)	123,693,227
Fidelity® Real Estate Investment ETF
Shares sold	150,000	200,000	3,575,069	4,611,356
Shares redeemed	(175,000)	(100,000)	(4,074,339)	(2,192,351)
Net increase (decrease)	(25,000)	100,000	(499,270)	2,419,005

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, and Fidelity Fundamental Large Cap Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, and Fidelity Fundamental Large Cap Value ETF (four of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Fundamental Large Cap Growth ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF and Fidelity Fundamental Small-Mid Cap ETF:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Fundamental Large Cap Growth ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF and Fidelity Fundamental Small-Mid Cap ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity® Blue Chip Value ETF	$8,847,070

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity® Blue Chip Growth ETF
September 2025	100%
December 2025	100%
Fidelity® Blue Chip Value ETF
September 2025	53%
December 2025	53%
March 2026	100%
June 2026	100%
Fidelity® Fundamental Large Cap Core ETF
September 2025	33%
December 2025	93%
March 2026	100%
June 2026	100%
Fidelity® Fundamental Large Cap Growth ETF
September 2025	100%
December 2025	100%
March 2026	100%
June 2026	100%
Fidelity® Fundamental Large Cap Value ETF
September 2025	87%
December 2025	94%
March 2026	100%
June 2026	100%
Fidelity® Fundamental Small-Mid Cap ETF
September 2025	100%
December 2025	100%
March 2026	100%
June 2026	100%
Fidelity® Magellan ETF
September 2025	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity® Blue Chip Growth ETF
September 2025	100%
December 2025	100%
Fidelity® Blue Chip Value ETF
September 2025	67.83%
December 2025	64.81%
March 2026	100%
June 2026	100%
Fidelity® Fundamental Large Cap Core ETF
September 2025	92.64%
December 2025	100%
March 2026	100%
June 2026	100%
Fidelity® Fundamental Large Cap Growth ETF
September 2025	100%
December 2025	100%
March 2026	100%
June 2026	100%
Fidelity® Fundamental Large Cap Value ETF
September 2025	100%
December 2025	100%
March 2026	100%
June 2026	100%
Fidelity® Fundamental Small-Mid Cap ETF
September 2025	100%
December 2025	100%
March 2026	100%
June 2026	100%
Fidelity® Magellan ETF
September 2025	100%
Fidelity® Real Estate Investment ETF
September 2025	0.00%
December 2025 March 2026 June 2026	0.00% 0.08% 0.08%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity® Blue Chip Value ETF
September 2025	2.98%
December 2025 March 2026 June 2026	3.25% 0.00% 0.00%
Fidelity® Fundamental Large Cap Core ETF
September 2025	7.37%
December 2025 March 2026 June 2026	0.00% 0.00% 0.00%

Fidelity® Real Estate Investment ETF
September 2025	100%
December 2025	100%
March 2026	99.52%
June 2026	99.52%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December 2025
Fidelity® Blue Chip Value ETF	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity® Blue Chip Value ETF	$50,574
Fidelity® Fundamental Large Cap Core ETF	$348,964
Fidelity® Real Estate Investment ETF	$3,998

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Blue Chip Growth ETF
Fidelity Blue Chip Value ETF
Fidelity Fundamental Large Cap Core ETF
Fidelity Fundamental Large Cap Growth ETF
Fidelity Fundamental Large Cap Value ETF
Fidelity Fundamental Small-Mid Cap ETF
Fidelity Magellan ETF
Fidelity Real Estate Investment ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue each fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on the funds in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending, under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group), if applicable. The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount. For Fidelity Real Estate Investment ETF, the fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2026, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of each fund relative to funds and classes in the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
For each fund (except Fidelity Blue Chip Value ETF), the information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025. For Fidelity Blue Chip Value ETF, the information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2025.
For each fund (except Fidelity Blue Chip Growth ETF and Fidelity Blue Chip Value ETF), the information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. For Fidelity Blue Chip Growth ETF and Fidelity Blue Chip Value ETF, the information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
For each fund (except Fidelity Blue Chip Growth ETF and Fidelity Blue Chip Value ETF), the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025. For Fidelity Blue Chip Growth ETF and Fidelity Blue Chip Value ETF, the information provided to the Board indicated that the total expense ratio of each fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2025.
For each fund (except Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, and Fidelity Fundamental Large Cap Core ETF), the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. For Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, and Fidelity Fundamental Large Cap Core ETF, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
The Board considered that each fund has an all-inclusive management fee structure, which covers expenses for services beyond portfolio management, and that Fidelity believes that management fee comparisons are particularly unhelpful in the context of these funds and that total expense comparisons are more useful. With respect to Fidelity Blue Chip Growth ETF and Fidelity Blue Chip Value ETF, the Board noted that the total peer group includes a combination of active transparent and semi-transparent ETFs and that, when compared only to active semi-transparent ETFs, the funds were at the peer group median. With respect to Fidelity Fundamental Large Cap Core ETF, the Board considered that Morningstar does not provide data that enables comparisons to funds that leverage fundamental inputs alongside quantitative portfolio construction. The Board also considered that for Fidelity Fundamental Large Cap Core ETF, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2027.

1.9897894.106
GTF-ANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026